CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
10,603	ACTIVISION BLIZZARD, INC.	$471,997	907,511
130,692	ALPHABET, INC., CLASS A(b)	5,031,789	13,556,681
84,721	ALPHABET, INC., CLASS C(b)	3,743,298	8,810,984
93,617	AT&T, INC.	1,461,042	1,802,127
1,429	CHARTER COMMUNICATIONS, INC., CLASS A(b)	491,189	511,025
3,318	CINEMARK HOLDINGS, INC.(b)	38,609	49,073
67,600	COMCAST CORP., CLASS A	1,026,668	2,562,716
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	29,996
8,300	ELECTRONIC ARTS, INC.	116,945	999,735
8,774	INTERPUBLIC GROUP OF (THE) COS., INC.	210,912	326,744
1,416	LIBERTY GLOBAL PLC, CLASS A(b)(c)	12,483	27,612
200	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	9,058	14,966
1,900	LIVE NATION ENTERTAINMENT, INC.(b)	130,374	133,000
17,000	LUMEN TECHNOLOGIES, INC.	166,983	45,050
4,549	MATCH GROUP, INC.(b)	167,548	174,636
42,828	META PLATFORMS, INC., CLASS A(b)	3,393,185	9,076,966
5,874	NETFLIX, INC.(b)	1,261,830	2,029,350
2,675	NEWS CORP., CLASS A	12,252	46,197
2,595	OMNICOM GROUP, INC.	81,950	244,812
6,900	PARAMOUNT GLOBAL, CLASS B	121,966	153,939
58,107	PLAYTIKA HOLDING CORP.(b)(c)	532,056	654,285
2,000	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	216,815	238,600
9,937	T-MOBILE U.S., INC.(b)	535,402	1,439,275
58,383	VERIZON COMMUNICATIONS, INC.	1,928,333	2,270,515
24,418	WALT DISNEY (THE) CO.(b)	477,665	2,444,974
28,702	WARNER BROS. DISCOVERY, INC.(b)	341,298	433,400
		22,002,697	48,984,169	6.53%
Consumer Discretionary:
9,498	ADT, INC.	36,940	68,671
131,963	AMAZON.COM, INC.(b)	8,407,999	13,630,458
3,400	APTIV PLC(b)(c)	303,982	381,446
1,200	ARAMARK	23,697	42,960
24,109	AUTONATION, INC.(b)	2,877,042	3,239,285
1,324	AUTOZONE, INC.(b)	1,581,870	3,254,591
31,097	BATH & BODY WORKS, INC.	844,151	1,137,528
31,630	BEST BUY CO., INC.	2,219,582	2,475,680
1,400	BIG LOTS, INC.	15,477	15,344
708	BOOKING HOLDINGS, INC.(b)	1,305,019	1,877,906
26,163	BORGWARNER, INC.	1,043,497	1,284,865
1,674	BRUNSWICK CORP.	133,766	137,268
2,400	CAPRI HOLDINGS LTD.(b)(c)	98,191	112,800
2,168	CARMAX, INC.(b)	58,264	139,359
12,700	CARNIVAL CORP.(b)	108,018	128,905
400	CHIPOTLE MEXICAN GRILL, INC.(b)	558,552	683,316
1,500	D.R. HORTON, INC.	141,608	146,535
1,700	DARDEN RESTAURANTS, INC.	112,210	263,772
9,400	EBAY, INC.	268,054	417,078
1,700	ETSY, INC.(b)	171,182	189,261
4,099	EXPEDIA GROUP, INC.(b)	382,097	397,726
22,163	FORD MOTOR CO.	72,511	279,254
2,200	GARMIN LTD.(c)	40,557	222,024
56,637	GENERAL MOTORS CO.	2,027,774	2,077,445
3,450	GENUINE PARTS CO.	102,424	577,219
53,947	H&R BLOCK, INC.	1,867,466	1,901,632
1,600	HANESBRANDS, INC.	7,886	8,416
426	HASBRO, INC.	12,602	22,872
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	225,392
21,226	HOME DEPOT (THE), INC.	4,153,939	6,264,217
2,535	LAS VEGAS SANDS CORP.(b)	21,685	145,636
945	LEAR CORP.	129,908	131,818
5,615	LENNAR CORP., CLASS A	533,267	590,193
18,920	LKQ CORP.	587,037	1,073,899
13,685	LOWE'S COS., INC.	2,611,185	2,736,589
188	LULULEMON ATHLETICA, INC.(b)(c)	28,278	68,468
168,129	MACY'S, INC.	3,190,800	2,940,576
0	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
2,938	MARRIOTT INTERNATIONAL, INC., CLASS A	$61,838	487,825
7,902	MCDONALD'S CORP.	949,776	2,209,478
6	MGM RESORTS INTERNATIONAL	186	266
700	MOHAWK INDUSTRIES, INC.(b)	36,477	70,154
4,915	NEWELL BRANDS, INC.	52,223	61,143
16,667	NIKE, INC., CLASS B	999,736	2,044,041
2,273	NORDSTROM, INC.	23,910	36,982
518	NVR, INC.(b)	2,038,923	2,886,394
7,289	PENSKE AUTOMOTIVE GROUP, INC.	953,453	1,033,653
600	PLANET FITNESS, INC., CLASS A(b)	30,204	46,602
870	POOL CORP.	187,171	297,923
28,033	PULTEGROUP, INC.	1,342,401	1,633,763
2,064	PVH CORP.	122,600	184,026
2,443	ROSS STORES, INC.	224,440	259,276
22,087	ROYAL CARIBBEAN CRUISES LTD.(b)	860,666	1,442,281
2,108	SIX FLAGS ENTERTAINMENT CORP.(b)	31,718	56,305
23,500	STARBUCKS CORP.	154,545	2,447,055
17,306	TAPESTRY, INC.	564,920	746,062
40,724	TESLA, INC.(b)	8,520,181	8,448,601
3,202	THOR INDUSTRIES, INC.	252,565	255,007
20,088	TJX (THE) COS., INC.	85,607	1,574,096
62,368	TOLL BROTHERS, INC.	3,591,156	3,743,951
600	TRACTOR SUPPLY CO.	111,014	141,024
49,813	TRAVEL + LEISURE CO.	1,577,843	1,952,670
1,951	ULTA BEAUTY, INC.(b)	884,877	1,064,602
6,793	VF CORP.	81,861	155,628
2,000	WENDY'S (THE) CO.	28,853	43,560
20,056	WILLIAMS-SONOMA, INC.	2,627,853	2,440,013
600	WYNDHAM HOTELS & RESORTS, INC.	19,889	40,710
1,554	WYNN RESORTS LTD.(b)	31,066	173,908
		62,642,082	85,267,403	11.36%
Consumer Staples:
60,492	ALTRIA GROUP, INC.	2,719,384	2,699,153
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	820,498
34	BELLRING BRANDS, INC.(b)	655	1,156
100	BROWN-FORMAN CORP., CLASS B	6,370	6,427
10,068	CHURCH & DWIGHT CO., INC.	241,887	890,112
69,073	COCA-COLA (THE) CO.	1,562,344	4,284,598
9,380	COLGATE-PALMOLIVE CO.	630,848	704,907
2,300	CONAGRA BRANDS, INC.	40,014	86,388
1,823	CONSTELLATION BRANDS, INC., CLASS A	251,171	411,797
4,852	COSTCO WHOLESALE CORP.	909,621	2,410,813
4,189	DOLLAR GENERAL CORP.	412,982	881,617
1,924	DOLLAR TREE, INC.(b)	23,650	276,190
3,000	ESTEE LAUDER (THE) COS., INC., CLASS A	618,050	739,380
12,400	GENERAL MILLS, INC.	277,055	1,059,704
1,642	HERSHEY (THE) CO.	60,568	417,741
4,800	HORMEL FOODS CORP.	43,206	191,424
400	INGREDION, INC.	18,132	40,692
1,300	J M SMUCKER (THE) CO.	60,305	204,581
4,742	KEURIG DR. PEPPER, INC.	79,466	167,298
3,750	KIMBERLY-CLARK CORP.	334,238	503,325
3,905	KRAFT HEINZ (THE) CO.	34,111	151,006
78,178	KROGER (THE) CO.	2,289,741	3,859,648
1,833	LAMB WESTON HOLDINGS, INC.	73,271	191,585
1,400	MCCORMICK & CO., INC. (NON VOTING)	21,613	116,494
6,920	MOLSON COORS BEVERAGE CO., CLASS B	310,610	357,626
17,969	MONDELEZ INTERNATIONAL, INC., CLASS A	803,237	1,252,799
2,272	MONSTER BEVERAGE CORP.(b)	64,265	122,711
21,713	PEPSICO, INC.	2,335,657	3,958,280
19,402	PHILIP MORRIS INTERNATIONAL, INC.	1,528,804	1,886,845
4,022	PILGRIM'S PRIDE CORP.(b)	99,505	93,230
400	POST HOLDINGS, INC.(b)	21,172	35,948
32,449	PROCTER & GAMBLE (THE) CO.	1,711,854	4,824,842
31	SEABOARD CORP.	115,903	116,870
7,100	SYSCO CORP.	110,707	548,333
7,013	TARGET CORP.	787,066	1,161,563
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
5,580	TYSON FOODS, INC., CLASS A	$176,361	331,006
1,400	US FOODS HOLDING CORP.(b)	23,726	51,716
32,318	WALGREENS BOOTS ALLIANCE, INC.	714,528	1,117,556
34,109	WALMART, INC.	3,673,073	5,029,372
		23,373,768	42,005,231	5.60%
Energy:
19,154	APA CORP.	602,345	690,693
6,800	BAKER HUGHES CO.	83,252	196,248
300	CHENIERE ENERGY, INC.	26,442	47,280
41,820	CHEVRON CORP.	2,764,533	6,823,351
32,810	CONOCOPHILLIPS	1,135,146	3,255,080
39,488	COTERRA ENERGY, INC.	733,249	969,036
8,826	DEVON ENERGY CORP.	299,937	446,684
15,382	EOG RESOURCES, INC.	938,070	1,763,239
97,193	EXXON MOBIL CORP.	7,442,956	10,658,184
2,600	HESS CORP.	90,342	344,084
48,118	HF SINCLAIR CORP.	2,168,646	2,327,949
17,112	KINDER MORGAN, INC.	150,868	299,631
26,263	MARATHON OIL CORP.	471,525	629,262
27,292	MARATHON PETROLEUM CORP.	2,681,291	3,679,780
12,086	OCCIDENTAL PETROLEUM CORP.	376,612	754,529
5,800	ONEOK, INC.	148,297	368,532
16,683	OVINTIV, INC.	843,631	601,923
14,096	PDC ENERGY, INC.	783,434	904,681
6,438	PHILLIPS 66	440,133	652,685
3,156	PIONEER NATURAL RESOURCES CO.	417,339	644,581
9,633	SCHLUMBERGER N.V.	108,848	472,980
2,900	TARGA RESOURCES CORP.	189,675	211,555
31,985	VALERO ENERGY CORP.	3,133,685	4,465,106
26,072	VITESSE ENERGY, INC.	443,850	496,150
11,500	WILLIAMS (THE) COS., INC.	124,134	343,390
		26,598,240	42,046,613	5.60%
Financials:
4,579	AFLAC, INC.	225,517	295,437
8,300	ALLSTATE (THE) CORP.	197,623	919,723
7,933	AMERICAN EXPRESS CO.	715,083	1,308,548
408	AMERICAN FINANCIAL GROUP, INC.	25,156	49,572
68,304	AMERICAN INTERNATIONAL GROUP, INC.	3,763,691	3,439,789
3,596	AMERIPRISE FINANCIAL, INC.	287,239	1,102,174
2,548	AON PLC, CLASS A	406,718	803,359
3,211	ARCH CAPITAL GROUP LTD.(b)(c)	104,134	217,931
2,300	ARTHUR J. GALLAGHER & CO.	80,002	440,013
4,900	ASSURANT, INC.	218,575	588,343
700	AXIS CAPITAL HOLDINGS LTD.(c)	20,574	38,164
93,602	BANK OF AMERICA CORP.	689,814	2,677,017
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	454,400
40,366	BERKSHIRE HATHAWAY, INC., CLASS B(b)	7,928,396	12,463,810
1,600	BLACKROCK, INC.	1,020,493	1,070,592
700	BLOCK, INC.(b)	25,912	48,055
8,148	BRIGHTHOUSE FINANCIAL, INC.(b)	346,933	359,408
1,700	BROWN & BROWN, INC.	88,516	97,614
7,747	CAPITAL ONE FINANCIAL CORP.	241,908	744,952
17,908	CHARLES SCHWAB (THE) CORP.	189,651	938,021
5,185	CHUBB LTD.(c)	608,428	1,006,823
200	CINCINNATI FINANCIAL CORP.	20,055	22,416
99,503	CITIGROUP, INC.	4,248,955	4,665,696
4,794	CME GROUP, INC.	685,657	918,147
25,994	EQUITABLE HOLDINGS, INC.	771,239	659,988
400	EVEREST RE GROUP LTD.(c)	101,540	143,208
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	311,942
7,900	FIDELITY NATIONAL INFORMATION SERVICES, INC.	142,948	429,207
10,565	FIFTH THIRD BANCORP	109,297	281,452
933	FIRST AMERICAN FINANCIAL CORP.	42,460	51,931
9,784	FISERV, INC.(b)	172,685	1,105,886
300	FLEETCOR TECHNOLOGIES, INC.(b)	52,039	63,255
4,743	GLOBAL PAYMENTS, INC.	413,168	499,153
100	GLOBE LIFE, INC.	11,345	11,002
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
7,579	GOLDMAN SACHS GROUP (THE), INC.	$807,418	2,479,167
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	385,500
1,200	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	26,940	83,628
43,846	HUNTINGTON BANCSHARES, INC.	221,602	491,075
7,005	INTERCONTINENTAL EXCHANGE, INC.	618,916	730,552
1,703	JANUS HENDERSON GROUP PLC(c)	23,890	45,368
50,092	JPMORGAN CHASE & CO.	2,064,862	6,527,489
5,904	KEYCORP	30,107	73,918
32,300	LINCOLN NATIONAL CORP.	703,014	725,781
100	MARKETAXESS HOLDINGS, INC.	23,831	39,129
7,377	MARSH & MCLENNAN COS., INC.	675,052	1,228,639
17,433	MASTERCARD, INC., CLASS A	4,589,692	6,335,327
1,300	MERCURY GENERAL CORP.	38,019	41,262
5,731	METLIFE, INC.	201,149	332,054
58,970	MGIC INVESTMENT CORP.	738,906	791,377
2,100	MOODY'S CORP.	584,215	642,642
1,000	MSCI, INC.	462,200	559,690
5,100	NASDAQ, INC.	42,534	278,817
2,700	NORTHERN TRUST CORP.	230,167	237,951
1,561	PAYPAL HOLDINGS, INC.(b)	64,709	118,542
7,114	PNC FINANCIAL SERVICES GROUP (THE), INC.	273,331	904,189
13,365	POPULAR, INC.	470,234	767,285
10,720	PRINCIPAL FINANCIAL GROUP, INC.	801,423	796,710
7,588	PROGRESSIVE (THE) CORP.	837,867	1,085,539
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	488,166
1,050	RAYMOND JAMES FINANCIAL, INC.	89,754	97,934
11,139	REGIONS FINANCIAL CORP.	66,543	206,740
4,500	S&P GLOBAL, INC.	1,430,397	1,551,465
8,252	SLM CORP.	56,805	102,242
1,200	STATE STREET CORP.	76,367	90,828
4,496	STONECO LTD., CLASS A(b)(c)	37,028	42,892
64,034	SYNCHRONY FINANCIAL	1,539,789	1,862,109
11,149	T. ROWE PRICE GROUP, INC.	947,961	1,258,722
2,620	TRAVELERS (THE) COS., INC.	93,128	449,094
12,994	TRUIST FINANCIAL CORP.	242,181	443,095
51,719	UNUM GROUP	2,034,228	2,046,004
17,585	US BANCORP	318,503	633,939
29,861	VISA, INC., CLASS A	5,759,145	6,732,461
11,782	W R BERKLEY CORP.	230,551	733,547
51,127	WELLS FARGO & CO.	734,571	1,911,127
123,050	WESTERN UNION (THE) CO.	1,342,030	1,372,008
1,400	WILLIS TOWERS WATSON PLC(c)	296,717	325,332
2,700	ZIONS BANCORP N.A.	52,466	80,811
		54,525,537	84,357,175	11.24%
Health Care:
32,234	ABBOTT LABORATORIES	2,223,601	3,264,015
39,933	ABBVIE, INC.	3,671,317	6,364,122
4,595	AGILENT TECHNOLOGIES, INC.	577,976	635,672
936	ALIGN TECHNOLOGY, INC.(b)	205,225	312,755
5,700	AMERISOURCEBERGEN CORP.	95,209	912,627
19,236	AMGEN, INC.	3,798,072	4,650,303
193	AVANOS MEDICAL, INC.(b)	3,014	5,740
1,900	AVANTOR, INC.(b)	21,140	40,166
3,809	BECTON, DICKINSON AND CO.	586,445	942,880
2,856	BIOGEN, INC.(b)	764,023	794,054
200	BIO-RAD LABORATORIES, INC., CLASS A(b)	85,088	95,804
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,640,984
71,540	BRISTOL-MYERS SQUIBB CO.	4,031,483	4,958,437
2,312	CARDINAL HEALTH, INC.	88,307	174,556
2,500	CATALENT, INC.(b)	134,342	164,275
8,643	CENTENE CORP.(b)	479,515	546,324
7,582	CIGNA GROUP (THE)	1,788,405	1,937,429
30,332	CVS HEALTH CORP.	1,938,369	2,253,971
10,860	DANAHER CORP.	1,071,927	2,737,154
5,332	DENTSPLY SIRONA, INC.	141,306	209,441
6,000	DEXCOM, INC.(b)	87,312	697,080
1,956	ELEVANCE HEALTH, INC.	513,775	899,388
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
13,651	ELI LILLY & CO.	$1,771,513	4,688,026
32,791	EXELIXIS, INC.(b)	544,681	636,473
3,782	GE HEALTHCARE TECHNOLOGIES, INC.(b)	169,994	310,237
49,665	GILEAD SCIENCES, INC.	2,874,104	4,120,705
200	HCA HEALTHCARE, INC.	47,486	52,736
5,008	HOLOGIC, INC.(b)	81,572	404,146
6,925	HORIZON THERAPEUTICS PLC(b)	168,429	755,795
3,559	HUMANA, INC.	1,525,371	1,727,752
1,000	IDEXX LABORATORIES, INC.(b)	257,727	500,080
2,400	ILLUMINA, INC.(b)	120,437	558,120
4,700	INTUITIVE SURGICAL, INC.(b)	872,295	1,200,709
1,000	IONIS PHARMACEUTICALS, INC.(b)	28,025	35,740
3,773	IQVIA HOLDINGS, INC.(b)	448,528	750,412
23,261	JOHNSON & JOHNSON	1,422,482	3,605,455
500	LABORATORY CORP. OF AMERICA HOLDINGS	11,742	114,710
300	MASIMO CORP.(b)	35,481	55,362
9,286	MCKESSON CORP.	1,334,109	3,306,280
28,500	MEDTRONIC PLC(c)	2,349,138	2,297,670
42,378	MERCK & CO., INC.	1,366,535	4,508,595
7,194	MODERNA, INC.(b)	911,292	1,104,855
4,100	MOLINA HEALTHCARE, INC.(b)	997,794	1,096,709
300	NEUROCRINE BIOSCIENCES, INC.(b)	23,979	30,366
3,547	ORGANON & CO.	39,446	83,425
300	PENUMBRA, INC.(b)	36,663	83,607
60,066	PFIZER, INC.	1,062,577	2,450,693
1,306	REGENERON PHARMACEUTICALS, INC.(b)	680,617	1,073,101
18	REPLIGEN CORP.(b)	2,766	3,031
4,000	RESMED, INC.	81,990	875,960
800	ROYALTY PHARMA PLC, CLASS A	29,709	28,824
1,200	STERIS PLC	207,491	229,536
1,800	STRYKER CORP.	439,036	513,846
29,152	SYNEOS HEALTH, INC.(b)	1,042,423	1,038,394
500	TELEFLEX, INC.	103,815	126,655
6,422	THERMO FISHER SCIENTIFIC, INC.	2,702,286	3,701,448
913	UNITED THERAPEUTICS CORP.(b)	93,912	204,476
13,997	UNITEDHEALTH GROUP, INC.	3,643,489	6,614,842
2,838	UNIVERSAL HEALTH SERVICES, INC., CLASS B	257,448	360,710
1,880	VAREX IMAGING CORP.(b)	19,829	34,197
3,000	VERTEX PHARMACEUTICALS, INC.(b)	439,108	945,210
179,950	VIATRIS, INC.	1,758,649	1,731,119
700	WATERS CORP.(b)	16,422	216,741
3,374	ZIMMER BIOMET HOLDINGS, INC.	135,863	435,921
6,047	ZOETIS, INC.	858,592	1,006,463
		53,502,856	87,856,309	11.71%
Industrials:
33,772	3M CO.	3,496,811	3,549,775
1,400	A O SMITH CORP.	72,742	96,810
8,397	ACUITY BRANDS, INC.	1,448,072	1,534,384
28,053	AGCO CORP.	3,460,854	3,792,766
3,039	ALASKA AIR GROUP, INC.(b)	133,877	127,516
77,567	ALLISON TRANSMISSION HOLDINGS, INC.	3,294,026	3,509,131
8,800	AMERICAN AIRLINES GROUP, INC.(b)	126,329	129,800
5,175	AMETEK, INC.	73,221	752,083
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,506,315
1,502	AVIS BUDGET GROUP, INC.(b)	231,247	292,590
7,587	BOEING (THE) CO.(b)	1,073,468	1,611,706
500	BOOZ ALLEN HAMILTON HOLDING CORP.	37,428	46,345
2,213	BROADRIDGE FINANCIAL SOLUTIONS, INC.	89,066	324,359
39,540	BUILDERS FIRSTSOURCE, INC.(b)	2,926,296	3,510,361
800	BWX TECHNOLOGIES, INC.	36,143	50,432
1,200	C.H. ROBINSON WORLDWIDE, INC.	108,946	119,244
10,840	CARRIER GLOBAL CORP.	64,437	495,930
14,635	CATERPILLAR, INC.	1,167,890	3,349,073
4,200	CINTAS CORP.	616,293	1,943,256
1,251	COPA HOLDINGS S.A., CLASS A(b)(c)	105,296	115,530
4,000	COPART, INC.(b)	143,195	300,840
36,272	CSX CORP.	810,618	1,085,984
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,600	CUMMINS, INC.	$317,297	382,208
3,193	DEERE & CO.	101,416	1,318,326
11,440	DELTA AIR LINES, INC.(b)	343,866	399,485
16,778	DONALDSON CO., INC.	1,048,827	1,096,275
125	DOVER CORP.	13,234	18,992
11,904	EATON CORP. PLC	223,705	2,039,631
900	EQUIFAX, INC.	149,184	182,556
15,761	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	1,617,887	1,735,601
200	FASTENAL CO.	9,916	10,788
2,856	FEDEX CORP.	262,842	652,567
7,076	FORTIVE CORP.	372,199	482,371
1,500	FORTUNE BRANDS INNOVATIONS, INC.	75,143	88,095
29,175	GATES INDUSTRIAL CORP. PLC(b)	359,863	405,241
4,113	GENERAC HOLDINGS, INC.(b)	478,717	444,245
4,928	GENERAL DYNAMICS CORP.	984,665	1,124,619
11,346	GENERAL ELECTRIC CO.	603,905	1,084,678
800	GENPACT LTD.	32,798	36,976
9,288	HONEYWELL INTERNATIONAL, INC.	284,831	1,775,123
25,039	HOWMET AEROSPACE, INC.	299,194	1,060,902
9,075	HUBBELL, INC.	2,114,452	2,208,038
1,371	IDEX CORP.	119,804	316,742
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,174,403
2,100	INGERSOLL RAND, INC.	102,097	122,178
1,359	JOHNSON CONTROLS INTERNATIONAL PLC	41,734	81,839
803	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	34,320	45,434
1,352	L3HARRIS TECHNOLOGIES, INC.	46,888	265,316
951	LANDSTAR SYSTEM, INC.	163,761	170,476
5,752	LOCKHEED MARTIN CORP.	2,421,259	2,719,143
12,774	MANPOWERGROUP, INC.	1,000,091	1,054,238
5,789	MASCO CORP.	250,661	287,829
97,675	MASTERBRAND, INC.(b)	806,477	785,307
13,832	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	1,051,355	1,161,888
677	NORFOLK SOUTHERN CORP.	12,958	143,524
2,971	NORTHROP GRUMMAN CORP.	269,441	1,371,770
3,900	OLD DOMINION FREIGHT LINE, INC.	666,126	1,329,276
5,320	OTIS WORLDWIDE CORP.	90,693	449,008
32,202	OWENS CORNING	2,954,362	3,084,952
16,959	PACCAR, INC.	1,129,971	1,241,399
4,628	PARKER-HANNIFIN CORP.	350,966	1,555,517
8,320	PAYCHEX, INC.	925,497	953,389
2,719	PENTAIR PLC(c)	57,667	150,279
200	QUANTA SERVICES, INC.	29,452	33,328
22,028	RAYTHEON TECHNOLOGIES CORP.	1,080,344	2,157,202
1,617	REPUBLIC SERVICES, INC.	65,855	218,651
683	RITCHIE BROS. AUCTIONEERS, INC.(c)	35,852	38,433
1,852	ROBERT HALF INTERNATIONAL, INC.	137,123	149,216
9,649	ROLLINS, INC.	229,841	362,127
17,901	RYDER SYSTEM, INC.	1,534,307	1,597,485
51,660	SCHNEIDER NATIONAL, INC., CLASS B	1,278,914	1,381,905
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	25,470	51,795
2,057	STANLEY BLACK & DECKER, INC.	58,948	165,753
400	STERICYCLE, INC.(b)	8,456	17,444
14,448	TEXTRON, INC.	984,516	1,020,462
25,767	TIMKEN (THE) CO.	1,883,689	2,105,679
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	1,932,710
600	TRANSDIGM GROUP, INC.	296,945	442,230
5,902	UNION PACIFIC CORP.	369,465	1,187,837
2,500	UNITED AIRLINES HOLDINGS, INC.(b)	106,363	110,625
9,857	UNITED PARCEL SERVICE, INC., CLASS B	1,198,141	1,912,159
4,874	UNITED RENTALS, INC.	833,123	1,928,934
32,323	UNIVAR SOLUTIONS, INC.(b)	1,124,805	1,132,275
924	VALMONT INDUSTRIES, INC.	274,328	295,015
494	VERISK ANALYTICS, INC.	83,738	94,779
1	VERITIV CORP.	8	135
8,650	WASTE MANAGEMENT, INC.	135,675	1,411,420
899	WESCO INTERNATIONAL, INC.	129,785	138,931
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	121,272
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
2,300	XYLEM, INC.	$89,663	240,810
		54,730,431	83,503,466	11.13%
Information Technology:
13,372	ACCENTURE PLC, CLASS A(c)	2,608,625	3,821,851
17,231	ADOBE, INC.(b)	4,236,843	6,640,310
24,373	ADVANCED MICRO DEVICES, INC.(b)	272,579	2,388,798
3,181	AMDOCS LTD.	189,651	305,471
6,700	AMPHENOL CORP., CLASS A	490,411	547,524
7,269	ANALOG DEVICES, INC.	611,421	1,433,592
400	ANSYS, INC.(b)	88,560	133,120
296,022	APPLE, INC.	19,329,753	48,814,028
9,314	APPLIED MATERIALS, INC.	484,392	1,144,039
47,075	APPLOVIN CORP., CLASS A(b)	620,345	741,431
3,300	ARISTA NETWORKS, INC.(b)	346,079	553,938
32,666	ARROW ELECTRONICS, INC.(b)	3,529,570	4,079,003
5,855	AUTODESK, INC.(b)	933,451	1,218,777
27,682	AVNET, INC.	1,154,480	1,251,226
645	BLACK KNIGHT, INC.(b)	25,292	37,126
9,365	BROADCOM, INC.	3,801,441	6,008,022
9,400	CADENCE DESIGN SYSTEMS, INC.(b)	407,205	1,974,846
7,000	CDW CORP.	292,424	1,364,230
2,100	CERIDIAN HCM HOLDING, INC.(b)	121,209	153,762
23,540	CIRRUS LOGIC, INC.(b)	2,366,043	2,574,805
138,784	CISCO SYSTEMS, INC.	4,855,721	7,254,934
800	CLOUDFLARE, INC., CLASS A(b)	28,768	49,328
17,161	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	1,085,157	1,045,620
15,800	CORNING, INC.	91,656	557,424
300	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	29,640	41,178
66,114	DELL TECHNOLOGIES, INC., CLASS C	2,501,354	2,658,444
16,544	DOCUSIGN, INC.(b)	864,712	964,515
45,171	DXC TECHNOLOGY CO.(b)	1,154,139	1,154,571
1,700	ENPHASE ENERGY, INC.(b)	274,645	357,476
2,880	EPAM SYSTEMS, INC.(b)	695,163	861,120
100	F5, INC.(b)	14,240	14,569
3,851	FAIR ISAAC CORP.(b)	1,733,363	2,706,059
27,615	FORTINET, INC.(b)	393,491	1,835,293
357	GARTNER, INC.(b)	91,624	116,300
22,781	GEN DIGITAL, INC.	207,695	390,922
573	GODADDY, INC., CLASS A(b)	36,199	44,534
188,398	HEWLETT PACKARD ENTERPRISE CO.	2,339,389	3,001,180
123,944	HP, INC.	3,246,470	3,637,756
34,250	INTEL CORP.	416,519	1,118,947
12,697	INTERNATIONAL BUSINESS MACHINES CORP.	1,324,827	1,664,450
4,700	INTUIT, INC.	548,617	2,095,401
16,610	JABIL, INC.	1,325,043	1,464,338
4,300	JUNIPER NETWORKS, INC.	128,252	148,006
600	KEYSIGHT TECHNOLOGIES, INC.(b)	62,572	96,888
5,476	KLA CORP.	1,781,428	2,185,855
14,745	KYNDRYL HOLDINGS, INC.(b)	176,976	217,636
5,283	LAM RESEARCH CORP.	439,662	2,800,624
32,216	MICROCHIP TECHNOLOGY, INC.	1,950,391	2,699,056
33,760	MICRON TECHNOLOGY, INC.	669,074	2,037,078
151,196	MICROSOFT CORP.	15,737,701	43,589,807
500	MKS INSTRUMENTS, INC.	32,310	44,310
500	MONOLITHIC POWER SYSTEMS, INC.	180,141	250,270
1,900	MOTOROLA SOLUTIONS, INC.	402,783	543,647
42,356	NCR CORP.(b)	914,423	999,178
44,398	NVIDIA CORP.	3,127,267	12,332,432
3,825	NXP SEMICONDUCTORS N.V.(c)	327,712	713,267
21,550	ON SEMICONDUCTOR CORP.(b)	1,498,699	1,773,996
19,877	ORACLE CORP.	1,256,311	1,846,971
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	472,128
2,400	PTC, INC.(b)	82,674	307,752
1,400	PURE STORAGE, INC., CLASS A(b)	26,749	35,714
15,115	QUALCOMM, INC.	1,660,657	1,928,372
700	ROPER TECHNOLOGIES, INC.	94,318	308,483
13,390	SALESFORCE, INC.(b)	939,415	2,675,054
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
5,500	SEAGATE TECHNOLOGY HOLDINGS PLC	$51,728	363,660
2,647	SERVICENOW, INC.(b)	529,253	1,230,114
8,900	SKYWORKS SOLUTIONS, INC.	941,949	1,050,022
700	SOLAREDGE TECHNOLOGIES, INC.(b)(c)	147,917	212,765
5,300	SYNOPSYS, INC.(b)	438,338	2,047,125
10,640	TD SYNNEX CORP.	954,291	1,029,846
600	TELEDYNE TECHNOLOGIES, INC.(b)	226,008	268,416
16,078	TERADATA CORP.(b)	557,811	647,622
4,600	TERADYNE, INC.	82,730	494,546
27,783	TEXAS INSTRUMENTS, INC.	936,448	5,167,916
7,049	TRIMBLE, INC.(b)	94,849	369,509
100	UBIQUITI, INC.	17,029	27,169
876	VERISIGN, INC.(b)	140,628	185,125
5,145	WESTERN DIGITAL CORP.(b)	87,708	193,812
208	WORKDAY, INC., CLASS A(b)	28,550	42,960
400	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	43,396	127,200
5,427	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	380,571	400,730
		102,534,873	210,085,319	27.99%
Materials:
3,094	AIR PRODUCTS AND CHEMICALS, INC.	525,323	888,628
1,300	ALBEMARLE CORP.	61,405	287,352
19,470	AMCOR PLC(c)	124,188	221,569
4,165	AVERY DENNISON CORP.	371,149	745,243
4,200	BALL CORP.	214,268	231,462
11,110	BERRY GLOBAL GROUP, INC.	614,155	654,379
1,200	CELANESE CORP.	115,535	130,668
47,340	CF INDUSTRIES HOLDINGS, INC.	4,246,943	3,431,677
12,284	CHEMOURS (THE) CO.	389,198	367,783
8,562	CORTEVA, INC.	200,802	516,374
28,172	DOW, INC.	1,391,008	1,544,389
7,362	DUPONT DE NEMOURS, INC.	218,512	528,371
1,096	EASTMAN CHEMICAL CO.	81,659	92,437
3,991	ECOLAB, INC.	236,070	660,630
100	FMC CORP.	12,448	12,213
18,800	FREEPORT-MCMORAN, INC.	279,545	769,108
33,742	HUNTSMAN CORP.	903,011	923,181
3,321	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	281,946	305,399
27,338	INTERNATIONAL PAPER CO.	1,006,057	985,808
6,465	LINDE PLC	1,521,181	2,297,920
6,607	LOUISIANA-PACIFIC CORP.	378,476	358,165
24,701	LYONDELLBASELL INDUSTRIES N.V., CLASS A	1,763,043	2,319,177
700	MARTIN MARIETTA MATERIALS, INC.	27,965	248,542
60,828	MOSAIC (THE) CO.	2,707,336	2,790,789
12,700	NEWMONT CORP.	389,958	622,554
13,294	NUCOR CORP.	1,852,986	2,053,524
32,049	OLIN CORP.	1,641,741	1,778,719
1,000	PACKAGING CORP. OF AMERICA	114,697	138,830
5,172	PPG INDUSTRIES, INC.	123,888	690,876
10,609	RELIANCE STEEL & ALUMINUM CO.	2,557,143	2,723,755
1,400	SEALED AIR CORP.	24,528	64,274
29,820	STEEL DYNAMICS, INC.	3,175,395	3,371,449
78,517	UNITED STATES STEEL CORP.	1,962,257	2,049,294
2,100	VULCAN MATERIALS CO.	63,441	360,276
8,135	WESTLAKE CORP.	856,316	943,497
3,358	WESTROCK CO.	99,509	102,318
		30,533,082	36,210,630	4.82%
Real Estate:
2,129	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,363	267,381
1,252	AMERICAN HOMES 4 RENT, CLASS A	37,569	39,375
8,580	AMERICAN TOWER CORP.	1,336,344	1,753,237
1,934	AVALONBAY COMMUNITIES, INC.	225,956	325,028
3,388	BOSTON PROPERTIES, INC.	169,359	183,359
900	CAMDEN PROPERTY TRUST	24,015	94,356
4,300	CBRE GROUP, INC., CLASS A(b)	306,058	313,083
5,900	CROWN CASTLE, INC.	318,035	789,656
457	DIGITAL REALTY TRUST, INC.	20,856	44,928
952	EQUINIX, INC.	131,626	686,430
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
5,516	EQUITY RESIDENTIAL	$179,921	330,960
675	ESSEX PROPERTY TRUST, INC.	73,174	141,170
1,800	EXTRA SPACE STORAGE, INC.	280,613	293,274
900	FEDERAL REALTY INVESTMENT TRUST	47,642	88,947
870	GAMING AND LEISURE PROPERTIES, INC.	24,276	45,292
7,000	HEALTHPEAK PROPERTIES, INC.	64,871	153,790
10,022	HOST HOTELS & RESORTS, INC.	68,301	165,263
7,700	INVITATION HOMES, INC.	228,811	240,471
2,300	IRON MOUNTAIN, INC.	103,977	121,693
6,972	KIMCO REALTY CORP.	66,465	136,163
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	271,872
2,500	OUTFRONT MEDIA, INC.	32,266	40,575
13,218	PROLOGIS, INC.	485,293	1,649,210
1,735	PUBLIC STORAGE	227,274	524,213
6,002	REALTY INCOME CORP.	209,453	380,047
3,900	REGENCY CENTERS CORP.	85,344	238,602
680	REXFORD INDUSTRIAL REALTY, INC.	33,593	40,562
2,100	SBA COMMUNICATIONS CORP.	214,169	548,247
4,134	SIMON PROPERTY GROUP, INC.	304,125	462,884
133	SUN COMMUNITIES, INC.	12,239	18,737
4,100	UDR, INC.	63,318	168,346
4,700	VENTAS, INC.	206,398	203,745
12,565	VICI PROPERTIES, INC.	323,201	409,870
6,400	WELLTOWER, INC.	407,634	458,816
4,916	WEYERHAEUSER CO.	22,140	148,119
		6,577,377	11,777,701	1.57%
Utilities:
3,100	AES (THE) CORP.	35,303	74,648
2,000	ALLIANT ENERGY CORP.	24,835	106,800
2,900	AMEREN CORP.	143,805	250,531
5,900	AMERICAN ELECTRIC POWER CO., INC.	372,550	536,841
8,500	AMERICAN WATER WORKS CO., INC.	1,183,417	1,245,165
900	AVANGRID, INC.	34,235	35,892
5,800	CENTERPOINT ENERGY, INC.	66,308	170,868
10,200	CMS ENERGY CORP.	135,756	626,076
4,975	CONSOLIDATED EDISON, INC.	318,863	475,958
3,500	CONSTELLATION ENERGY CORP.	137,851	274,750
12,073	DOMINION ENERGY, INC.	450,978	675,002
2,300	DTE ENERGY CO.	71,502	251,942
9,251	DUKE ENERGY CORP.	427,582	892,444
4,325	EDISON INTERNATIONAL	135,088	305,302
464	ENTERGY CORP.	10,276	49,991
2,974	EVERGY, INC.	67,407	181,771
4,961	EVERSOURCE ENERGY	125,492	388,248
10,500	EXELON CORP.	342,581	439,845
5,500	FIRSTENERGY CORP.	150,952	220,330
20,654	NEXTERA ENERGY, INC.	524,785	1,592,010
6,900	NISOURCE, INC.	43,973	192,924
30,697	NRG ENERGY, INC.	1,000,270	1,052,600
10,300	PG&E CORP.(b)	139,468	166,551
13,100	PINNACLE WEST CAPITAL CORP.	782,497	1,038,044
700	PPL CORP.	10,384	19,453
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	74,940
3,700	SEMPRA ENERGY	239,277	559,292
13,300	SOUTHERN (THE) CO.	486,970	925,414
150	UGI CORP.	2,603	5,214
1,656	VISTRA CORP.	28,906	39,744
3,500	WEC ENERGY GROUP, INC.	263,727	331,765
7,100	XCEL ENERGY, INC.	458,496	478,824
		8,267,689	13,679,179	1.82%
	Sub-total Common Stocks:	445,288,632	745,773,195	99.37%
Rights:
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials:
300	ABIOMED, INC.(b)(d)	$-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
4,657,048	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.70%(e)	4,657,049	4,657,049
	Sub-total Short-Term Investments:	4,657,049	4,657,049	0.62%
	Grand total	$449,945,681	750,430,244	99.99%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2023, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 1.75% of net assets.
(d)	Security has been deemed worthless and is a Level 3 investment.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $4,611,528 with net purchases of $45,521 during the three months ended March 31, 2023.
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2023.
	Level 1	Level 2	Level 3	Total
Common Stocks	$745,773,195	$—	$—	$745,773,195
Rights	—	—	—*	—*
Short-Term Investments	4,657,049	—	—	4,657,049
Total	$750,430,244	$—	$—	$750,430,244

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Core Equity Fund, the investment value is comprised of equity securities, rights, and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
There were no significant Level 3 valuations at March 31, 2023.
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2023 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
3,500	CARS.COM, INC.(b)	$42,390	67,550
2,400	COGENT COMMUNICATIONS HOLDINGS, INC.	128,057	152,928
16,364	EVENTBRITE, INC., CLASS A(b)	139,127	140,403
22,500	GANNETT CO., INC.(b)	49,601	42,075
3,600	GOGO, INC.(b)	44,268	52,200
58,200	LUMEN TECHNOLOGIES, INC.	144,050	154,230
159,872	NEW YORK TIMES (THE) CO., CLASS A	6,758,898	6,215,823
39,357	OOMA, INC.(b)	702,830	492,356
1,800	QUINSTREET, INC.(b)	19,130	28,566
1,200	SCHOLASTIC CORP.	36,378	41,064
200	SHENANDOAH TELECOMMUNICATIONS CO.	3,316	3,804
15,002	SHUTTERSTOCK, INC.	1,087,866	1,089,145
4,943	TECHTARGET, INC.(b)	296,553	178,541
227,879	THUNDERBIRD ENTERTAINMENT GROUP, INC.(b)(c)	823,270	564,850
88,477	WARNER MUSIC GROUP CORP., CLASS A	2,713,038	2,952,478
		12,988,772	12,176,013	3.25%
Consumer Discretionary:
31,727	1-800-FLOWERS.COM, INC., CLASS A(b)	961,928	364,861
2,800	ABERCROMBIE & FITCH CO., CLASS A(b)	44,959	77,700
2,046	ACADEMY SPORTS & OUTDOORS, INC.	82,840	133,502
42,873	ADIENT PLC(b)	1,550,900	1,756,078
837	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	5,969	6,537
158,120	AMERICAN EAGLE OUTFITTERS, INC.	3,034,803	2,125,133
400	AMERICA'S CAR-MART, INC.(b)	24,862	31,684
300	ASBURY AUTOMOTIVE GROUP, INC.(b)	44,103	63,000
300	BJ'S RESTAURANTS, INC.(b)	7,176	8,742
4,763	BLOOMIN' BRANDS, INC.	93,604	122,171
1,295	BOOT BARN HOLDINGS, INC.(b)	77,565	99,249
1,900	BRINKER INTERNATIONAL, INC.(b)	49,107	72,200
200	BUCKLE (THE), INC.	6,390	7,138
72,663	CARPARTS.COM, INC.(b)	404,880	388,020
99,794	CENTURY CASINOS, INC.(b)	1,418,206	731,490
1,929	CENTURY COMMUNITIES, INC.	86,775	123,302
2,000	CHEESECAKE FACTORY (THE), INC.	62,600	70,100
800	CHILDREN'S PLACE (THE), INC.(b)	27,910	32,200
8,400	CHUY'S HOLDINGS, INC.(b)	176,041	301,140
38,414	CLARUS CORP.	358,104	363,012
141,329	DANA, INC.	1,770,255	2,127,001
15,487	DENNY'S CORP.(b)	249,246	172,835
163	DINE BRANDS GLOBAL, INC.	9,595	11,025
93	DORMAN PRODUCTS, INC.(b)	6,926	8,022
79,438	DREAM FINDERS HOMES, INC., CLASS A(b)	1,418,716	1,052,553
47,755	EL POLLO LOCO HOLDINGS, INC.	491,189	457,970
300	ETHAN ALLEN INTERIORS, INC.	6,708	8,238
4,500	FRONTDOOR, INC.(b)	94,527	125,460
112,990	FULL HOUSE RESORTS, INC.(b)	950,048	816,918
161,948	GAP (THE), INC.	2,324,714	1,625,958
79,519	GENTEX CORP.	2,347,052	2,228,918
1,300	GENTHERM, INC.(b)	65,622	78,546
987	G-III APPAREL GROUP LTD.(b)	14,210	15,348
83,038	GILDAN ACTIVEWEAR, INC.(c)	1,957,816	2,756,031
406	GOLDEN ENTERTAINMENT, INC.(b)	14,316	17,665
1,300	GREEN BRICK PARTNERS, INC.(b)	28,259	45,578
900	GROUP 1 AUTOMOTIVE, INC.	129,981	203,778
1,900	GUESS?, INC.	28,931	36,974
259,230	HANESBRANDS, INC.	2,705,599	1,363,550
800	HAVERTY FURNITURE COS., INC.	20,316	25,528
25,661	HELEN OF TROY LTD.(b)	3,985,674	2,442,157
1,469	HIBBETT, INC.	67,146	86,642
47,911	HOOKER FURNISHINGS CORP.	1,123,840	871,501
601	INSTALLED BUILDING PRODUCTS, INC.	45,818	68,532
2,100	KONTOOR BRANDS, INC.	72,197	101,619
600	LA-Z-BOY, INC.	13,860	17,448
100	LCI INDUSTRIES	11,119	10,987
700	LGI HOMES, INC.(b)	57,078	79,821
12,731	LOVESAC (THE) CO.(b)	780,751	367,926
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
1,500	M/I HOMES, INC.(b)	$57,345	94,635
28,390	MALIBU BOATS, INC., CLASS A(b)	1,661,726	1,602,615
575	MARINEMAX, INC.(b)	13,007	16,531
3,500	MDC HOLDINGS, INC.	99,518	136,045
1,348	MERITAGE HOMES CORP.	96,515	157,392
300	MONARCH CASINO & RESORT, INC.	18,189	22,245
1,100	MONRO, INC.	47,619	54,373
54,156	MOTORCAR PARTS OF AMERICA, INC.(b)	1,048,345	402,921
500	MOVADO GROUP, INC.	14,285	14,385
49,094	NEOGAMES S.A.(b)(c)	774,947	746,229
124,347	NOODLES & CO.(b)	997,027	603,083
2,300	ODP (THE) CORP.(b)	82,462	103,454
36,344	OVERSTOCK.COM, INC.(b)	1,190,529	736,693
800	OXFORD INDUSTRIES, INC.	67,825	84,472
18,044	PAPA JOHN'S INTERNATIONAL, INC.	1,507,305	1,352,037
11,114	PATRICK INDUSTRIES, INC.	841,631	764,754
154,471	PELOTON INTERACTIVE, INC., CLASS A(b)	2,866,204	1,751,701
3,600	PERDOCEO EDUCATION CORP.(b)	37,564	48,348
21,629	PVH CORP.	1,050,702	1,928,442
32,500	SABRE CORP.(b)	124,317	139,425
1,400	SHAKE SHACK, INC., CLASS A(b)	65,264	77,686
33,970	SHOE CARNIVAL, INC.	941,167	871,331
2,500	SIGNET JEWELERS LTD.	142,451	194,450
4,000	SIX FLAGS ENTERTAINMENT CORP.(b)	73,577	106,840
25,453	SKYLINE CHAMPION CORP.(b)	1,539,191	1,914,829
9,114	SLEEP NUMBER CORP.(b)	754,118	277,157
823	SONIC AUTOMOTIVE, INC., CLASS A	28,187	44,722
4,200	SONOS, INC.(b)	59,040	82,404
100	STANDARD MOTOR PRODUCTS, INC.	3,250	3,691
1,777	STEVEN MADDEN LTD.	50,250	63,972
83,405	STONERIDGE, INC.(b)	1,705,555	1,559,673
1,200	STRATEGIC EDUCATION, INC.	69,846	107,796
48,216	STRIDE, INC.(b)	1,706,528	1,892,478
5,500	TRI POINTE HOMES, INC.(b)	86,442	139,260
2,100	UPBOUND GROUP, INC.	46,462	51,471
622	URBAN OUTFITTERS, INC.(b)	12,515	17,242
23,532	VISTA OUTDOOR, INC.(b)	648,174	652,072
60,018	WINNEBAGO INDUSTRIES, INC.	2,790,426	3,463,039
600	WOLVERINE WORLD WIDE, INC.	8,730	10,230
37,766	WYNDHAM HOTELS & RESORTS, INC.	2,075,554	2,562,423
700	XPEL, INC.(b)	44,646	47,565
		54,758,666	49,001,899	13.09%
Consumer Staples:
1,800	ANDERSONS (THE), INC.	56,519	74,376
8,300	B&G FOODS, INC.	120,926	128,899
400	CENTRAL GARDEN & PET CO., CLASS A(b)	13,784	15,628
24,927	CHEFS' WAREHOUSE (THE), INC.(b)	761,135	848,764
733	EDGEWELL PERSONAL CARE CO.	28,284	31,094
1,900	ELF BEAUTY, INC.(b)	71,657	156,465
28,050	FLOWERS FOODS, INC.	757,202	768,850
1,300	FRESH DEL MONTE PRODUCE, INC.	30,767	39,143
127,299	GROCERY OUTLET HOLDING CORP.(b)	3,804,387	3,597,470
4,900	HAIN CELESTIAL GROUP (THE), INC.(b)	83,231	84,035
105,134	HILTON FOOD GROUP PLC(c)	755,391	900,315
2,126	HOSTESS BRANDS, INC.(b)	43,386	52,895
13,130	INGREDION, INC.	1,203,344	1,335,715
900	INTER PARFUMS, INC.	68,995	128,016
700	J & J SNACK FOODS CORP.	91,908	103,754
744	JOHN B. SANFILIPPO & SON, INC.	55,342	72,108
7,036	MEDIFAST, INC.	1,468,977	729,422
1,000	NATIONAL BEVERAGE CORP.(b)	39,795	52,720
400	NU SKIN ENTERPRISES, INC., CLASS A	16,945	15,724
1,300	PRICESMART, INC.	76,855	92,924
4,357	SIMPLY GOOD FOODS (THE) CO.(b)	146,160	173,278
20,022	SPECTRUM BRANDS HOLDINGS, INC.	1,220,084	1,325,857
721	TOOTSIE ROLL INDUSTRIES, INC.	23,698	32,380
1,814	TREEHOUSE FOODS, INC.(b)	75,897	91,480
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
37,622	UNIVERSAL CORP.	$2,043,365	1,989,828
29,334	USANA HEALTH SCIENCES, INC.(b)	2,658,674	1,845,109
5,100	VECTOR GROUP LTD.	45,813	61,251
14,710	WINFARM SAS(b)(c)	584,598	335,001
		16,347,119	15,082,501	4.03%
Energy:
7,300	ARCHROCK, INC.	48,772	71,321
903	BRISTOW GROUP, INC.(b)	21,651	20,227
1,900	CALLON PETROLEUM CO.(b)	66,077	63,536
2,000	CIVITAS RESOURCES, INC.	114,995	136,680
7,000	COMSTOCK RESOURCES, INC.	82,850	75,530
617	CONSOL ENERGY, INC.	34,673	35,953
900	CORE LABORATORIES N.V.(c)	14,787	19,845
83,747	DMC GLOBAL, INC.(b)	3,119,364	1,839,922
1,700	DORIAN LPG LTD.	24,290	33,898
1,900	DRIL-QUIP, INC.(b)	39,103	54,511
2,200	GREEN PLAINS, INC.(b)	64,124	68,178
3,327	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	20,453	25,751
1,600	HELMERICH & PAYNE, INC.	61,168	57,200
932	NABORS INDUSTRIES LTD.(b)	104,029	113,620
541,556	NEW STRATUS ENERGY, INC.(b)(c)	345,557	122,216
3,300	NORTHERN OIL AND GAS, INC.	103,014	100,155
92,058	NOV, INC.	1,016,444	1,703,993
3,994	OCEANEERING INTERNATIONAL, INC.(b)	50,619	70,414
1,100	OIL STATES INTERNATIONAL, INC.(b)	5,060	9,163
2,902	PAR PACIFIC HOLDINGS, INC.(b)	45,626	84,738
680	PBF ENERGY, INC., CLASS A	23,437	29,485
782	PDC ENERGY, INC.	35,265	50,189
724	PROPETRO HOLDING CORP.(b)	6,030	5,205
1,000	RANGER OIL CORP., CLASS A	34,530	40,840
774	REX AMERICAN RESOURCES CORP.(b)	16,958	22,129
1,500	RPC, INC.	11,953	11,535
413	SM ENERGY CO.	14,350	11,630
3,300	WORLD FUEL SERVICES CORP.	81,426	84,315
		5,606,605	4,962,179	1.33%
Financials:
51,594	AFC GAMMA, INC.	1,086,739	627,383
15,930	A-MARK PRECIOUS METALS, INC.	455,486	551,974
800	AMBAC FINANCIAL GROUP, INC.(b)	10,196	12,384
44,624	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,310,076	1,628,330
2,417	AMERIS BANCORP	107,297	88,414
400	AMERISAFE, INC.	18,734	19,580
1,100	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	9,512	10,241
54,058	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,999,117	1,583,359
1,900	ARMOUR RESIDENTIAL REIT, INC.	8,894	9,975
119,510	ASSOCIATED BANC-CORP	2,084,499	2,148,790
300	ASSURED GUARANTY LTD.(c)	14,439	15,081
1,800	AVANTAX, INC.(b)	34,988	47,376
49,287	AXIS CAPITAL HOLDINGS LTD.(c)	2,539,237	2,687,127
30,055	AXOS FINANCIAL, INC.(b)	1,509,497	1,109,631
2,400	BANCORP (THE), INC.(b)	53,352	66,840
112	BANNER CORP.	6,634	6,089
3,236	BERKSHIRE HILLS BANCORP, INC.	75,451	81,094
100	BREAD FINANCIAL HOLDINGS, INC.	4,069	3,032
800	BRIGHTSPHERE INVESTMENT GROUP, INC.	12,484	18,864
15,000	BROOKLINE BANCORP, INC.	158,351	157,500
26,420	CALIFORNIA BANCORP(b)	552,053	515,454
1,100	CENTRAL PACIFIC FINANCIAL CORP.	22,385	19,690
700	CITY HOLDING CO.	62,117	63,616
147,339	CNO FINANCIAL GROUP, INC.	2,726,779	3,269,452
180,438	COLUMBIA BANKING SYSTEM, INC.	4,262,616	3,864,982
16,038	COMMERCE BANCSHARES, INC.	708,999	935,817
4,756	COMMUNITY BANK SYSTEM, INC.	263,338	249,642
8,000	CUSTOMERS BANCORP, INC.(b)	139,005	148,160
3,200	CVB FINANCIAL CORP.	54,965	53,376
6,489	DIME COMMUNITY BANCSHARES, INC.	147,315	147,430
50,982	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	2,409,054	2,083,125
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
700	ELLINGTON FINANCIAL, INC.	$8,085	8,547
400	EMPLOYERS HOLDINGS, INC.	13,746	16,676
500	ENCORE CAPITAL GROUP, INC.(b)	22,889	25,225
1,800	ENOVA INTERNATIONAL, INC.(b)	54,842	79,974
33,836	ESQUIRE FINANCIAL HOLDINGS, INC.	1,012,285	1,322,988
68,040	ESSENT GROUP LTD.	2,710,133	2,725,002
2,259	EVERTEC, INC.	68,287	76,241
133,426	EZCORP, INC., CLASS A(b)	978,687	1,147,464
16,676	FEDERAL AGRICULTURAL MORTGAGE CORP., CLASS C	2,189,074	2,221,076
148,538	FIDUCIAN GROUP LTD.(c)	881,708	595,048
1,600	FIRST BANCORP	58,744	56,832
8,100	FIRST BANCORP (NEW YORK EXCHANGE)	111,377	92,502
2,700	FIRST COMMONWEALTH FINANCIAL CORP.	35,101	33,561
600	FIRST FINANCIAL BANCORP	13,104	13,062
275	FIRST HAWAIIAN, INC.	6,808	5,673
11,921	FIRSTCASH HOLDINGS, INC.	724,918	1,136,906
2,200	FRANKLIN BSP REALTY TRUST, INC.	24,406	26,246
19,868	GENWORTH FINANCIAL, INC., CLASS A(b)	71,184	99,737
55,794	GLACIER BANCORP, INC.	2,484,013	2,343,906
14,980	HCI GROUP, INC.	808,942	802,928
2,500	HILLTOP HOLDINGS, INC.	66,017	74,175
83,480	HOPE BANCORP, INC.	871,214	819,774
909	HUNTINGTON BANCSHARES, INC.	9,494	10,181
28,594	I3 VERTICALS, INC., CLASS A(b)	650,427	701,411
1,700	INDEPENDENT BANK CORP.	128,873	111,554
700	INDEPENDENT BANK GROUP, INC.	30,842	32,445
1,300	INVESCO MORTGAGE CAPITAL, INC.	13,942	14,417
52,230	JDC GROUP A.G.(b)(c)	1,191,985	1,050,879
173,143	LENDINGCLUB CORP.(b)	2,645,365	1,248,361
4,035	LENDINGTREE, INC.(b)	97,131	107,573
8,638	LPL FINANCIAL HOLDINGS, INC.	1,660,201	1,748,331
4,142	MARKETAXESS HOLDINGS, INC.	1,292,285	1,620,723
1,000	MERCURY GENERAL CORP.	29,170	31,740
99,504	MORTGAGE ADVICE BUREAU HOLDINGS LTD.(c)	1,373,859	910,196
2,600	MR COOPER GROUP, INC.(b)	103,966	106,522
5,537	NATIONAL BANK HOLDINGS CORP., CLASS A	200,360	185,268
3,119	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	898,112	756,732
7,625	NEW YORK COMMUNITY BANCORP, INC.	55,990	68,930
1,000	NEW YORK MORTGAGE TRUST, INC.	9,294	9,960
2,724	NMI HOLDINGS, INC., CLASS A(b)	39,406	60,827
995	OFG BANCORP	22,845	24,815
157,249	OLD NATIONAL BANCORP	2,477,908	2,267,531
1,330	PACIFIC PREMIER BANCORP, INC.	41,132	31,947
2,400	PALOMAR HOLDINGS, INC.(b)	121,784	132,480
1,100	PATHWARD FINANCIAL, INC.	36,415	45,639
5,300	PAYONEER GLOBAL, INC.(b)	32,733	33,284
4,900	PENNYMAC MORTGAGE INVESTMENT TRUST	60,419	60,417
500	PIPER SANDLER COS.	52,300	69,305
1,165	PRA GROUP, INC.(b)	38,454	45,388
500	PREFERRED BANK	32,915	27,405
2,100	PROG HOLDINGS, INC.(b)	33,764	49,959
2,300	PROVIDENT FINANCIAL SERVICES, INC.	45,705	44,114
4,100	READY CAPITAL CORP.	40,201	41,697
1,500	REDWOOD TRUST, INC.	8,830	10,110
5,460	RENAISSANCERE HOLDINGS LTD.(c)	735,413	1,093,856
2,873	RENASANT CORP.	76,728	87,856
24,353	RYAN SPECIALTY HOLDINGS, INC.(b)	930,597	979,965
100	S&T BANCORP, INC.	3,050	3,145
730	SEACOAST BANKING CORP. OF FLORIDA	22,241	17,301
6,100	SELECTIVE INSURANCE GROUP, INC.	357,707	581,513
3,100	SERVISFIRST BANCSHARES, INC.	208,185	169,353
1,510	SIMMONS FIRST NATIONAL CORP., CLASS A	33,942	26,410
1,903	SIRIUSPOINT LTD.(b)(c)	10,615	15,471
10,079	SKYWARD SPECIALTY INSURANCE GROUP, INC.(b)	184,776	220,428
233	SOUTHSIDE BANCSHARES, INC.	8,344	7,736
125,256	STERLING BANCORP, INC.(b)	765,669	708,949
1,182	STONEX GROUP, INC.(b)	72,388	122,372
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
7,700	SYNOVUS FINANCIAL CORP.	$228,886	237,391
1,100	TRUSTCO BANK CORP. NY	35,112	35,134
4,650	TWO HARBORS INVESTMENT CORP.	65,333	68,402
277	UNITED COMMUNITY BANKS, INC.	8,256	7,789
500	UNIVERSAL INSURANCE HOLDINGS, INC.	4,870	9,110
57,749	UNIVEST FINANCIAL CORP.	1,401,497	1,370,961
18,562	VELOCITY FINANCIAL, INC.(b)	231,860	167,615
200	VIRTUS INVESTMENT PARTNERS, INC.	32,442	38,078
700	WALKER & DUNLOP, INC.	65,879	53,319
50,457	WEBSTER FINANCIAL CORP.	2,111,257	1,989,015
900	WESTAMERICA BANCORP	47,439	39,870
6,000	WISDOMTREE, INC.	28,964	35,160
91,939	WSFS FINANCIAL CORP.	4,103,136	3,457,826
		61,313,935	59,151,517	15.80%
Health Care:
14,027	ACADIA PHARMACEUTICALS, INC.(b)	184,519	263,988
7,881	ADDUS HOMECARE CORP.(b)	662,013	841,376
25,147	AMICUS THERAPEUTICS, INC.(b)	167,175	278,880
2,400	AMN HEALTHCARE SERVICES, INC.(b)	193,049	199,104
2,100	AMPHASTAR PHARMACEUTICALS, INC.(b)	60,514	78,750
700	ANI PHARMACEUTICALS, INC.(b)	22,511	27,804
600	ANIKA THERAPEUTICS, INC.(b)	14,418	17,232
600	ARCUS BIOSCIENCES, INC.(b)	9,822	10,944
900	AVANOS MEDICAL, INC.(b)	20,565	26,766
32,711	BIOATLA, INC.(b)	206,263	87,665
88,914	BIOMERICA, INC.(b)	277,205	166,269
103,557	BIOTE CORP., CLASS A(b)	366,958	641,018
32,801	BIO-TECHNE CORP.	1,980,770	2,433,506
88,918	BRAINSWAY LTD. ADR(b)(c)(d)	542,214	156,051
5,200	CATALYST PHARMACEUTICALS, INC.(b)	66,144	86,216
19,320	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	4,348,149	3,899,162
22,089	COMMUNITY HEALTH SYSTEMS, INC.(b)	89,119	108,236
17,007	COMPUTER PROGRAMS AND SYSTEMS, INC.(b)	628,404	513,611
1,100	CONMED CORP.	90,438	114,246
1,794	CORCEPT THERAPEUTICS, INC.(b)	31,800	38,858
400	CORVEL CORP.(b)	55,868	76,112
49,260	DENTSPLY SIRONA, INC.	1,462,486	1,934,933
4,869	EMERGENT BIOSOLUTIONS, INC.(b)	62,935	50,443
380	ENHABIT, INC.(b)	4,951	5,286
24,713	ENOVIS CORP.(b)	1,199,749	1,321,898
2,225	ENSIGN GROUP (THE), INC.	171,080	212,577
39,343	ERGOMED PLC(b)(c)	549,247	497,051
12,067	ESTABLISHMENT LABS HOLDINGS, INC.(b)(c)	865,090	817,419
32,585	EVOLUS, INC.(b)	285,606	275,669
4,800	FULGENT GENETICS, INC.(b)	144,749	149,856
31,910	HARROW HEALTH, INC.(b)	228,920	675,216
300	HEALTHSTREAM, INC.(b)	6,462	8,130
400	HESKA CORP.(b)	29,684	39,048
81,023	INFUSYSTEM HOLDINGS, INC.(b)	873,766	627,928
26,852	INMODE LTD.(b)(c)	1,241,625	858,190
102,765	INOTIV, INC.(b)	2,041,441	444,972
7,111	INSMED, INC.(b)	127,319	121,243
107,949	INSTEM PLC(b)(c)	1,268,530	835,685
11,125	INTEGER HOLDINGS CORP.(b)	844,621	862,188
44,780	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,502,609	2,570,820
76,877	IOVANCE BIOTHERAPEUTICS, INC.(b)	723,488	469,718
7,300	IRONWOOD PHARMACEUTICALS, INC.(b)	76,425	76,796
2,072	JOINT (THE) CORP.(b)	30,909	34,872
47,116	KINIKSA PHARMACEUTICALS LTD., CLASS A(b)	655,380	506,968
35,399	LEMAITRE VASCULAR, INC.	1,851,798	1,821,987
16,507	LIGAND PHARMACEUTICALS, INC.(b)	1,575,241	1,214,255
3,012	MERIT MEDICAL SYSTEMS, INC.(b)	176,915	222,737
200	MESA LABORATORIES, INC.	28,850	34,946
10,610	MIRUM PHARMACEUTICALS, INC.(b)	237,204	254,852
5,500	NEOGENOMICS, INC.(b)	49,412	95,755
10,867	NEXUS A.G.(c)	951,932	645,899
164,103	OCUPHIRE PHARMA, INC.(b)	426,845	615,386
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
5,286	OMNIAB, INC.(b)(e)	$-	-
5,286	OMNIAB, INC.(b)(e)	-	-
184,095	OMNIAB, INC. (NASDAQ GLOBAL MARKET EXCHANGE)(b)	1,133,819	677,470
118,646	OPTIMIZERX CORP.(b)	2,559,740	1,735,791
70,357	OPTINOSE, INC.(b)	190,596	135,789
2,400	ORASURE TECHNOLOGIES, INC.(b)	9,502	14,520
13,681	ORTHOPEDIATRICS CORP.(b)	796,646	605,931
248,484	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	3,184,623	2,877,445
32,683	PACIRA BIOSCIENCES, INC.(b)	1,375,474	1,333,793
61,840	PERRIGO CO. PLC(c)	2,383,707	2,218,201
63,155	PHIBRO ANIMAL HEALTH CORP., CLASS A	1,597,817	967,535
2,500	PRESTIGE CONSUMER HEALTHCARE, INC.(b)	110,887	156,575
14,622	PROVENTION BIO, INC.(b)	95,034	352,390
34,117	PUMA BIOTECHNOLOGY, INC.(b)	133,408	105,422
46,781	REVANCE THERAPEUTICS, INC.(b)	651,836	1,506,816
31,189	RHYTHM PHARMACEUTICALS, INC.(b)	358,270	556,412
15,354	ROCKET PHARMACEUTICALS, INC.(b)	302,659	263,014
9,401	SCHOLAR ROCK HOLDING CORP.(b)	288,155	75,208
4,000	SELECT MEDICAL HOLDINGS CORP.	91,586	103,400
18,902	SEMLER SCIENTIFIC, INC.(b)	731,831	506,574
43,052	SUPERNUS PHARMACEUTICALS, INC.(b)	1,457,554	1,559,774
4,600	TANDEM DIABETES CARE, INC.(b)	191,986	186,806
15,554	TRAVERE THERAPEUTICS, INC.(b)	465,890	349,809
1,900	UNIQURE N.V.(b)(c)	34,721	38,266
14,883	UROGEN PHARMA LTD.(b)(f)	280,381	137,519
418	US PHYSICAL THERAPY, INC.	32,458	40,926
15,716	UTAH MEDICAL PRODUCTS, INC.	1,802,857	1,489,405
20,900	VANDA PHARMACEUTICALS, INC.(b)	138,468	141,911
121,134	VAREX IMAGING CORP.(b)	2,809,593	2,203,427
2,500	VERICEL CORP.(b)	60,043	73,300
146,009	VIEMED HEALTHCARE, INC.(b)	744,158	1,410,447
10,959	VIKING THERAPEUTICS, INC.(b)	124,397	182,467
7,017	VIR BIOTECHNOLOGY, INC.(b)	151,607	163,286
2,200	XENCOR, INC.(b)	56,273	61,358
18,183	Y-MABS THERAPEUTICS, INC.(b)	405,812	91,097
6,473	ZYNEX, INC.(b)	56,967	77,676
		55,521,942	50,768,277	13.56%
Industrials:
5,400	3D SYSTEMS CORP.(b)	47,135	57,888
1,700	AAON, INC.	92,593	164,373
500	AAR CORP.(b)	18,655	27,275
3,624	ABM INDUSTRIES, INC.	147,513	162,862
7,460	ACUITY BRANDS, INC.	1,095,583	1,363,166
23,793	ADENTRA, INC.(c)	664,982	453,854
2,800	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	111,235	157,276
62,451	AIR LEASE CORP.	2,228,510	2,458,696
310	ALAMO GROUP, INC.	40,969	57,090
700	ALBANY INTERNATIONAL CORP., CLASS A	55,495	62,552
600	ALLEGIANT TRAVEL CO.(b)	44,820	55,188
18,660	ALLIED MOTION TECHNOLOGIES, INC.	620,892	721,209
75,101	AMERICAN WOODMARK CORP.(b)	5,671,611	3,910,509
34,470	API GROUP CORP.(b)	731,709	774,886
200	APOGEE ENTERPRISES, INC.	7,740	8,650
1,460	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	152,746	207,510
1,766	ARCBEST CORP.	104,075	163,214
15,594	ARGAN, INC.	585,081	631,089
51,303	ARIS WATER SOLUTIONS, INC., CLASS A	777,431	399,650
18,970	ARMSTRONG WORLD INDUSTRIES, INC.	1,726,196	1,351,423
1,100	ASTEC INDUSTRIES, INC.	35,388	45,375
700	AZZ, INC.	25,907	28,868
2,800	BARNES GROUP, INC.	88,428	112,784
1,177	BOISE CASCADE CO.	67,222	74,445
37,188	BOWMAN CONSULTING GROUP LTD.(b)	498,695	1,067,667
2,600	BRADY CORP., CLASS A	111,195	139,698
128,850	BRIGHTVIEW HOLDINGS, INC.(b)	1,569,211	724,137
32,266	BWX TECHNOLOGIES, INC.	1,795,936	2,034,049
700	CIRCOR INTERNATIONAL, INC.(b)	11,638	21,784
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
13,477	CLEAN HARBORS, INC.(b)	$1,848,763	1,921,281
1,100	COMFORT SYSTEMS U.S.A., INC.	105,717	160,556
42,685	CONSTRUCTION PARTNERS, INC., CLASS A(b)	1,273,575	1,149,934
1,639	CSG SYSTEMS INTERNATIONAL, INC.	64,966	88,014
9,871	CSW INDUSTRIALS, INC.	1,385,829	1,371,378
1,400	DELUXE CORP.	24,218	22,400
843	DXP ENTERPRISES, INC.(b)	19,189	22,693
800	ENCORE WIRE CORP.	91,748	148,264
101,214	ENERPAC TOOL GROUP CORP.	2,192,035	2,580,957
900	ENPRO INDUSTRIES, INC.	77,086	93,501
43,834	ESAB CORP.	1,756,536	2,589,274
1,000	ESCO TECHNOLOGIES, INC.	74,760	95,450
1,236	EXLSERVICE HOLDINGS, INC.(b)	180,636	200,022
588	EXPONENT, INC.	52,207	58,618
3,316	FEDERAL SIGNAL CORP.	119,424	179,760
400	FORWARD AIR CORP.	39,396	43,104
33,958	FRANKLIN COVEY CO.(b)	1,578,598	1,306,364
113,200	GATES INDUSTRIAL CORP. PLC(b)	1,666,446	1,572,348
1,400	GIBRALTAR INDUSTRIES, INC.(b)	56,403	67,900
24,010	GLOBAL INDUSTRIAL CO.	823,990	644,428
35,465	GMS, INC.(b)	1,649,428	2,053,069
25,840	GORMAN-RUPP (THE) CO.	792,796	646,000
49,111	GRACO, INC.	3,056,746	3,585,594
44,514	GRAHAM CORP.(b)	441,890	582,243
2,431	GRANITE CONSTRUCTION, INC.	64,987	99,865
2,600	GREENBRIER (THE) COS., INC.	70,680	83,642
4,400	HARSCO CORP.(b)	19,868	30,052
3,200	HEALTHCARE SERVICES GROUP, INC.	38,963	44,384
2,234	HEARTLAND EXPRESS, INC.	32,725	35,565
228	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	6,014	6,922
27,983	HEXCEL CORP.	2,012,617	1,909,840
3,809	HILLENBRAND, INC.	146,006	181,042
231	HNI CORP.	6,318	6,431
65,716	HOWMET AEROSPACE, INC.	2,264,324	2,784,387
1,973	HUB GROUP, INC., CLASS A(b)	129,965	165,614
9,707	ICF INTERNATIONAL, INC.	855,829	1,064,858
149,609	JELD-WEN HOLDING, INC.(b)	1,390,475	1,894,050
6,857	JOHN BEAN TECHNOLOGIES CORP.	881,355	749,401
547,867	JOHNSON SERVICE GROUP PLC(c)	1,064,983	828,713
2,979	KADANT, INC.	640,748	621,181
6,300	KAR AUCTION SERVICES, INC.(b)	74,444	86,184
45,424	KARAT PACKAGING, INC.	959,749	605,502
1,900	KELLY SERVICES, INC., CLASS A	26,974	31,521
544,282	KNIGHTS GROUP HOLDINGS PLC(c)	760,715	438,508
2,000	KORN FERRY	95,335	103,480
377	LINDSAY CORP.	51,604	56,976
44,208	MASONITE INTERNATIONAL CORP.(b)	4,207,008	4,012,760
99,843	MASTERBRAND, INC.(b)	883,434	802,738
2,100	MATTHEWS INTERNATIONAL CORP., CLASS A	48,981	75,726
2,900	MILLERKNOLL, INC.	68,029	59,305
11,733	MOOG, INC., CLASS A	649,560	1,182,100
183,151	MRC GLOBAL, INC.(b)	1,623,162	1,780,228
100	MUELLER INDUSTRIES, INC.	7,205	7,348
600	MYR GROUP, INC.(b)	57,948	75,606
124,393	PGT INNOVATIONS, INC.(b)	2,032,175	3,123,508
3,800	PITNEY BOWES, INC.	9,567	14,782
400	QUANEX BUILDING PRODUCTS CORP.	7,672	8,612
120,744	RADIANT LOGISTICS, INC.(b)	780,405	792,081
34,326	RED VIOLET, INC.(b)	953,201	604,138
28,581	RESIDEO TECHNOLOGIES, INC.(b)	493,458	522,461
139,290	REV GROUP, INC.	1,480,838	1,670,087
35,451	RITCHIE BROS. AUCTIONEERS, INC.(c)	2,509,693	1,995,537
32,710	RUSH ENTERPRISES, INC., CLASS A	1,007,198	1,785,966
14,458	RXO, INC.(b)	230,373	283,955
18,995	SITEONE LANDSCAPE SUPPLY, INC.(b)	2,405,484	2,599,846
2,700	SKYWEST, INC.(b)	45,446	59,859
1,600	SPX TECHNOLOGIES, INC.(b)	88,269	112,928
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
600	STANDEX INTERNATIONAL CORP.	$52,056	73,464
422,719	STEELCASE, INC., CLASS A	5,350,886	3,559,294
27,798	STERLING INFRASTRUCTURE, INC.(b)	604,079	1,052,988
1,700	SUN COUNTRY AIRLINES HOLDINGS, INC.(b)	24,689	34,850
124	TENNANT CO.	7,135	8,498
46,410	TEREX CORP.	1,393,729	2,245,316
3,200	TRINITY INDUSTRIES, INC.	70,370	77,952
640	TRIUMPH GROUP, INC.(b)	5,788	7,418
98,358	TRUEBLUE, INC.(b)	1,732,504	1,750,772
500	UNIFIRST CORP.	83,870	88,115
4,797	VERITIV CORP.	626,530	648,267
2,100	WABASH NATIONAL CORP.	33,108	51,639
44,418	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	4,149,033	4,488,883
30,654	WILLDAN GROUP, INC.(b)	1,234,626	478,815
23,490	WOODWARD, INC.	2,155,663	2,287,221
		87,208,823	88,871,500	23.74%
Information Technology:
2,733	8X8, INC.(b)	9,708	11,397
3,600	A10 NETWORKS, INC.	52,187	55,764
1,342	ADVANCED ENERGY INDUSTRIES, INC.	101,891	131,516
184,038	AGILETHOUGHT, INC.(b)	1,177,059	579,720
900	AGILYSYS, INC.(b)	47,400	74,259
239,759	ARLO TECHNOLOGIES, INC.(b)	1,598,218	1,452,940
14,700	ARROW ELECTRONICS, INC.(b)	1,457,307	1,835,589
16,242	ASPEN TECHNOLOGY, INC.(b)	3,097,227	3,717,307
1,312	AVID TECHNOLOGY, INC.(b)	29,931	41,958
51,756	AVNET, INC.	1,933,626	2,339,371
1,946	AXCELIS TECHNOLOGIES, INC.(b)	110,370	259,304
1,636	BADGER METER, INC.	154,127	199,297
25,556	BELDEN, INC.	885,383	2,217,494
2,504	BENCHMARK ELECTRONICS, INC.	50,443	59,320
57,362	CAMBIUM NETWORKS CORP.(b)	1,386,364	1,016,455
223,715	CELESTICA, INC.(b)(c)	1,737,245	2,885,923
1,917	CERENCE, INC.(b)	31,514	53,848
24,881	CEVA, INC.(b)	1,149,681	757,129
49,846	CODA OCTOPUS GROUP, INC.(b)	396,328	361,383
2,700	COHU, INC.(b)	73,544	103,653
1,600	COMTECH TELECOMMUNICATIONS CORP.	16,280	19,968
13,346	CONSENSUS CLOUD SOLUTIONS, INC.(b)	568,078	454,965
1,900	CORSAIR GAMING, INC.(b)	22,922	34,865
3,300	CTS CORP.	98,658	163,218
24,685	DIGI INTERNATIONAL, INC.(b)	565,463	831,391
85,421	DIGITAL TURBINE, INC.(b)	1,529,704	1,055,804
1,700	DIODES, INC.(b)	111,873	157,692
24,299	DOLBY LABORATORIES, INC., CLASS A	1,942,927	2,075,621
400	DOUBLEVERIFY HOLDINGS, INC.(b)	10,984	12,060
41,219	ELASTIC N.V.(b)	4,263,571	2,386,580
1,000	EPLUS, INC.(b)	41,490	49,040
6,749	EXTREME NETWORKS, INC.(b)	89,817	129,041
4,573	FABRINET(b)(c)	469,454	543,089
69,654	GRID DYNAMICS HOLDINGS, INC.(b)	1,459,550	798,235
57,675	HARMONIC, INC.(b)	813,628	841,478
1,500	ICHOR HOLDINGS LTD.(b)	40,593	49,110
13,502	IMPINJ, INC.(b)	789,545	1,829,791
1,700	INSIGHT ENTERPRISES, INC.(b)	143,345	243,032
1,700	INTERDIGITAL, INC.	73,063	123,930
2,500	ITRON, INC.(b)	110,376	138,625
48,195	ITURAN LOCATION AND CONTROL LTD.(c)	1,277,707	1,049,687
35,607	KIMBALL ELECTRONICS, INC.(b)	863,003	858,129
5,000	KNOWLES CORP.(b)	64,124	85,000
3,100	KULICKE & SOFFA INDUSTRIES, INC.(c)	123,108	163,339
107,804	LANTRONIX, INC.(b)	590,462	467,869
22,822	LATTICE SEMICONDUCTOR CORP.(b)	1,478,474	2,179,501
2,600	LIVERAMP HOLDINGS, INC.(b)	48,085	57,018
61,472	LUNA INNOVATIONS, INC.(b)	455,136	441,984
2,220	MAXLINEAR, INC.(b)	56,270	78,166
1,800	METHODE ELECTRONICS, INC.	67,649	78,984
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
20,000	MKS INSTRUMENTS, INC.	$2,189,745	1,772,400
31,480	NAPCO SECURITY TECHNOLOGIES, INC.(b)	669,707	1,183,018
5,800	NETSCOUT SYSTEMS, INC.(b)	176,809	166,170
23,811	OKTA, INC.(b)	1,404,983	2,053,461
1,700	ONESPAN, INC.(b)	15,193	29,750
17,359	ONTO INNOVATION, INC.(b)	889,322	1,525,509
800	OSI SYSTEMS, INC.(b)	59,840	81,888
214,973	PARK CITY GROUP, INC.	1,185,108	1,360,779
1,000	PDF SOLUTIONS, INC.(b)	24,850	42,400
320	PERFICIENT, INC.(b)	23,949	23,101
2,200	PHOTRONICS, INC.(b)	32,884	36,476
233,588	PIVOTREE, INC.(b)(c)	756,723	622,210
140	POWER INTEGRATIONS, INC.	8,400	11,850
18,558	PROGRESS SOFTWARE CORP.	840,189	1,066,157
63,116	RADWARE LTD.(b)(c)	2,129,717	1,359,519
1,800	RAMBUS, INC.(b)	46,397	92,268
15,672	RAPID7, INC.(b)	550,548	719,501
3,248	SANMINA CORP.(b)	119,288	198,095
65,227	SCANSOURCE, INC.(b)	2,492,628	1,985,510
15,849	SEMTECH CORP.(b)	471,502	382,595
10,348	SHOTSPOTTER, INC.(b)	373,994	406,883
4,429	SILICON MOTION TECHNOLOGY CORP. ADR(c)(d)	308,881	290,188
6,852	SITIME CORP.(b)	1,033,842	974,560
6,223	SOLARWINDS CORP.(b)	52,445	53,518
668	SPS COMMERCE, INC.(b)	67,226	101,736
5,905	TTM TECHNOLOGIES, INC.(b)	68,078	79,658
2,445	ULTRA CLEAN HOLDINGS, INC.(b)	71,061	81,076
86,020	UPLAND SOFTWARE, INC.(b)	936,635	369,886
35,229	VEECO INSTRUMENTS, INC.(b)	750,179	744,389
2,400	VIAVI SOLUTIONS, INC.(b)	25,097	25,992
56,062	WALKME LTD.(b)(c)	515,498	596,500
146,744	WEAVE COMMUNICATIONS, INC.(b)	733,186	729,318
40,015	WIX.COM LTD.(b)(c)	6,422,053	3,993,497
13,500	XPERI, INC.(b)	143,172	147,555
		59,254,021	58,858,252	15.73%
Materials:
1,535	ADVANSIX, INC.	49,217	58,745
1,100	AMERICAN VANGUARD CORP.	20,504	24,068
5,123	ARCONIC CORP.(b)	93,459	134,376
4,785	ATI, INC.(b)	128,941	188,816
64,328	AXALTA COATING SYSTEMS LTD.(b)	1,577,324	1,948,495
19,347	AYA GOLD & SILVER, INC.(b)(c)	119,590	155,749
216	BALCHEM CORP.	27,502	27,320
1,800	CARPENTER TECHNOLOGY CORP.	58,388	80,568
3,110	CENTURY ALUMINUM CO.(b)	21,499	31,100
700	COMPASS MINERALS INTERNATIONAL, INC.	24,157	24,003
207,445	CRITICAL ELEMENTS LITHIUM CORP.(b)(c)	357,301	391,406
33,558	FMC CORP.	3,969,694	4,098,439
46,276	FORAN MINING CORP.(b)(c)	128,172	135,250
1,800	FUTUREFUEL CORP.	10,948	13,284
19,380	H.B. FULLER CO.	1,036,521	1,326,561
15,616	HAYNES INTERNATIONAL, INC.	609,978	782,205
1,387	INNOSPEC, INC.	121,931	142,403
900	KAISER ALUMINUM CORP.	59,411	67,167
22,680	KOPPERS HOLDINGS, INC.	523,575	793,120
1,875	LIVENT CORP.(b)	39,704	40,725
700	MATERION CORP.	55,545	81,200
2,200	MATIV HOLDINGS, INC.	49,031	47,234
1,700	MINERALS TECHNOLOGIES, INC.	86,510	102,714
396	O-I GLASS, INC.(b)	6,082	8,993
46,595	OLIN CORP.	804,577	2,586,023
121,844	ORION ENGINEERED CARBONS S.A.	1,487,728	3,178,910
700	QUAKER CHEMICAL CORP.	105,692	138,565
8,599	SMITH-MIDLAND CORP.(b)	194,143	161,317
1,154	STEPAN CO.	110,503	118,897
7,900	SUNCOKE ENERGY, INC.	48,141	70,942
500	SYLVAMO CORP.	19,230	23,130
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont'd):
1,629,572	TALON METALS CORP.(b)(c)	$737,004	434,070
1,500	TIMKENSTEEL CORP.(b)	22,828	27,510
1,900	TREDEGAR CORP.	18,255	17,347
103,112	TRIMAS CORP.	2,846,163	2,872,700
1,400	TRINSEO PLC	26,295	29,190
1,900	WARRIOR MET COAL, INC.	55,152	69,749
		15,650,695	20,432,291	5.46%
Real Estate:
3,900	ACADIA REALTY TRUST	49,022	54,405
3,176	AGREE REALTY CORP.	207,957	217,905
3,000	ALEXANDER & BALDWIN, INC.	49,804	56,730
5,000	ARMADA HOFFLER PROPERTIES, INC.	50,699	59,050
5,346	CARETRUST REIT, INC.	90,552	104,675
1,100	CHATHAM LODGING TRUST	10,811	11,539
1,100	COMMUNITY HEALTHCARE TRUST, INC.	35,499	40,260
147,571	DIAMONDROCK HOSPITALITY CO.	1,155,833	1,199,752
3,400	ELME COMMUNITIES	58,699	60,724
5,029	ESSENTIAL PROPERTIES REALTY TRUST, INC.	93,408	124,971
4,500	FOUR CORNERS PROPERTY TRUST, INC.	108,117	120,870
8,000	GETTY REALTY CORP.	220,374	288,240
3,900	GLOBAL NET LEASE, INC.	39,242	50,154
20,000	INDUSTRIAL LOGISTICS PROPERTIES TRUST	70,105	61,400
234	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	21,565	17,782
1,356	ISTAR, INC.	50,292	36,612
15,100	LXP INDUSTRIAL TRUST	139,151	155,681
891	MARCUS & MILLICHAP, INC.	28,074	28,610
4,500	OFFICE PROPERTIES INCOME TRUST	58,483	55,350
5,500	OUTFRONT MEDIA, INC.	84,028	89,265
1,221	RETAIL OPPORTUNITY INVESTMENTS CORP.	17,211	17,045
7,900	RPT REALTY	58,155	75,129
500	SAUL CENTERS, INC.	18,357	19,500
6,800	SITE CENTERS CORP.	72,391	83,504
1,800	ST. JOE (THE) CO.	57,905	74,898
490	STAR HOLDINGS(b)	8,827	8,514
3,900	SUMMIT HOTEL PROPERTIES, INC.	25,999	27,300
7,800	SUNSTONE HOTEL INVESTORS, INC.	73,754	77,064
5,600	TANGER FACTORY OUTLET CENTERS, INC.	78,338	109,928
44,800	UNITI GROUP, INC.	148,965	159,040
800	UNIVERSAL HEALTH REALTY INCOME TRUST	33,943	38,488
4,600	URBAN EDGE PROPERTIES	60,500	69,276
1,600	URSTADT BIDDLE PROPERTIES, INC., CLASS A	24,365	28,112
2,500	WHITESTONE REIT	21,804	23,000
		3,322,229	3,644,773	0.97%
Utilities:
1,755	AMERICAN STATES WATER CO.	133,947	156,002
4,000	AVISTA CORP.	153,806	169,800
2,077	CALIFORNIA WATER SERVICE GROUP	110,041	120,881
744	CHESAPEAKE UTILITIES CORP.	66,089	95,225
526	CONSOLIDATED WATER CO. LTD.(c)	8,515	8,642
1,408	NORTHWEST NATURAL HOLDING CO.	62,964	66,965
800	UNITIL CORP.	37,432	45,632
		572,794	663,147	0.18%
	Sub-total Common Stocks:	372,545,601	363,612,349	97.14%
Escrows:
Consumer Staples:
23,253	FRESH MARKET (THE), INC.(b)(e)	-	-
		-	-	0.00%
	Sub-total Escrows:	-	-	0.00%
Short-Term Investments:
108,360	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(g)	108,360	108,360
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
10,884,722	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.70%(h)	$10,884,722	10,884,722
	Sub-total Short-Term Investments:	10,993,082	10,993,082	2.94%
	Grand total	$383,538,683	374,605,431	100.08%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2023, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 9.57% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.12% of net assets as of March 31, 2023.
(e)	Security has been deemed worthless and is a Level 3 investment.
(f)	Security is either wholly or partially on loan.
(g)	Investment relates to cash collateral received from portfolio securities loaned.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $12,324,435 with net sales of $1,439,713 during the three months ended March 31, 2023.
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Select Equity Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2023.
	Level 1	Level 2	Level 3	Total
Common Stocks	$353,830,699	$9,781,650	$—	$363,612,349
Escrows	—	—	—*	—*
Short-Term Investments	10,993,082	—	—	10,993,082
Total	$364,823,781	$9,781,650	$—	$374,605,431

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Select Equity Fund, the investment value is comprised of equity securities, escrows, and short-term investments. See the Clearwater Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at March 31, 2023.
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2023 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
142,752	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$1,364,836	1,420,382
91,834	BLACKROCK MUNICIPAL INCOME FUND INC			1,105,339	1,072,621
23,837	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			320,833	272,695
114,391	BLACKROCK MUNIHOLDINGS FUND INC			1,769,966	1,378,412
35,655	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			491,316	408,250
93,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,189,521	943,529
141,394	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,831,916	1,582,199
48,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			684,813	571,738
72,792	BLACKROCK MUNIYIELD QUALITY FUND II INC			882,514	754,853
115,169	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,525,227	1,306,016
48,128	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			344,865	289,249
183,432	DWS MUNICIPAL INCOME TRUST			2,072,953	1,632,545
168,890	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,865,560	1,504,810
159,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,939,405	1,563,763
111,237	INVESCO MUNICIPAL TRUST			1,372,374	1,103,471
55,087	INVESCO PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST			739,279	553,073
190,374	INVESCO QUALITY MUNICIPAL INCOME TRUST			2,321,500	1,899,933
70,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			898,029	697,520
81,582	INVESCO VALUE MUNICIPAL INCOME TRUST			1,234,553	995,300
56,334	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			792,918	663,615
270,957	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,620,787	3,013,042
81,998	NUVEEN NEW JERSEY QUALITY MUNICIPAL INCOME FUND			1,258,443	960,197
84,266	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			1,197,701	963,160
261,518	NUVEEN QUALITY MUNICIPAL INCOME FUND			3,741,209	3,015,302
	Sub-total Closed-End Funds:			34,565,857	28,565,675	4.35%
Municipal Bonds:
Alabama
400,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	400,000	345,737
915,000	STADIUM TRACE VLG IMPT DIST DEV INCENTIVE ANTIC BONDS	3/1/2036	3.63	915,000	719,526
				1,315,000	1,065,263	0.16%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	910
				350,000	910	0.00%
Arizona
400,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	12/31/2040	6.00	400,000	260,000
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	12/31/2040	6.75	1,239,818	812,500
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)(c)(d)	12/31/2040	7.75	1,237,783	812,500
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	554,485	394,839
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	903,585	887,111
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	511,550	518,973
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	988,110	1,006,591
475,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	475,000	475,452
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2035	6.25	650,000	659,319
650,000	PIMA CNTY AZ INDL DEV AUTH SENIOR LIVING REVENUE(b)	11/15/2057	7.00	650,000	658,999
500,000	TEMPE AZ	1/1/2029	5.00	500,000	507,113
305,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	304,776	287,586
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	501,726	356,088
				8,916,833	7,637,071	1.16%
Arkansas
950,000	MOUNTAIN HOME AR SALES & USE TAX REVENUE	9/1/2038	2.00	950,000	721,123
				950,000	721,123	0.11%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(e)	8/1/2039	0.00	2,157,327	2,542,174
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(e)	8/1/2046	0.00	789,392	1,096,757
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont'd):
650,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	5/15/2029	3.13	$650,000	599,059
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2051	5.00	523,863	427,154
500,000	CALIFORNIA PUBLIC FIN AUTH SENIOR LIVING REVENUE(b)	11/15/2056	5.00	521,083	419,907
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,486,927	1,682,668
1,000,000	CARLSBAD CA UNIF SCH DIST	8/1/2031	6.13	995,925	1,240,451
1,000,000	COLTON CA JT UNIF SCH DIST	8/1/2035	5.80	999,200	1,114,185
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,102,653	1,309,293
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	744,683	752,184
1,000,000	ENCINITAS CA UNION SCH DIST	8/1/2035	6.75	998,893	1,301,872
1,155,000	ENTERPRISE CA ELEM SCH DIST	8/1/2035	6.20	1,153,182	1,443,592
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	997,814	1,214,523
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,004,681	1,095,059
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	746,414	785,133
2,000,000	OAK PARK CA UNIF SCH DIST	8/1/2038	7.10	1,998,439	2,516,519
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	995,812	1,131,368
750,000	RIVER ISLANDS CA PUBLIC FING AUTH SPL TAX	9/1/2052	5.25	813,715	840,541
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,001,882	1,018,214
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(f)	6/1/2039	3.90	350,000	315,603
495,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	495,000	495,840
985,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE(g)	10/15/2042	5.30	993,152	991,811
1,250,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2039	5.00	1,255,790	1,258,062
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,001,454	1,004,107
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,000	501,738
1,910,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,909,097	2,103,904
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(e)	8/1/2041	0.00	826,814	980,509
				27,013,192	30,182,227	4.60%
Colorado
1,000,000	BASELINE MET DIST #1 CO SPL REVENUE	12/1/2051	5.00	972,479	857,814
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,014,491	850,222
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,051	633,936
830,000	CHAMBERS HIGHPOINT MET DIST #2 CO	12/1/2051	5.00	871,991	714,950
1,400,000	COLLIERS HILL MET DIST #2 CO(h)	12/15/2047	5.75	1,400,000	1,320,879
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,822	1,002,098
600,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2030	3.50	600,000	528,811
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	991,144	1,007,243
1,250,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2048	5.00	1,295,254	1,246,001
735,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2049	5.00	777,040	570,633
1,670,000	COLORADO ST HLTH FACS AUTH REVENUE	5/15/2058	5.00	1,720,657	1,237,030
1,500,000	COLORADO ST HSG & FIN AUTH	11/1/2052	6.00	1,588,910	1,659,079
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	776,193	680,328
1,500,000	CROSSROADS MET DIST #1 CO	12/1/2051	6.50	1,476,049	1,435,206
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,101,727
980,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	980,000	981,076
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	956,913
1,000,000	JOHNSTOWN PLAZA MET DIST CO	12/1/2046	4.25	946,339	804,430
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	$646,140	591,204
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	361,056
2,000,000	LEGATO CMNTY AUTH CO LTD TAX SUPPORTED REVENUE (Step to 5.00% on 12/1/2026)(e)	12/1/2051	0.00	1,712,913	1,272,279
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,720	976,074
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	781,423	668,002
184,432	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	184,432
550,000	RAINDANCE MET DIST #2 CO	12/1/2039	5.00	581,610	523,437
1,373,686	REUNION MET DIST CO SPL REVENUE	12/1/2044	3.63	1,323,613	1,004,502
500,000	RIVERVIEW MET DIST CO	12/1/2051	5.00	529,913	426,087
1,000,000	RUDOLPH FARMS MET DIST #6 CO REVENUE SUPPORTED	6/1/2052	6.50	1,000,000	970,668
500,000	SKY RANCH CMNTY AUTH BRD CO	12/1/2052	5.75	500,000	467,036
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,038,354	886,612
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,022,221	891,656
1,000,000	TREE FARM MET DIST CO(b)	12/1/2041	4.50	1,000,000	882,051
500,000	VERVE MET DIST #1 CO	12/1/2033	5.75	480,640	472,903
1,000,000	WESTGATE MET DIST CO	12/1/2051	5.13	1,000,000	850,298
1,000,000	WINDLER PUB IMPT AUTH CO LTD TAX SUPPORTED REVENUE	12/1/2041	4.00	1,000,000	746,022
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,063,174	1,006,076
				34,734,141	30,768,771	4.69%
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	512,165	431,903
180,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	180,000	177,614
500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	500,000	491,377
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,017,936	1,864,999
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	587,889	129,808
650,000	STAMFORD CT HSG AUTH(b)	12/1/2027	11.00	650,000	665,586
650,000	STEEL POINT INFRASTRUCTURE IMPT DIST CT SPL OBLIG REVENUE(b)	4/1/2051	4.00	659,916	488,256
				5,107,906	4,249,543	0.65%
District of Columbia
1,500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG MTGE REVENUE	6/15/2031	4.45	1,501,361	1,502,565
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	500,895
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,000,910
565,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	538,004	545,169
3,500,000	DISTRICT OF COLUMBIA HSG FIN AGY	3/1/2042	2.50	3,500,000	2,611,497
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	956,872
				8,039,365	7,117,908	1.08%
Florida
550,000	ARTISAN LAKES EAST CDD FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	576,700	424,193
385,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	385,000	388,560
1,000,000	AVE MARIA FL STEWARDSHIP CMNTY DIST CAPITAL IMPT REVENUE	5/1/2052	4.00	1,015,969	780,088
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	517,549
175,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	175,000	178,892
525,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2051	4.00	558,375	387,469
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	513,611	432,537
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,415,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	6/1/2056	5.00	$1,517,427	1,184,064
445,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE(b)	7/1/2056	4.00	469,973	316,438
750,000	CAPITAL TRUST AGY FL REVENUE(c)	4/1/2035	7.00	750,000	570,000
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)	12/1/2035	6.75	1,745,953	573,125
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(d)	12/31/2040	6.75	750,000	172,500
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE	5/1/2032	5.00	712,587	715,012
500,000	CFM FL CDD REVENUE	5/1/2051	4.00	516,033	387,540
1,100,000	COBBLESTONE CDD FL SPL ASSMNT REVENUE(b)	5/1/2053	4.30	1,085,327	889,609
1,000,000	COLLIER CNTY FL EDUCTNL FACS AUTH REVENUE	6/1/2038	5.25	1,019,620	1,020,020
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(d)	12/31/2040	7.25	750,000	435,000
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(d)	12/31/2040	8.13	1,913,765	1,015,000
1,000,000	EAST NASSAU STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	1,020,793	775,458
1,000,000	ELEVATION POINTE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2032	4.40	1,000,000	960,854
800,000	ENTRADA CMNTY DEV DIST FL CAPITAL IMPT REVENUE(b)	5/1/2052	4.00	837,768	616,204
420,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	420,000	411,773
605,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	605,000	606,887
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,293,847	1,243,360
1,000,000	FLORIDA ST DEV FIN CORP(b)(g)	7/1/2057	7.25	980,342	1,007,786
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	942,925	845,297
500,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2027	2.38	500,000	446,730
1,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	11/15/2030	5.00	1,000,000	909,835
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,034,545	1,770,822
1,350,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE	6/1/2051	5.00	1,474,766	1,078,083
250,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	250,000	248,585
30,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	30,000	29,957
590,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	590,000	575,497
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	3.25	1,000,000	837,705
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2048	4.55	1,000,000	1,016,409
510,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	510,000	491,729
2,265,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2052	2.30	2,265,000	1,619,058
1,500,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2052	4.55	1,500,000	1,493,221
1,000,000	FORT LAUDERDAL FL SPL ASSMNT(b)	7/1/2048	4.00	1,041,583	793,079
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	967,399
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	699,063	561,473
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,935	525,948
700,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	700,000	707,196
2,500,000	HILLSBOROUGH CNTY FL CMNTY INVESTMENT TAX REVENUE	11/1/2023	5.00	2,506,962	2,504,330
1,000,000	HYDE PARK CDD #1 FL SPL ASSMNT	5/1/2052	4.00	991,459	771,260
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,335	610,088
1,000,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2055	5.75	978,140	840,595
1,750,000	LAKELAND FL HOSP SYS REVENUE	11/15/2045	5.00	1,746,500	1,752,671
600,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	596,490	570,996
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	4.13	498,800	480,624
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2041	4.13	$383,777	336,183
235,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	234,859	234,386
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	702,045
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,026,746
1,100,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,100,000	1,104,839
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,494	749,219
745,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	741,284	751,486
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	697,741
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,007,716
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,965	468,513
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	824,597
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	500,514
300,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	295,910	259,536
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	926,187	736,754
1,445,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2052	4.00	1,517,791	1,119,866
1,300,000	LAUREL ROAD CDD FL CAPITAL IMPT REVENUE	5/1/2031	3.13	1,300,000	1,141,232
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	11/15/2049	5.00	971,250	927,852
1,000,000	LEE CNTY FL INDL DEV AUTH HLTHCR FACS REVENUE	10/1/2052	5.25	1,020,073	857,712
180,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	180,000	180,971
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	504,596	428,034
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	740,041	737,336
400,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	3.75	396,494	290,837
500,000	MEADOW VIEW AT TWIN CREEKS CDD FL SPL ASSMNT	5/1/2052	4.00	516,396	385,534
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	511,086	503,096
210,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	210,000	215,676
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,025,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,025,000	946,915
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	512,923
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,402,001	1,410,200
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	505,810	498,434
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,010,677	1,006,880
2,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	2,272,271	2,269,881
1,250,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2040	5.00	1,242,750	1,250,276
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE(b)	7/1/2027	11.50	1,000,000	967,622
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,251,340	1,016,279
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2041	4.00	1,026,975	802,376
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,858,443	1,807,610
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
1,000,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2042	5.00	$996,279	957,420
700,000	PALM COAST PARK FL CDD SPL ASSMNT REVENUE	5/1/2052	4.00	730,449	539,294
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,352	397,360
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,062	387,729
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	538,133	491,234
595,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	590,648	608,803
1,000,000	POITRAS EAST CDD FL SPL ASSMNT REVENUE	5/1/2052	5.25	996,956	970,943
460,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	458,653	416,845
490,000	ROLLING HILLS FL CDD CAPITAL IMPT REVENUE	5/1/2032	3.65	490,000	441,200
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	1,985,564	1,485,156
725,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	715,321	562,207
1,000,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2041	4.13	991,764	835,639
2,250,000	SAWYERS LANDING CDD FL SPL ASSMNT REVENUE	5/1/2053	4.25	2,197,539	1,769,658
830,000	SEMINOLE CNTY FL INDL DEV AUTH EDUCTNL FACS REVENUE(b)	6/15/2051	4.00	911,775	624,666
1,000,000	SEMINOLE FL IMPT DIST UTILS REVENUE	10/1/2037	5.30	1,000,000	1,004,077
145,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	142,583	148,272
400,000	SOUTHERN GROVE CMNTY DEV DIST #5 SPL ASSMNT	5/1/2048	4.00	419,515	316,776
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	12/31/2040	5.50	142,538	76,971
650,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.20	650,000	624,885
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(e)	5/1/2040	0.00	102,121	103,527
1,480,000	TOLOMATO FL CDD	5/1/2040	3.75	1,429,147	1,416,146
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRADITION CDD #9 FL SPL ASSMNT	5/1/2052	4.00	1,054,343	771,187
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	705,244
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	388,659	328,877
1,005,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2052	5.50	999,179	982,674
475,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	473,921	484,394
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,251,176
750,000	VIERA STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2053	4.00	782,623	574,349
500,000	WATERSET SOUTH CDD FL SPL ASSMNT REVENUE	5/1/2053	6.10	500,000	506,422
910,000	WINDWARD AT LAKEWOOD RANCH CDD FL CAPITAL IMPT	5/1/2052	4.25	914,731	734,305
655,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	652,076	661,571
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,943	755,599
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2052	5.25	995,501	945,774
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,977	751,339
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	12/31/2040	5.25	351,276	54,044
				105,982,261	90,822,087	13.83%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	500,649	501,029
1,350,000	COBB CNTY GA DEV AUTH REVENUE(b)	12/1/2039	5.00	1,407,458	1,164,184
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Georgia (Cont'd):
1,250,000	GAINESVILLE & HALL CNTY GA DEV AUTH EDUCTNL FACS REVENUE(b)	9/1/2044	6.25	$1,214,109	1,140,238
985,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2042	3.85	985,000	946,875
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,936,000	1,903,545
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	882,840
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.55	1,000,000	1,008,011
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,407,613
500,000	SUNBRIDGE STEWARDSHIP DIST FL SPL ASSMNT REVENUE	5/1/2042	5.40	500,000	500,332
				10,188,216	9,454,667	1.44%
Idaho
130,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2028	8.00	130,000	120,290
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2031	3.80	570,000	482,792
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2033	4.00	744,365	617,057
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2050	4.50	1,027,686	710,754
2,500,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2048	4.75	2,500,000	2,512,489
1,000,000	SPRING VLY CMNTY INFRASTRUCTURE DIST #1 SPL ASSMNT(b)	9/1/2051	3.75	1,000,000	728,171
				5,972,051	5,171,553	0.79%
Illinois
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,255,030	1,250,471
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,006,292	1,025,926
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,000	1,001,339
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2032	5.25	1,005,503	1,002,667
1,000,000	CHICAGO IL O'HARE INTERNATIONAL ARPT REVENUE	1/1/2053	5.50	1,062,063	1,074,688
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,016,392	1,012,687
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	766,471	739,316
1,000,000	CHICAGO IL WTRWKS REVENUE	11/1/2031	5.00	1,005,330	1,005,739
500,000	DECATUR IL	3/1/2034	5.00	502,216	509,379
830,000	EVANSTON ILL EDL FAC REVENUE(b)	4/1/2041	4.38	828,438	624,289
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	502,109
1,500,000	ILLINOIS ST	2/1/2039	5.00	1,510,834	1,508,355
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,014,015
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	676,081	679,139
500,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2027	6.00	500,000	501,205
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	500,704	428,120
500,000	ILLINOIS ST FIN AUTH REVENUE	6/1/2037	5.25	497,510	465,423
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	757,811	764,684
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	507,281	440,041
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,413,432	1,199,972
500,000	ILLINOIS ST FIN AUTH REVENUE	6/1/2042	5.38	498,499	460,384
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,535,802	1,156,573
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2045	5.00	1,025,858	1,010,997
2,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2061	3.00	2,000,000	1,406,521
2,500,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2053	5.25	2,659,663	2,718,145
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,046,558	1,043,587
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,519,907	1,522,881
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	508,724	519,417
1,000,000	LINCOLNWOOD IL TAX INCREMENT ALLOCATION REVENUE NTS COPS(b)	1/1/2041	4.82	1,000,000	910,187
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,084,440	1,081,399
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/31/2040	5.75	1,000,000	250,000
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	750,687
325,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	325,000	260,000
1,000,000	UNIV OF ILLINOIS IL REVENUES	4/1/2044	5.00	1,007,036	1,002,492
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont'd):
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	$765,956	705,348
				34,037,621	31,548,182	4.80%
Indiana
1,500,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	7/1/2047	5.00	1,536,822	1,537,541
700,000	INDIANA FIN AUTH EDUCTNL FACS REVENUE	6/1/2051	5.00	766,207	585,494
690,000	INDIANA ST FIN AUTH HSG REVENUE	11/20/2027	4.80	690,000	693,917
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	990,509	1,017,952
1,500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	4.00	1,701,710	1,215,661
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	504,167	508,721
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,017,434	953,140
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,304,562
1,000,000	INDIANA ST HSG & CMNTY DEV AUTH SF MTGE REVENUE	7/1/2053	5.75	1,094,277	1,089,222
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	520,971
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	614,065	616,030
				11,015,191	10,043,211	1.53%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,564,175	1,282,011
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2048	5.00	1,640,455	1,130,325
1,000,000	IOWA ST FIN AUTH REVENUE	5/15/2053	4.00	1,097,855	615,881
1,000,000	IOWA ST FIN AUTH SF MTGE REVENUE	7/1/2042	4.05	1,000,000	962,457
1,000,000	IOWA ST HGR EDU LOAN AUTH REVENUE	10/1/2052	5.38	1,019,994	1,042,349
				6,322,479	5,033,023	0.77%
Kansas
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	930,282	862,631
1,485,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE(b)	9/1/2035	5.25	1,470,866	1,427,574
				2,401,148	2,290,205	0.35%
Louisiana
580,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2031	4.00	600,236	533,080
1,000,000	LOUISIANA PUB FACS AUTH REVENUE(b)	6/1/2051	5.00	1,059,497	792,175
990,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2042	4.05	990,000	954,868
1,250,000	LOUISIANA ST HSG CORP SF MTGE REVENUE	12/1/2046	2.55	1,250,000	901,939
490,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	501,414	482,820
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.50	499,500	495,661
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,005,976	1,000,400
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	600,000	628,727
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,046,909	842,796
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	624,173
900,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	900,000	789,562
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	650,000	604,534
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Louisiana (Cont'd):
1,150,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	$1,150,000	987,479
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	513,036	512,140
335,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	2/15/2036	3.96	335,000	325,085
1,000,000	NEW ORLEANS LA AVIATION BRD	1/1/2048	5.00	1,013,554	1,012,786
				12,715,122	11,488,225	1.75%
Maine
925,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	925,000	899,689
2,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2053	4.70	2,500,000	2,505,006
				3,425,000	3,404,695	0.52%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	500,792
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2044	2.55	1,000,000	738,945
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	3/1/2047	5.05	1,000,000	1,037,268
1,000,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2052	5.00	1,049,928	1,055,338
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	521,048
545,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	545,000	528,218
				4,594,928	4,381,609	0.67%
Massachusetts
4,000,000	MASSACHUSETTS ST DEV FIN AGY MF REVENUE	1/1/2042	2.30	4,000,000	3,082,208
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	731,533	674,164
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,512,235	1,653,939
810,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2033	3.50	775,865	780,765
1,000,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2037	2.00	1,000,000	854,660
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,447,614	1,268,584
1,700,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2051	3.00	1,708,650	1,177,767
265,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	265,000	265,757
270,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	270,000	270,651
310,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	310,000	310,687
2,130,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,130,000	2,129,018
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2046	2.80	2,000,000	1,479,822
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2048	4.90	2,000,000	2,053,064
				18,150,897	16,001,086	2.44%
Michigan
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	525,987	426,929
1,000,000	KENTWOOD MI ECON DEV CORP	11/15/2037	5.00	1,006,371	970,682
770,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2031	3.00	764,757	638,295
650,000	MICHIGAN ST FIN AUTH LTD OBLIG REVENUE	12/1/2039	4.25	652,717	508,611
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2044	3.25	1,430,625	1,231,828
1,500,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2048	5.00	1,500,000	1,532,767
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2049	3.35	1,047,621	794,101
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	$2,307,293	1,767,616
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2040	5.20	1,000,000	1,067,669
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2048	4.90	1,000,000	1,006,387
290,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	290,000	271,510
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,879,860	3,601,849
6,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2052	2.50	6,500,000	4,314,151
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2053	4.95	5,000,000	5,046,411
330,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	330,000	330,305
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	757,075	767,091
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2040	4.00	824,842	653,878
				29,817,148	24,930,080	3.80%
Minnesota
950,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	930,588	550,712
1,000,000	LAUDERDALE MN MF REVENUE	1/1/2040	5.13	991,666	946,657
2,000,000	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2047	5.00	2,069,373	2,114,275
995,000	MINNESOTA ST HSG FIN AGY	7/1/2051	2.50	803,418	710,669
5,000,000	MINNESOTA ST HSG FIN AGY	1/1/2053	6.00	5,314,836	5,532,724
1,785,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	1,699,928	1,513,857
				11,809,809	11,368,894	1.73%
Mississippi
500,000	MISSISSIPPI DEV BK SPL OBLIG(b)	11/1/2036	3.63	500,000	447,890
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	986,226
2,000,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2042	2.55	2,000,000	1,605,272
				3,500,000	3,039,388	0.46%
Missouri
430,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	426,028	366,243
306,825	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	2.00	396,462	14,480
687,493	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE	11/15/2046	5.00	893,601	511,975
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	914,336	933,968
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,056,571	1,531,472
980,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	3.25	980,000	809,646
1,500,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.30	1,500,000	1,501,499
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2047	4.40	1,000,000	1,023,567
1,000,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	4.55	1,000,000	1,000,568
290,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	290,000	262,742
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	750,000	675,769
				10,206,998	8,631,929	1.31%
Montana
315,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	315,000	316,438
520,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	520,000	523,654
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2042	2.55	1,000,000	787,602
1,000,000	MONTANA ST BRD OF HSG SF MTGE	6/1/2052	4.55	1,000,000	995,496
				2,835,000	2,623,190	0.40%
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	12/31/2040	5.13	$160,000	6,640
1,745,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2040	4.35	1,745,000	1,756,361
165,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	165,000	151,200
				2,070,000	1,914,201	0.29%
Nevada
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2044	3.25	1,000,000	839,445
1,250,000	NEVADA ST HSG DIV SF MTGE REVENUE	4/1/2046	2.60	1,250,000	938,836
455,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	455,000	443,874
1,480,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2051	2.45	1,480,000	1,109,878
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2053	4.55	1,000,000	973,907
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,622	508,858
				5,690,622	4,814,798	0.73%
New Hampshire
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,406,959
				1,500,000	1,406,959	0.21%
New Jersey
1,000,000	CAMDEN CNTY NJ IMPT AUTH CHRT SCH REVENUE(b)	7/15/2042	5.00	1,043,974	1,014,589
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	522,997	519,901
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	778,373	756,375
2,005,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	1,999,966	1,955,866
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2041	4.00	967,975	1,005,965
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,756	925,252
2,675,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	2,675,000	2,536,078
4,000,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2042	4.50	4,000,000	4,021,506
1,220,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2046	2.30	1,220,000	859,380
875,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	876,567	826,314
1,500,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2053	5.00	1,576,396	1,588,675
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	503,406	513,074
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2046	4.00	1,103,517	950,762
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	703,135	702,623
				18,960,062	18,176,360	2.77%
New Mexico
980,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	980,000	951,753
650,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	2.70	485,611	494,057
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2047	3.95	1,975,000	1,810,572
550,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2048	3.75	555,873	546,140
435,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	435,000	426,865
590,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	590,743	555,137
690,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	690,000	595,278
605,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	605,000	591,907
1,370,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	1,398,762	1,126,539
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.35	990,000	699,878
1,210,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2051	2.63	1,210,000	878,142
1,975,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	2.80	1,975,000	1,449,164
1,000,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2052	4.30	1,000,000	950,661
				12,890,989	11,076,093	1.69%
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York
1,000,000	BUILD NYC RESOURCE CORP NY REVENUE	7/1/2057	5.25	$1,020,555	1,024,033
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	750,394	753,394
610,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	559,928	544,995
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	600,788	554,053
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	2,746,926
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	865,482
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	885,456
2,250,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2056	2.60	2,250,000	1,449,800
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	1,298,727
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,006,225	2,009,065
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	974,850
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	910,981
2,000,000	NEW YORK ST HSG FIN AGY AFFORDABLE HSG REVENUE	11/1/2046	2.60	2,000,000	1,374,453
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	500,499
2,930,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	2,930,000	2,737,307
965,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2036	2.20	965,000	764,485
290,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	290,000	286,128
1,700,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2045	2.45	1,606,007	1,152,816
980,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	975,384	676,560
3,475,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2047	3.30	3,475,000	2,866,138
1,030,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,030,000	987,557
5,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	4.80	5,000,000	5,075,944
1,875,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	1,875,000	1,474,140
1,435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,435,000	946,472
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,245,965	1,225,064
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2029	3.60	650,000	572,411
650,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE(b)	7/1/2046	5.00	681,398	504,827
500,000	WESTERN REGL OFF-TRACK BETTING CORP REVENUE(b)	12/1/2041	4.13	494,517	367,855
				41,179,911	35,530,418	5.41%
North Carolina
1,000,000	GTR ASHEVILLE REGL ARPT AUTH NC ARPT SYS REVENUE	7/1/2052	5.50	1,063,273	1,087,644
1,670,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,670,000	1,673,472
190,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	188,207	179,657
2,500,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	7/1/2042	3.50	2,500,000	2,228,011
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,051,811	1,029,106
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,771	550,793
				7,070,062	6,748,683	1.03%
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
North Dakota
410,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2043	3.05	$410,872	338,183
985,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	985,000	863,529
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	920,000	716,451
995,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2053	4.00	1,042,200	1,011,159
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2053	5.75	1,090,909	1,090,222
				4,448,981	4,019,544	0.61%
Ohio
500,000	CLEVELAND-CUYAHOGA CNTY OH PORT AUTH TAX INCREMENT FING REVENUE(b)	12/1/2055	4.50	500,000	430,771
1,500,000	CLOVERLEAF OH LOCAL SCH DIST COPS	12/1/2047	5.75	1,566,944	1,640,696
900,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2045	3.00	917,152	706,985
1,460,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,528,572	1,400,075
585,000	DAYTON OH ARPT REVENUE	12/1/2025	5.00	587,819	585,638
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,042,626	1,610,986
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(d)	12/31/2040	6.50	750,000	217,500
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,525,389	1,548,236
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,030,068	1,512,889
505,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	460,049	485,830
3,985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2046	2.85	3,985,000	2,973,658
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	4.55	1,000,000	1,002,305
2,500,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2047	5.10	2,500,000	2,634,093
495,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	495,000	487,697
1,275,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.50	1,276,635	1,296,553
625,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	625,000	611,969
3,650,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.45	3,673,127	2,664,598
1,960,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2051	2.75	1,960,000	1,434,826
985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2052	5.00	1,035,855	1,033,425
				28,459,236	24,278,730	3.70%
Oklahoma
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,164,362	1,954,095
2,000,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2053	6.25	2,144,354	2,229,787
				4,308,716	4,183,882	0.64%
Oregon
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,003,179	1,004,672
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	500,000	496,616
425,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	425,000	417,325
1,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2042	3.70	1,000,000	930,686
2,000,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	1/1/2045	2.38	1,816,284	1,485,974
785,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	785,000	767,418
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	965,588	803,954
650,000	YAMHILL CNTY OR HOSP AUTH	11/15/2056	5.00	728,567	475,478
				7,223,618	6,382,123	0.97%
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania
370,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	10/1/2034	4.17	$370,000	355,590
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	514,148	506,233
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,258,215	1,251,159
870,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2042	2.63	871,407	747,459
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,298,244
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,029,054	955,212
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	4.12	500,000	452,913
895,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	4/1/2039	4.00	906,085	893,583
1,685,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,685,000	1,600,201
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2046	3.00	1,033,331	757,569
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	804,207
2,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	2.55	2,000,000	1,330,043
740,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2051	3.00	736,677	726,740
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2045	5.00	1,033,143	1,020,698
100,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	100,000	100,501
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	741,308	769,678
				15,478,368	13,570,030	2.07%
Rhode Island
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP REVENUE	4/1/2045	2.80	1,017,890	769,238
960,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	951,901	928,953
				1,969,791	1,698,191	0.26%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,591	557,862
750,000	SOUTH CAROLINA JOBS-ECON DEV AUTH(b)	7/1/2025	8.75	750,000	802,122
985,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2037	3.20	985,000	932,930
1,110,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,110,000	912,956
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	686,996	459,089
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH SOL WST DISP REVENUE(b)	6/1/2031	6.00	1,000,000	874,089
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,010,720	1,009,387
				6,190,307	5,548,435	0.85%
South Dakota
2,000,000	SOUTH DAKOTA ST HSG DEV AUTH	11/1/2042	2.50	2,000,000	1,529,171
				2,000,000	1,529,171	0.23%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(d)	12/31/2040	6.50	1,000,000	220,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	607,957
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,668	1,119,149
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2019	5.35	134,966	1
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont'd):
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	1/1/2029	6.00	$-	1
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	12/31/2040	5.55	556,862	6
1,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2042	4.25	1,000,000	1,007,606
3,000,000	TENNESSEE HSG DEV AGY RSDL FIN PROGRAM REVENUE	7/1/2048	4.70	3,000,000	3,017,197
3,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.50	3,000,000	2,728,522
495,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	495,000	489,845
430,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	430,000	427,883
2,980,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.38	2,852,231	2,237,585
810,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2046	2.55	810,000	572,733
605,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	605,000	600,342
1,990,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2051	2.50	1,990,000	1,494,756
				17,816,727	14,523,583	2.21%
Texas
1,250,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2051	2.38	1,203,543	825,236
2,000,000	AUSTIN TX ARPT SYS REVENUE	11/15/2044	5.00	2,015,344	2,008,371
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,128	780,957
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	636,256	636,751
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,000,907	1,008,849
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,350,000	1,259,751
420,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2031	3.00	420,000	358,470
700,000	EDINBURG TX ECON DEV CORP SALES TAX REVENUE	8/15/2046	3.38	690,500	514,560
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,004,758	1,016,337
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(e)	10/1/2035	0.00	1,457,230	1,637,733
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,131,323	1,515,098
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP(c)	2/15/2025	5.38	273,000	150,150
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,359	1,060,821
2,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2027	5.50	1,964,503	1,946,586
470,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2029	4.00	429,509	415,360
1,500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2033	6.50	1,500,000	1,467,718
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,004,274	924,863
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	506,684	401,276
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	11/1/2049	4.00	1,105,150	740,158
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,140,747	797,096
1,019,262	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE(f)(i)	11/15/2061	2.00	1,019,262	437,397
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	638,164	322,500
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,108,307	1,106,242
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
2,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(b)	8/15/2051	5.00	$1,990,000	1,858,258
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	747,053	805,340
550,000	SAN ANTONIO TX EDU FACS CORP REVENUE	10/1/2041	5.00	577,942	467,215
1,000,000	SAN ANTONIO TX WTR REVENUE	5/15/2039	5.00	1,032,877	1,033,037
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,000,000	1,001,319
3,500,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2053	4.88	3,589,990	3,541,808
1,665,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	1,690,792	1,591,050
635,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	642,131	634,480
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	3/1/2050	3.00	717,545	756,062
1,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.25	1,540,722	1,588,781
2,480,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2052	5.50	2,671,377	2,677,265
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2039	3.80	1,982,500	1,982,317
3,500,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2048	5.13	3,560,297	3,668,560
485,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	7/1/2051	2.50	488,975	356,851
4,750,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS RESDL MTG REVENUE	1/1/2052	3.13	4,840,195	3,633,946
				51,673,344	46,928,569	7.15%
Utah
1,000,000	BLACK DESERT PUB INFRASTRUCTURE DIST(b)	3/1/2051	4.00	1,010,097	752,543
1,000,000	DOWNTOWN EAST STREETCAR SWR PUBLIC INFRASTRUCUTRE DIST(b)	3/1/2042	5.75	1,000,000	1,008,556
850,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2041	4.00	875,728	666,449
2,000,000	MILITARY INSTALLATION DEV AUTH UT TAX ALLOCATION REVENUE	6/1/2052	4.00	2,031,367	1,407,326
500,000	RED BRIDGE PUBLIC INFRASTRUCTURE DIST #1 UT(b)	2/1/2041	4.13	500,000	388,527
1,000,000	UTAH CNTY UT HOSP REVENUE	5/15/2045	5.00	1,015,249	1,014,051
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2027	4.25	900,000	850,221
900,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	12/15/2031	3.50	896,647	751,907
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(b)	6/15/2032	5.25	1,000,000	985,598
5,325,713	UTAH ST HSG CORP	12/21/2052	6.00	5,521,372	5,552,095
2,495,714	UTAH ST HSG CORP	1/21/2053	6.50	2,600,377	2,632,661
4,000,000	UTAH ST HSG CORP	4/21/2053	5.50	4,091,240	4,107,420
30,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	30,000	30,049
				21,472,077	20,147,403	3.07%
Vermont
1,000,000	VERMONT ST ECON DEV AUTH MTGE REVENUE	5/1/2045	4.00	1,063,458	752,022
475,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	471,243	457,360
				1,534,701	1,209,382	0.18%
Virginia
1,500,000	BOTETOURT CNTY VA RSDL CARE FAC REVENUE	7/1/2044	6.00	1,513,285	1,500,011
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,266
1,000,000	HENRICO CNTY VA ECON DEV AUTH RSDL CARE FAC REVENUE	10/1/2047	5.00	1,088,990	1,048,025
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE(c)	12/31/2040	5.63	373,459	16,403
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Virginia (Cont'd):
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(j)	9/1/2041	0.00	$180,732	1,155
1,000,000	VIRGINIA ST HSG DEV AUTH	10/1/2043	5.35	1,000,000	1,000,484
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	664,394
1,000,000	VIRGINIA ST HSG DEV AUTH	3/1/2052	3.25	1,000,000	788,305
				6,656,466	5,520,043	0.84%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	687,986	722,373
350,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	350,000	364,705
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,471,099	1,282,388
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,031,280	833,994
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,024,044	1,027,741
500,000	SEATTLE WA HSG AUTH	6/1/2054	2.50	486,220	313,761
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	505,852	475,128
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,496,356	1,306,290
515,000	WALLA WALLA CNTY WA SCH DIST #300 TOUCHET	12/1/2029	4.00	515,000	515,688
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	10/1/2025	5.00	1,003,233	1,001,076
325,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2025	6.00	325,670	335,814
675,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2035	5.75	675,000	641,223
600,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	7/1/2036	5.00	616,636	542,600
500,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT HSG REVENUE(b)	1/1/2038	5.00	524,948	438,999
				10,713,324	9,801,780	1.49%
West Virginia
500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2042	4.00	500,000	487,425
1,885,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2051	2.50	1,885,000	1,376,433
				2,385,000	1,863,858	0.28%
Wisconsin
446,245	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)(f)(i)(k)	12/31/2040	3.75	443,916	258,354
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2046	0.00	1,974	382
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2047	0.00	2,104	394
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2048	0.00	1,996	367
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2049	0.00	1,917	346
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2050	0.00	1,828	316
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2051	0.00	1,923	327
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2052	0.00	1,900	311
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2053	0.00	1,818	292
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2054	0.00	1,749	273
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2055	0.00	1,674	255
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2056	0.00	1,604	241
106,459	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(d)	7/1/2056	5.50	104,505	59,586
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2057	0.00	2,355	229
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2058	0.00	$1,487	214
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2059	0.00	1,434	202
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2060	0.00	1,386	188
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2061	0.00	1,331	175
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2062	0.00	1,285	164
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2063	0.00	1,234	154
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2064	0.00	1,193	146
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2065	0.00	1,156	137
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2066	0.00	1,120	126
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(d)(j)	1/1/2067	0.00	13,147	1,473
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	523,810	462,353
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE	2/1/2052	5.00	1,053,189	1,000,086
1,000,000	PUBLIC FIN AUTH WI HOTEL REVENUE(b)	2/1/2062	6.00	1,000,000	1,012,043
195,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	195,366	194,634
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	6/1/2028	3.00	1,250,000	1,113,314
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)	11/1/2028	6.25	1,250,000	750,000
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	990,893	615,000
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(d)	12/31/2040	5.50	13,694	4,245
1,695,000	PUBLIC FIN AUTH WI REVENUE(b)	11/15/2053	4.75	1,720,273	1,255,012
475,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	474,629	486,343
1,000,000	RACINE CNTY WI	3/1/2026	4.00	1,001,449	1,001,049
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	524,058	446,827
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	726,093	644,455
1,410,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2041	5.00	1,416,860	1,256,646
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,405,041	1,413,870
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	671,819	524,501
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,473,802	1,267,758
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/1/2057	5.13	1,500,000	1,127,749
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH HSG REVENUE	11/1/2051	2.85	1,000,000	722,762
				18,787,012	15,623,299	2.38%
	Sub-total Municipal Bonds:			649,879,620	578,470,375	88.10%
Short-Term Investments:
53,632,984	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.70%(l)			53,632,984	53,632,984
	Sub-total Short-Term Investments:			53,632,984	53,632,984	8.17%
	Grand total			$738,078,461	660,669,034	100.62%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
(d)	Restricted security that has been deemed illiquid. At March 31, 2023, the value of these restricted illiquid securities amounted to $5,597,022 or 0.85% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 7.75%, 12/31/40	8/12/20	$ 1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6.75%, 12/31/40	8/12/20	1,237,500
ARIZONA ST INDL DEV AUTH ECON DEV REVENUE, 6%, 12/31/40	6/4/21	400,000
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/31/40	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 12/31/40	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 12/31/40	6/27/17-4/12/18	1,961,290
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.5%, 12/31/40	5/24/17	1,000,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.5%, 12/31/40	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 12/31/40 - 1/1/67	3/26/18-3/8/22	49 - 443,916
PUBLIC FIN AUTH WI REVENUE, 6.25%, 11/1/2028 - 12/31/40	4/3/17-3/26/19	13,694 - 1,250,000

(e)	For step bonds, the coupon rate disclosed is the current rate in effect.
(f)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(g)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(h)	Security has converted to a fixed rate as of December 16, 2022 and will be going forward.
(i)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.
(j)	Zero coupon bond.
(k)	Non-income producing assets.
(l)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $11,705,149 with net purchases of $41,927,835 during the three months ended March 31, 2023.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	14.37%
Illinois	13.48
Texas	7.42
New York	5.62
Colorado	4.87
California	4.77
Michigan	3.94
Ohio	3.84
Utah	3.19
New Jersey	2.88
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Geographical Diversification	Percent
Other	35.62%
100.00%
At March 31, 2023, the Fund had open futures contracts as follows:
Type	Number of Contracts	Notional Amount (000s)	Contract Position	Contract Exp.	Value and Unrealized Appreciation (Depreciation) (000s)
10-Year U.S. Treasury Note	1,021	$117,335	Short	6/23	$(3,177)
U.S. Treasury Long Bond	184	24,133	Short	6/23	(991)
2-Year U.S. Treasury Note	336	69,368	Short	6/23	(722)
5-Year U.S. Treasury Note	617	67,566	Short	6/23	(1,315)
					$(6,205)
Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Debt securities are valued at the price supplied by an independent pricing service provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2023.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$28,565,675	$—	$—	$28,565,675
Municipal Bonds
Alabama	—	1,065,263	—	1,065,263
Alaska	—	910	—	910
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
	Level 1	Level 2	Level 3	Total
Arizona	$—	$7,637,071	$—	$7,637,071
Arkansas	—	721,123	—	721,123
California	—	30,182,227	—	30,182,227
Colorado	—	30,768,771	—	30,768,771
Connecticut	—	4,249,543	—	4,249,543
District of Columbia	—	7,117,908	—	7,117,908
Florida	—	90,822,087	—	90,822,087
Georgia	—	9,454,667	—	9,454,667
Idaho	—	5,171,553	—	5,171,553
Illinois	—	31,548,182	—	31,548,182
Indiana	—	10,043,211	—	10,043,211
Iowa	—	5,033,023	—	5,033,023
Kansas	—	2,290,205	—	2,290,205
Louisiana	—	11,488,225	—	11,488,225
Maine	—	3,404,695	—	3,404,695
Maryland	—	4,381,609	—	4,381,609
Massachusetts	—	16,001,086	—	16,001,086
Michigan	—	24,930,080	—	24,930,080
Minnesota	—	11,368,894	—	11,368,894
Mississippi	—	3,039,388	—	3,039,388
Missouri	—	8,631,929	—	8,631,929
Montana	—	2,623,190	—	2,623,190
Nebraska	—	1,914,201	—	1,914,201
Nevada	—	4,814,798	—	4,814,798
New Hampshire	—	1,406,959	—	1,406,959
New Jersey	—	18,176,360	—	18,176,360
New Mexico	—	11,076,093	—	11,076,093
New York	—	35,530,418	—	35,530,418
North Carolina	—	6,748,683	—	6,748,683
North Dakota	—	4,019,544	—	4,019,544
Ohio	—	24,278,730	—	24,278,730
Oklahoma	—	4,183,882	—	4,183,882
Oregon	—	6,382,123	—	6,382,123
Pennsylvania	—	13,570,030	—	13,570,030
Rhode Island	—	1,698,191	—	1,698,191
South Carolina	—	5,548,435	—	5,548,435
South Dakota	—	1,529,171	—	1,529,171
Tennessee	—	14,523,583	—	14,523,583
Texas	—	46,928,569	—	46,928,569
Utah	—	20,147,403	—	20,147,403
Vermont	—	1,209,382	—	1,209,382
Virginia	—	5,520,043	—	5,520,043
Washington	—	9,801,780	—	9,801,780
West Virginia	—	1,863,858	—	1,863,858
Wisconsin	—	15,623,299	—	15,623,299
Short-Term Investments	53,632,984	—	—	53,632,984
Total	$82,198,659	$578,470,375	$—	$660,669,034
For the Clearwater Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using evaluated prices provided by the primary pricing service. The Board of Trustees has designated to the Adviser the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	$(6,204,650)	$—	$—	$(6,204,650)
The futures contracts outstanding at March 31, 2023 are considered Level 1 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2023 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
275,180	ADAIRS LTD.(b)	$331,893	375,135
29,184	ANZ GROUP HOLDINGS LTD.	380,372	449,557
16,849	APA GROUP	112,443	114,336
2,554	ASX LTD.	51,631	111,199
36,421	ATLASSIAN CORP., CLASS A(c)	9,170,384	6,234,183
300,837	AURIZON HOLDINGS LTD.	766,110	677,274
445,000	BEACH ENERGY LTD.	647,241	421,348
45,302	BHP GROUP LTD.	1,107,240	1,436,882
37,600	BLUESCOPE STEEL LTD.	301,071	509,487
18,654	BRAMBLES LTD.	73,901	167,922
151,800	CEDAR WOODS PROPERTIES LTD.	545,697	448,817
971	COCHLEAR LTD.	35,894	153,917
21,681	COMMONWEALTH BANK OF AUSTRALIA	891,314	1,427,532
8,646	COMPUTERSHARE LTD.	140,296	125,322
39,716	CSL LTD.	2,940,504	7,663,142
34,742	DEXUS	176,794	176,030
649,200	EMECO HOLDINGS LTD.	351,482	316,488
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,461,382
19,923	GOODMAN GROUP	57,689	253,383
68,716	GPT GROUP (THE)	176,591	196,773
1,039,600	GRANGE RESOURCES LTD.	584,855	503,076
148,800	HELIA GROUP LTD.	305,309	285,387
148,305	HUB24 LTD.	2,365,981	2,740,110
134,200	INGHAMS GROUP LTD.	381,338	281,233
131,496	LOVISA HOLDINGS LTD.	1,774,947	2,146,891
7,819	MACQUARIE GROUP LTD.	175,414	921,098
174,400	METCASH LTD.	556,523	450,547
44,772	NATIONAL AUSTRALIA BANK LTD.	551,215	831,147
403,300	NEW HOPE CORP. LTD.(b)	712,713	1,539,071
17,785	NEWCREST MINING LTD.	171,926	318,405
64,600	NICK SCALI LTD.	464,540	405,115
26,749	NORTHERN STAR RESOURCES LTD.	133,395	218,969
378,300	PACT GROUP HOLDINGS LTD.	787,238	283,816
2,468	RAMSAY HEALTH CARE LTD.	49,765	109,866
18,171	RIO TINTO LTD.	570,958	1,463,081
20,500	SANTOS LTD.	45,732	94,612
123,143	SCENTRE GROUP	212,496	228,483
10,274	SEEK LTD.	106,072	166,026
39,820	SONIC HEALTHCARE LTD.	470,951	930,773
57,859	SOUTH32 LTD.	37,235	171,606
297,819	STOCKLAND	734,663	797,853
75,800	SUPER RETAIL GROUP LTD.	517,213	638,802
26,284	TRANSURBAN GROUP	146,611	250,137
12,261	TREASURY WINE ESTATES LTD.	49,081	107,558
462,400	VICINITY LTD.	579,585	605,624
10,565	WASHINGTON H SOUL PATTINSON & CO. LTD.	183,547	214,099
8,635	WESFARMERS LTD.	249,487	291,074
41,271	WESTPAC BANKING CORP.	580,062	598,668
25,548	WOODSIDE ENERGY GROUP LTD.	510,437	575,653
9,073	WOOLWORTHS GROUP LTD.	201,073	230,093
		32,680,935	41,118,982	4.31%
Austria:
15,700	BAWAG GROUP A.G.(c)(d)	600,063	763,413
1,727	ERSTE GROUP BANK A.G.	28,884	57,123
3,577	OMV A.G.	129,822	163,822
313	STRABAG S.E. (BEARER)	5,505	13,392
57,900	TELEKOM AUSTRIA A.G.(c)	422,512	436,183
631	UBM DEVELOPMENT A.G.	28,973	18,956
1,255	VERBUND A.G.	101,844	109,113
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	585,185
23,500	WIENERBERGER A.G.	561,499	681,547
		2,475,021	2,828,734	0.30%
Belgium:
7,120	AGEAS S.A./N.V.	106,907	307,796
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	285,546	674,353
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Belgium (Cont'd):
19,000	BPOST S.A.	$195,697	108,342
13,864	D'IETEREN GROUP	2,065,186	2,696,894
102,700	ECONOCOM GROUP S.A./N.V.	381,201	329,966
434	ELIA GROUP S.A./N.V.	51,795	57,315
44,892	GROUPE BRUXELLES LAMBERT N.V.	3,947,823	3,833,210
3,576	KBC GROUP N.V.	87,957	245,855
21,394	ONTEX GROUP N.V.(c)	501,601	159,778
217	SOFINA S.A.	37,602	48,875
13,300	TELENET GROUP HOLDING N.V.	551,801	302,868
14,300	TESSENDERLO GROUP S.A.(c)	622,327	447,420
2,245	UCB S.A.	107,034	200,748
		8,942,477	9,413,420	0.99%
Brazil:
129,000	CAMIL ALIMENTOS S.A.	274,164	173,071
184,550	CI&T, INC., CLASS A(c)	2,442,433	1,016,870
599,608	GRUPO SBF S.A.	2,261,754	981,907
178,462	TELEFONICA BRASIL S.A. ADR(e)	1,952,443	1,350,957
513,159	VAMOS LOCACAO DE CAMINHOES MAQUINAS E EQUIPAMENTOS S.A.(c)	1,500,198	1,351,631
106,600	VIBRA ENERGIA S.A.	500,792	303,072
		8,931,784	5,177,508	0.54%
Canada:
1,202	AGNICO EAGLE MINES LTD.	34,378	61,266
2,638	AGNICO EAGLE MINES LTD. (TORONTO EXCHANGE)	112,268	134,486
5,359	AIR CANADA(c)	65,966	75,934
85,000	ALGONQUIN POWER & UTILITIES CORP.	624,625	714,000
112,391	ALIMENTATION COUCHE-TARD, INC.	3,256,181	5,650,735
7,866	ALTAGAS LTD.	135,598	131,129
120,200	ARTIS REAL ESTATE INVESTMENT TRUST	1,120,762	676,820
163,600	B2GOLD CORP.	818,860	646,411
785	BANK OF MONTREAL	34,168	69,951
5,587	BANK OF MONTREAL (TORONTO EXCHANGE)	494,898	497,642
2,936	BANK OF NOVA SCOTIA (THE)	67,574	147,857
5,874	BANK OF NOVA SCOTIA (THE) (TORONTO EXCHANGE)	283,379	295,851
21,552	BARRICK GOLD CORP.	329,659	400,103
10,584	BAUSCH HEALTH COS., INC.(c)	70,325	85,753
527	BROOKFIELD ASSET MANAGEMENT LTD., CLASS A	15,811	17,243
2,250	BROOKFIELD CORP.	74,148	73,327
11,605	BRP, INC. (SUB VOTING)	468,941	908,135
6,515	CAE, INC.(c)	109,270	147,317
5,652	CANADIAN APARTMENT PROPERTIES REIT	174,890	198,270
14,814	CANADIAN NATIONAL RAILWAY CO.	1,787,370	1,747,608
4,615	CANADIAN NATURAL RESOURCES LTD.	252,893	255,387
10,000	CANADIAN NATURAL RESOURCES LTD. (NEW YORK EXCHANGE)	589,250	553,500
141,668	CANADIAN PACIFIC RAILWAY LTD.	5,584,911	10,899,936
7,173	CANADIAN TIRE CORP. LTD., CLASS A	783,882	936,073
18,853	CANADIAN UTILITIES LTD., CLASS A	501,070	525,345
18,599	CARGOJET, INC.	1,772,510	1,515,031
47,300	CASCADES, INC.	494,913	384,630
45,100	CENTERRA GOLD, INC.	366,388	291,323
4,854	CGI, INC.(c)	385,356	467,801
57,700	CI FINANCIAL CORP.	896,767	545,620
307	CONSTELLATION SOFTWARE, INC.	271,176	577,180
151,400	CORUS ENTERTAINMENT, INC., CLASS B	490,896	192,681
19,027	DESCARTES SYSTEMS GROUP (THE), INC.(c)	734,526	1,535,675
10,000	DESCARTES SYSTEMS GROUP (THE), INC. (NASDAQ GLOBAL SELECT EXCHANGE)(c)	743,876	806,100
6,582	DOLLARAMA, INC.	86,132	393,362
6,399	EMERA, INC.	261,745	262,873
7,911	ENBRIDGE, INC.	298,682	301,631
25,000	ENBRIDGE, INC. (NEW YORK EXCHANGE)	976,375	953,750
72,100	ENERPLUS CORP.	414,689	1,039,222
332	FAIRFAX FINANCIAL HOLDINGS LTD.	109,228	220,800
317	FIRSTSERVICE CORP.	37,450	44,666
18,308	FORTIS, INC.	727,467	778,242
1,786	FRANCO-NEVADA CORP.	212,062	260,506
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
2,479	GFL ENVIRONMENTAL, INC. (SUB VOTING)	$63,803	85,476
9,305	GFL ENVIRONMENTAL, INC. (SUB VOTING) (NEW YORK EXCHANGE)	253,422	320,464
2,549	GILDAN ACTIVEWEAR, INC.	73,352	84,684
6,138	HYDRO ONE LTD.(d)	154,425	174,762
19,500	IA FINANCIAL CORP., INC.	882,358	1,235,938
1,503	IGM FINANCIAL, INC.	37,289	44,918
3,196	IMPERIAL OIL LTD.	141,353	162,531
415	INTACT FINANCIAL CORP.	33,776	59,393
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	10,504
42,876	KINROSS GOLD CORP.	152,204	201,769
2,635	LOBLAW COS. LTD.	101,823	240,143
921	LUMINE GROUP, INC.(c)	9,604	10,024
1,530	MAGNA INTERNATIONAL, INC.	83,581	81,962
785	MANULIFE FINANCIAL CORP.	8,661	14,413
13,655	MANULIFE FINANCIAL CORP. (TORONTO EXCHANGE)	223,352	250,569
3,331	METRO, INC.	71,587	183,223
73,700	MULLEN GROUP LTD.	791,421	805,438
19,328	NATIONAL BANK OF CANADA	618,005	1,382,492
10,766	ONEX CORP.	493,620	503,290
7,493	OPEN TEXT CORP.	205,449	289,020
7,809	PARKLAND CORP.	166,853	187,208
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	499,245
2,253	POWER CORP. OF CANADA	51,403	57,579
178,379	PRAIRIESKY ROYALTY LTD.	2,897,630	2,824,499
41,090	QUEBECOR, INC., CLASS B	926,060	1,015,773
1,976	RESTAURANT BRANDS INTERNATIONAL, INC.	102,959	132,669
3,916	RESTAURANT BRANDS INTERNATIONAL, INC. (TORONTO EXCHANGE)	219,594	262,892
19,784	RIOCAN REAL ESTATE INVESTMENT TRUST	262,184	298,480
11,072	ROYAL BANK OF CANADA	1,017,596	1,058,865
8,705	SHAW COMMUNICATIONS, INC., CLASS B	218,267	260,474
5,130	SHOPIFY, INC., CLASS A (c)	136,625	245,932
11,561	SHOPIFY, INC., CLASS A (TORONTO EXCHANGE)(c)	328,080	554,312
10,500	STELCO HOLDINGS, INC.	316,173	406,637
94,063	SUNCOR ENERGY, INC.	1,664,427	2,920,373
2,955	TC ENERGY CORP.	78,434	114,979
2,555	TC ENERGY CORP. (TORONTO EXCHANGE)	111,053	99,383
10,940	TELUS CORP.	224,373	217,181
1,358	TFI INTERNATIONAL, INC.	127,516	162,046
35,620	THOMSON REUTERS CORP.	3,880,317	4,634,422
31,000	TORONTO-DOMINION BANK (THE)	2,148,935	1,856,900
416	TRISURA GROUP LTD.(c)	490	10,185
31,500	WAJAX CORP.	462,770	574,528
27,021	WASTE CONNECTIONS, INC.	3,875,444	3,757,810
537	WEST FRASER TIMBER CO. LTD.	38,544	38,303
7,242	WHEATON PRECIOUS METALS CORP.	227,571	348,784
1,466	WSP GLOBAL, INC.	166,444	192,028
		51,466,211	65,293,672	6.85%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	316,286
318,400	CENCOSUD S.A.	432,618	615,258
198,200	VINA CONCHA Y TORO S.A.	327,546	253,556
		1,099,563	1,185,100	0.12%
China:
654,000	3SBIO, INC.(d)	426,195	650,544
290,000	AGILE GROUP HOLDINGS LTD.(c)	352,847	65,218
424,376	ALIBABA GROUP HOLDING LTD.(c)	7,245,516	5,397,090
429,000	ANHUI CONCH CEMENT CO. LTD., CLASS H	2,286,150	1,492,203
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	124,908
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	169,574
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	522,543
301,500	HENGAN INTERNATIONAL GROUP CO. LTD.	2,031,504	1,393,189
437,500	LI NING CO. LTD.	5,285,143	3,448,453
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	330,619
87,000	SILERGY CORP.	1,628,672	1,396,826
75,550	TRIP.COM GROUP LTD.(c)	1,601,961	2,851,973
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
China (Cont'd):
65,567	XIAMEN FARATRONIC CO. LTD., CLASS A	$1,832,871	1,396,008
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,186	327,844
		24,338,431	19,566,992	2.05%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	570,756
		402,293	570,756	0.06%
Denmark:
135,031	ALK-ABELLO A/S(c)	1,906,779	2,086,088
80	AP MOLLER - MAERSK A/S, CLASS A	99,716	141,648
77	AP MOLLER - MAERSK A/S, CLASS B	74,368	139,541
1,300	CARLSBERG A/S, CLASS B	50,752	201,006
1,500	COLOPLAST A/S, CLASS B	27,666	197,434
22,200	D/S NORDEN A/S	318,701	1,490,783
12,005	DANSKE BANK A/S(c)	141,793	241,447
3,896	DEMANT A/S(c)	70,444	136,723
31,139	DSV A/S	3,757,299	6,010,340
10,285	NOVO NORDISK A/S ADR(e)	854,776	1,636,755
75,846	NOVO NORDISK A/S, CLASS B	8,472,599	12,036,199
2,460	NOVOZYMES A/S, CLASS B	38,505	126,009
2,787	ORSTED A/S(d)	248,326	237,731
2,802	PANDORA A/S	27,668	268,528
12,200	PER AARSLEFF HOLDING A/S	552,758	523,947
245	ROCKWOOL A/S, CLASS B	37,155	59,950
33,606	ROYAL UNIBREW A/S	2,242,457	2,927,821
4,300	SOLAR A/S, CLASS B	269,282	347,640
40,800	SPAR NORD BANK A/S	620,981	643,314
3,250	TOPDANMARK A/S	33,362	173,768
16,220	VESTAS WIND SYSTEMS A/S	150,564	469,943
		19,995,951	30,096,615	3.16%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	183,692
		244,707	183,692	0.02%
Finland:
27,200	KEMIRA OYJ	447,150	478,364
5,584	KESKO OYJ, CLASS B	30,705	120,104
3,256	KONE OYJ, CLASS B	35,674	169,841
21,225	NESTE OYJ	67,704	1,046,873
148,382	NOKIA OYJ	670,145	729,534
562,068	NOKIA OYJ ADR(e)	2,470,990	2,759,754
46,541	NORDEA BANK ABP	419,121	496,708
1,960	ORION OYJ, CLASS B	49,561	87,641
15,829	STORA ENSO OYJ (REGISTERED)	75,698	205,983
11,934	UPM-KYMMENE OYJ	99,929	400,762
38,449	VALMET OYJ	999,027	1,248,139
		5,365,704	7,743,703	0.81%
France:
4,611	AIR LIQUIDE S.A.	539,629	772,478
10,358	AIRBUS S.E.	325,383	1,387,623
6,173	ALSTOM S.A.	108,951	168,661
4,199	ARKEMA S.A.	378,617	415,326
21,399	AXA S.A.	257,534	654,314
15,160	BNP PARIBAS S.A.	712,479	906,716
3,062	CAPGEMINI S.E.	111,713	569,551
9,832	CARREFOUR S.A.	151,252	198,762
17,497	CIE DE SAINT-GOBAIN	382,786	996,239
8,124	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	78,557	248,658
37,390	COFACE S.A.	449,179	529,620
852	COVIVIO S.A.	39,755	49,680
43,315	CREDIT AGRICOLE S.A.	349,095	489,682
183,034	DANONE S.A.	11,286,353	11,378,889
4,893	DASSAULT SYSTEMES S.E.	167,866	202,081
3,422	EDENRED	102,446	202,468
26,507	ENGIE S.A.	331,812	419,200
591	ESSILORLUXOTTICA S.A.	53,785	107,074
2,180	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	301,642	393,548
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
2,901	EURAZEO S.E.	$76,265	206,678
858	EUROAPI S.A.(c)	11,312	9,820
23,617	GAZTRANSPORT ET TECHNIGAZ S.A.	2,996,270	2,419,736
9,197	GETLINK S.E.	70,409	151,816
376	HERMES INTERNATIONAL	464,612	761,630
3,399	INFOTEL S.A.	145,404	208,539
8,900	IPSEN S.A.	736,413	980,988
9,500	KAUFMAN & BROAD S.A.	362,957	282,372
1,026	KERING S.A.	174,510	669,626
671	KLEPIERRE S.A.	8,398	15,216
4,848	LEGRAND S.A.	109,851	443,443
6,263	L'OREAL S.A.	660,831	2,802,078
11,353	LVMH MOET HENNESSY LOUIS VUITTON S.E.	1,493,163	10,404,546
58,600	MERCIALYS S.A.	617,151	599,800
14,296	MERSEN S.A.	465,081	638,582
14,900	NEXITY S.A.	742,412	374,926
25,890	ORANGE S.A.	251,572	307,629
24,996	PERNOD RICARD S.A.	3,967,845	5,663,589
3,242	PUBLICIS GROUPE S.A.	158,840	253,283
4,530	RENAULT S.A.(c)	108,733	184,954
22,900	REXEL S.A.(c)	437,632	547,377
846	ROTHSCHILD & CO.	37,585	42,711
53,557	SAFRAN S.A.	5,879,225	7,953,521
14,358	SANOFI	1,121,725	1,563,617
278	SCHNEIDER ELECTRIC S.E.	8,838	46,360
49,444	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	6,426,120	8,265,502
14,443	SOCIETE GENERALE S.A.	201,715	326,018
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	201,429
7,150	SODEXO S.A.(c)	647,363	698,341
4,719	SODEXO S.A.(c)	415,153	460,905
42,944	SODEXO S.A. (EURONEXT PARIS EXCHANGE)	3,698,178	4,195,371
14,028	SOITEC(c)	1,420,693	2,259,460
51,800	TELEVISION FRANCAISE 1	458,222	457,164
1,413	THALES S.A.	81,763	208,897
35,335	TOTALENERGIES S.E.	1,732,392	2,084,863
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	417,570
10,500	VICAT S.A.	406,419	315,458
7,810	VINCI S.A.	316,569	896,194
22,858	VIVENDI S.E.	184,128	230,738
537	WENDEL S.E.	37,844	56,876
		53,514,466	78,698,193	8.26%
Germany:
23,610	ADIDAS A.G.	2,551,467	4,168,610
7,853	ALLIANZ S.E. (REGISTERED)	680,763	1,812,803
6,098	AURUBIS A.G.	286,000	562,748
10,508	BASF S.E.	428,412	551,103
12,394	BAYER A.G. (REGISTERED)	628,360	789,449
3,104	BAYERISCHE MOTOREN WERKE A.G.	225,884	339,862
828	BEIERSDORF A.G.	35,556	107,718
5,632	BRENNTAG S.E.	377,556	422,803
3,380	COVESTRO A.G.(d)	99,223	139,800
23,800	CROPENERGIES A.G.	337,485	291,691
5,205	DAIMLER TRUCK HOLDING A.G.(c)	126,102	175,788
14,087	DEUTSCHE BANK A.G. (REGISTERED)	136,469	142,844
4,525	DEUTSCHE BOERSE A.G.	273,151	880,662
22,387	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(c)	128,838	249,086
54,300	DEUTSCHE PFANDBRIEFBANK A.G.(d)	673,490	470,368
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	832,751
44,230	DEUTSCHE TELEKOM A.G. (REGISTERED)	728,220	1,071,291
41,334	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,552,620	1,861,260
23,600	FREENET A.G.	557,311	613,009
58,848	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	4,069,830	2,495,652
6,137	FRESENIUS S.E. & CO. KGAA	142,558	165,433
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	219,663
2,246	HANNOVER RUECK S.E.	94,321	439,374
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
4,440	HEIDELBERGCEMENT A.G.	$183,098	323,855
57,976	HENSOLDT A.G.	1,879,208	2,088,132
20,563	INFINEON TECHNOLOGIES A.G.	112,405	840,504
6,898	JOST WERKE A.G.(d)	220,852	363,776
1,916	KION GROUP A.G.	36,282	74,014
3,104	LEG IMMOBILIEN S.E.	186,663	169,957
9,952	MERCEDES-BENZ GROUP A.G.	550,799	764,491
2,159	MERCK KGAA	96,589	401,402
904	MTU AERO ENGINES A.G.	139,764	226,065
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	1,081,050
19,095	PROSIEBENSAT.1 MEDIA S.E.	286,490	193,862
6,900	PUBLITY A.G.(b)(c)	253,482	188,524
48,811	PUMA S.E.	2,222,111	3,010,363
2,462	RHEINMETALL A.G.	290,379	731,376
6,238	RWE A.G.	186,468	268,163
11,186	SAP S.E.	905,937	1,407,168
1,116	SAP S.E. ADR(e)	104,801	141,230
40,258	SCOUT24 S.E.(d)	2,500,884	2,388,387
12,193	SIEMENS A.G. (REGISTERED)	724,684	1,973,666
2,953	SIEMENS HEALTHINEERS A.G.(d)	135,447	169,840
3,600	SILTRONIC A.G.	264,192	262,370
1,829	SYMRISE A.G.	181,019	198,697
25,394	UNITED INTERNET A.G. (REGISTERED)	821,198	437,158
1,118	VOLKSWAGEN A.G.	162,556	191,582
9,774	VONOVIA S.E.	211,893	183,804
5,487	ZALANDO S.E.(c)(d)	107,697	229,626
		27,935,499	37,112,830	3.89%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	98,761
		54,075	98,761	0.01%
Hong Kong:
651,600	AIA GROUP LTD.	3,692,351	6,846,609
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	142,958
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	646,423
1,360,000	CHINA OVERSEAS PROPERTY HOLDINGS LTD.	1,794,143	1,668,913
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	595,061
48,544	CK ASSET HOLDINGS LTD.	130,843	294,096
20,500	CK HUTCHISON HOLDINGS LTD.	118,979	127,294
6,000	CLP HOLDINGS LTD.	46,472	43,371
998,000	FIRST PACIFIC CO. LTD.	376,906	321,513
988	FUTU HOLDINGS LTD. ADR(c)(e)	35,968	51,228
23,000	GALAXY ENTERTAINMENT GROUP LTD.(c)	67,134	152,895
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	152,782
105,000	HANG LUNG PROPERTIES LTD.	178,246	196,845
58,331	HENDERSON LAND DEVELOPMENT CO. LTD.	147,476	201,944
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	523,740
134,000	KINGBOARD HOLDINGS LTD.	630,206	412,537
40,500	LINK REIT	84,196	259,729
46,500	MTR CORP. LTD.	172,190	224,928
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	326,239
18,000	POWER ASSETS HOLDINGS LTD.	96,954	96,450
33,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	62,383	70,923
1,024,000	SSY GROUP LTD.	465,746	619,787
15,000	SUN HUNG KAI PROPERTIES LTD.	177,504	210,974
11,500	TECHTRONIC INDUSTRIES CO. LTD.	93,938	125,552
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	416,011
469,800	VALUETRONICS HOLDINGS LTD.	216,550	183,576
626,000	VSTECS HOLDINGS LTD.	568,355	368,430
30,000	WHARF REAL ESTATE INVESTMENT CO. LTD.	145,315	173,509
418,000	XINYI GLASS HOLDINGS LTD.	481,711	747,604
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	190,007
		12,516,078	16,391,928	1.72%
India:
43,019	CAMPUS ACTIVEWEAR LTD.(c)	175,535	174,572
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
India (Cont'd):
511,000	CESC LTD.	$527,922	415,270
43,900	CYIENT LTD.	314,004	532,174
183,300	FIRSTSOURCE SOLUTIONS LTD.	97,782	236,216
249,400	GUJARAT STATE FERTILIZERS & CHEMICALS LTD.	419,138	361,737
478,371	HCL TECHNOLOGIES LTD.	4,024,070	6,345,794
136,800	HINDUSTAN PETROLEUM CORP. LTD.	526,789	394,354
247,335	ICICI BANK LTD. ADR(e)	5,535,303	5,337,489
586,935	INDUS TOWERS LTD.	2,316,471	1,022,229
40,400	JUBILANT PHARMOVA LTD.	278,630	137,276
122,400	KRBL LTD.	353,421	515,351
52,500	LG BALAKRISHNAN & BROS. LTD.	457,964	474,539
378,900	LT FOODS LTD.	428,668	446,405
574,300	MARKSANS PHARMA LTD.	378,564	493,970
342,300	NAVA LTD.	535,317	908,822
454,600	NMDC LTD.	552,018	618,339
454,600	NMDC STEEL LTD.(c)	218,274	171,756
182,100	OIL INDIA LTD.	563,046	559,442
349,800	PCBL LTD. /INDIA	562,279	495,490
199,800	PETRONET LNG LTD.	538,925	556,621
460,200	REDINGTON LTD.	919,384	936,921
1,107,100	SJVN LTD.	377,345	448,630
141,679	UPL LTD.	1,293,900	1,239,169
16,883	WNS HOLDINGS LTD. ADR(c)(e)	1,004,346	1,572,989
		22,399,095	24,395,555	2.56%
Indonesia:
4,097,000	ADARO ENERGY INDONESIA TBK PT	470,816	793,941
8,194,900	ERAJAYA SWASEMBADA TBK PT	345,258	284,628
1,094,700	INDOFOOD SUKSES MAKMUR TBK PT	488,225	452,758
1,324,000	MATAHARI DEPARTMENT STORE TBK PT	151,981	435,642
		1,456,280	1,966,969	0.21%
Ireland:
15,725	ACCENTURE PLC, CLASS A	1,796,740	4,494,362
2,899	AERCAP HOLDINGS N.V.(c)	131,933	163,011
56,819	CRH PLC	1,925,567	2,871,528
1,181	CRH PLC ADR(e)	30,028	60,077
3,568	DCC PLC	188,706	208,243
142,629	EXPERIAN PLC	2,631,182	4,694,665
2,158	FLUTTER ENTERTAINMENT PLC - CDI(c)	240,212	392,498
27,476	ICON PLC(c)	4,299,598	5,868,599
920	KERRY GROUP PLC, CLASS A	50,283	91,687
506	KINGSPAN GROUP PLC	35,061	34,736
2,117	KINGSPAN GROUP PLC (EURONEXT DUBLIN EXCHANGE)	208,533	141,336
17,539	RYANAIR HOLDINGS PLC(c)	235,787	283,213
3,103	SMURFIT KAPPA GROUP PLC	108,081	112,652
		11,881,711	19,416,607	2.04%
Israel:
48,641	BANK HAPOALIM B.M.	229,967	405,051
35,900	HAREL INSURANCE INVESTMENTS & FINANCIAL SERVICES LTD.	422,925	303,426
115,300	ICL GROUP LTD.	461,518	779,970
100,539	MAYTRONICS LTD.	2,170,569	1,073,442
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	911,395
5,800	RAMI LEVY CHAIN STORES HASHIKMA MARKETING 2006 LTD.	397,897	344,551
11,822	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)(e)	95,344	104,625
		4,253,262	3,922,460	0.41%
Italy:
416,800	A2A S.P.A.	806,512	666,060
178,951	ARISTON HOLDING N.V.	1,689,932	1,971,938
42,000	BANCA IFIS S.P.A.	804,497	636,839
25,272	BANCA MEDIOLANUM S.P.A.	87,322	229,527
51,325	ENEL S.P.A.	241,364	313,457
43,069	ENI S.P.A.	477,488	603,302
31,968	FERRARI N.V.	5,185,944	8,658,172
375,900	IREN S.P.A.	999,472	721,531
27,429	IVECO GROUP N.V.(c)	151,269	260,113
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont'd):
75,670	LEONARDO S.P.A.	$606,153	889,025
44,692	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.	349,727	450,031
910	MONCLER S.P.A.	37,687	62,899
244,500	PIAGGIO & C S.P.A.	596,766	1,043,967
4,902	PRYSMIAN S.P.A.	148,153	206,385
77,383	STEVANATO GROUP S.P.A.	1,402,333	2,004,220
303,468	TECHNOPROBE S.P.A.(c)	2,053,175	2,195,884
6,336	TENARIS S.A.	83,304	90,111
34,652	TERNA - RETE ELETTRICA NAZIONALE	130,368	284,400
63,644	UNICREDIT S.P.A.	671,591	1,205,448
71,681	UNIPOL GRUPPO S.P.A.	376,844	368,712
		16,899,901	22,862,021	2.40%
Japan:
30,600	ADEKA CORP.	390,224	523,297
4,700	AEON CO. LTD.	52,433	91,117
600	AEON REIT INVESTMENT CORP.	728,822	656,695
2,300	AISIN CORP.	37,584	63,385
15,000	AJINOMOTO CO., INC.	116,767	521,997
23,000	ARCS CO. LTD.	480,595	389,867
47,100	ARTERIA NETWORKS CORP.	431,161	453,712
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	204,765
13,000	ASAHI KASEI CORP.	46,220	91,172
22,100	ASAHI YUKIZAI CORP	276,792	529,402
37,000	ASTELLAS PHARMA, INC.	236,149	526,302
4,500	BANDAI NAMCO HOLDINGS, INC.	14,652	96,920
60,300	BAYCURRENT CONSULTING, INC.	855,710	2,502,024
13,800	BRIDGESTONE CORP.	205,726	560,608
32,100	BROTHER INDUSTRIES LTD.	541,898	484,194
48,400	BUNKA SHUTTER CO. LTD.	363,296	404,652
1,900	CANON, INC.	42,134	42,621
900	CENTRAL JAPAN RAILWAY CO.	103,827	107,451
32,500	CHIBA BANK (THE) LTD.	178,628	209,869
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	333,674
55,900	CONCORDIA FINANCIAL GROUP LTD.	180,730	206,325
28,400	CREDIT SAISON CO. LTD.	361,395	361,341
27,500	CRESCO LTD.	342,183	352,996
10,600	DAI-ICHI LIFE HOLDINGS, INC.	182,119	194,762
29,100	DAIICHI SANKYO CO. LTD.	150,922	1,062,053
4,500	DAIKIN INDUSTRIES LTD.	124,473	806,792
29,500	DAITRON CO. LTD.	489,565	595,401
7,400	DAIWA HOUSE INDUSTRY CO. LTD.	74,451	174,321
28,000	DAIWABO HOLDINGS CO. LTD.	223,879	462,273
8,200	DENSO CORP.	185,234	462,882
3,300	DENTSU GROUP, INC.	56,753	116,227
3,400	EAST JAPAN RAILWAY CO.	181,974	188,021
3,100	EISAI CO. LTD.	127,178	176,387
28,300	ELEMATEC CORP.	262,160	396,791
34,800	ENEOS HOLDINGS, INC.	122,810	122,061
20,400	EXEDY CORP.	319,517	279,509
13,000	FANUC CORP.	182,941	468,782
3,900	FAST RETAILING CO. LTD.	188,734	852,701
34,200	FJ NEXT HOLDINGS CO. LTD.(b)	337,056	255,081
31,700	FUJI CORP.	564,353	536,791
4,700	FUJI ELECTRIC CO. LTD.	61,631	185,464
36,100	FUJI PHARMA CO. LTD.	376,394	308,785
8,700	FUJIFILM HOLDINGS CORP.	163,215	441,951
2,400	FUJITSU LTD.	131,326	324,396
35,800	FURUNO ELECTRIC CO. LTD.	322,070	264,236
21,600	GMO PAYMENT GATEWAY, INC.	1,720,093	1,859,125
28,100	GUNGHO ONLINE ENTERTAINMENT, INC.	437,266	514,365
119,800	HACHIJUNI BANK (THE) LTD.	476,117	520,734
3,000	HAMAMATSU PHOTONICS K.K.	52,686	161,942
141	HIROSE ELECTRIC CO. LTD.	11,109	18,449
19,000	HITACHI LTD.	295,895	1,044,373
15,200	HONDA MOTOR CO. LTD.	370,123	404,331
5,300	HOYA CORP.	112,594	586,091
72,100	IDOM, INC.	435,748	466,599
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
40,800	INNOTECH CORP.	$377,287	426,570
15,200	INPEX CORP.	144,096	161,729
18,200	ITOCHU CORP.(b)	192,005	592,646
108,600	ITOHAM YONEKYU HOLDINGS, INC.	686,193	573,525
21,900	JACCS CO. LTD.	467,646	727,652
26,900	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	405,130	468,139
103,400	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	1,139,499	1,684,391
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	106,803
14,300	JAPAN TOBACCO, INC.	255,669	301,825
56,900	JEOL LTD.	3,057,952	1,835,844
18,900	KAGA ELECTRONICS CO. LTD.	477,103	717,601
3,500	KAJIMA CORP.	15,004	42,245
26,900	KANAMOTO CO. LTD.	620,666	442,975
57,300	KANDENKO CO. LTD.	547,713	404,123
12,300	KANEKA CORP.	387,968	321,265
2,000	KANSAI PAINT CO. LTD.	10,449	27,057
9,000	KAO CORP.	183,106	351,422
29,762	KDDI CORP.(b)	238,488	919,096
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	73,892
16,824	KEYENCE CORP.	2,386,777	8,248,245
6,000	KIKKOMAN CORP.	52,867	306,073
67,600	KITZ CORP.	466,295	474,228
57,500	KOBE BUSSAN CO. LTD.	1,218,055	1,604,930
22,200	KOHNAN SHOJI CO. LTD.	670,131	543,701
10,100	KOMATSU LTD.	197,184	250,571
22,400	KOMERI CO. LTD.	432,959	462,267
2,300	KONAMI GROUP CORP.	50,313	105,586
21,000	KUBOTA CORP.	129,773	318,108
6,900	KUREHA CORP.	316,117	441,414
400	KYOCERA CORP.	11,033	20,866
5,000	KYOWA KIRIN CO. LTD.	54,616	109,082
24,100	LASERTEC CORP.	3,607,086	4,272,500
13,100	LINTEC CORP.	259,789	214,433
4,800	M3, INC.	51,468	120,764
19,100	MARUBENI CORP.	186,544	259,637
6,500	MARUI GROUP CO. LTD.	32,287	99,458
7,700	MAZDA MOTOR CORP.	38,348	71,688
396,100	MEBUKI FINANCIAL GROUP, INC.	843,829	971,144
4,800	MEIJI HOLDINGS CO. LTD.	38,749	114,151
12,800	MELCO HOLDINGS, INC.	351,215	316,140
61,200	MICRONICS JAPAN CO. LTD.	625,569	618,427
8,700	MINEBEA MITSUMI, INC.	84,406	166,095
597	MIRAI CORP.	328,940	202,836
19,600	MIRAIT ONE CORP	238,394	244,062
4,500	MITSUBISHI CHEMICAL GROUP CORP.	14,284	26,775
17,500	MITSUBISHI CORP.	230,376	629,163
19,400	MITSUBISHI ELECTRIC CORP.	185,711	231,703
8,100	MITSUBISHI ESTATE CO. LTD.	101,411	96,705
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	126,261
12,900	MITSUBISHI HC CAPITAL, INC.	33,945	66,673
1,200	MITSUBISHI HEAVY INDUSTRIES LTD.	45,240	44,248
21,200	MITSUBISHI SHOKUHIN CO. LTD.	523,817	521,079
127,100	MITSUBISHI UFJ FINANCIAL GROUP, INC.	634,731	815,499
16,600	MITSUI & CO. LTD.(b)	187,177	517,338
7,400	MITSUI CHEMICALS, INC.	87,469	191,074
4,800	MITSUI OSK LINES LTD.(b)	108,940	120,116
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	712,444
26,000	MIZUHO FINANCIAL GROUP, INC.	302,862	368,732
20,400	MUGEN ESTATE CO. LTD.	117,733	89,363
10,800	MURATA MANUFACTURING CO. LTD.	162,615	659,490
20,200	NANTO BANK (THE) LTD.	470,557	355,286
4,500	NEC CORP.	151,340	173,740
6,900	NEXON CO. LTD.	122,522	164,742
3,000	NGK SPARK PLUG CO. LTD.	28,359	62,043
16,700	NICHIAS CORP.	297,341	336,608
7,800	NIDEC CORP.	129,234	404,885
16,600	NIKKON HOLDINGS CO. LTD.	337,754	310,713
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
69,900	NINTENDO CO. LTD.	$2,300,273	2,709,707
400	NIPPON EXPRESS HOLDINGS, INC.	11,192	24,106
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	907,972
9,300	NIPPON YUSEN K.K.(b)	39,009	217,316
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	501,993
5,000	NISSAN CHEMICAL CORP.	50,851	227,182
42,500	NISSAN MOTOR CO. LTD.	138,126	161,689
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	109,752
2,700	NITORI HOLDINGS CO. LTD.	87,310	325,536
3,200	NITTO DENKO CORP.	77,639	206,799
7,000	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	237,075
26,000	NITTO KOGYO CORP.	446,429	518,667
24,800	NOMURA REAL ESTATE HOLDINGS, INC.	548,769	549,150
9,801	NOMURA RESEARCH INSTITUTE LTD.	43,930	227,914
16,000	NSW, INC.	308,868	262,065
7,000	NTT DATA CORP.	36,519	92,064
27,100	OBAYASHI CORP.	184,757	207,457
46,900	OJI HOLDINGS CORP.	180,969	185,697
51,100	OKAMURA CORP.	721,626	527,209
33,200	OLYMPUS CORP.	211,415	583,060
1,100	OMRON CORP.	31,828	64,362
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	104,312
24,000	ORIENTAL LAND CO. LTD.	113,097	820,690
24,900	PANASONIC HOLDINGS CORP.	190,748	222,863
4,100	PERSOL HOLDINGS CO. LTD.	37,131	82,433
152,800	RAKUS CO. LTD.	2,099,899	2,216,914
2,700	RECRUIT HOLDINGS CO. LTD.	40,141	74,838
45,300	RESONA HOLDINGS, INC.	172,185	218,981
3,600	RINNAI CORP.	52,047	88,028
26,600	RION CO. LTD.	502,380	388,281
400	ROHM CO. LTD.	13,823	33,318
13,620	SBI HOLDINGS, INC.	110,355	270,333
1,200	SECOM CO. LTD.	44,072	73,861
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	302,765
12,700	SEKISUI CHEMICAL CO. LTD.	64,585	180,158
6,000	SEKISUI HOUSE LTD.	44,394	122,264
69,500	SEVEN & I HOLDINGS CO. LTD.	2,436,295	3,135,137
5,200	SHIBAURA MECHATRONICS CORP.	411,582	635,798
15,500	SHIFT, INC.(c)	2,075,846	2,774,433
4,000	SHIMADZU CORP.	25,419	125,476
1,500	SHIMANO, INC.	58,204	260,218
46,000	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,491,990
4,000	SHIONOGI & CO. LTD.	67,679	180,930
5,800	SHISEIDO CO. LTD.	87,058	272,210
28,900	SHIZUOKA FINANCIAL GROUP, INC.	174,482	207,748
900	SMC CORP.	106,941	477,177
27,600	SOFTBANK CORP.	277,319	318,376
36,800	SOFTBANK GROUP CORP.	412,233	1,448,599
5,700	SOMPO HOLDINGS, INC.	114,918	226,221
17,200	SONY GROUP CORP.	1,207,916	1,563,725
2,800	SQUARE ENIX HOLDINGS CO. LTD.	122,801	134,542
5,700	SUBARU CORP.	26,572	91,236
33,600	SUMITOMO CHEMICAL CO. LTD.	114,616	113,022
17,900	SUMITOMO CORP.	237,245	317,033
40,400	SUMITOMO HEAVY INDUSTRIES LTD.	1,122,628	990,757
10,200	SUMITOMO MITSUI FINANCIAL GROUP, INC.	308,888	408,994
1,600	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	36,088	36,091
5,800	SUZUKI MOTOR CORP.	104,611	211,108
34,100	SWCC CORP.	593,339	489,588
2,600	SYSMEX CORP.	51,707	170,684
20,100	T RAD CO. LTD.	425,712	356,271
2,200	TAISEI CORP.	19,821	68,016
14,200	TAKEDA PHARMACEUTICAL CO. LTD.	375,360	466,408
3,600	TDK CORP.	62,321	129,195
66,300	TECHNOPRO HOLDINGS, INC.	1,836,287	1,837,553
11,600	TERUMO CORP.	117,165	313,159
51,400	TOAGOSEI CO. LTD.	437,472	478,748
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
1,000	TOHO CO. LTD.	$13,412	38,292
43,200	TOKIO MARINE HOLDINGS, INC.	359,676	832,948
32,700	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	107,478	116,707
9,900	TOKYO ELECTRON LTD.	135,391	1,210,491
8,200	TOKYO GAS CO. LTD.	148,002	154,410
23,900	TOKYO SEIMITSU CO. LTD.	999,876	926,768
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	528,952
3,000	TOTO LTD.	30,029	100,509
1,000	TOYO SUISAN KAISHA LTD.	25,714	41,931
33,300	TOYOTA BOSHOKU CORP.	638,507	538,564
4,000	TOYOTA INDUSTRIES CORP.	101,266	222,744
83,100	TOYOTA MOTOR CORP.	1,182,065	1,182,946
4,230	TOYOTA MOTOR CORP. ADR(e)	341,425	599,349
1,700	TOYOTA TSUSHO CORP.	14,142	72,461
32,900	TPR CO. LTD.	424,011	333,132
21,900	TRANSCOSMOS, INC.	679,057	518,414
900	TREND MICRO, INC.	26,540	44,124
50,900	TSUGAMI CORP.	536,991	553,675
7,700	UNICHARM CORP.	67,055	316,511
800	USS CO. LTD.	3,505	13,867
19,000	VALOR HOLDINGS CO. LTD.	422,334	276,503
40,000	VISIONAL, INC.(c)	2,004,031	2,238,458
3,900	WEST JAPAN RAILWAY CO.	155,776	160,662
1,300	YAKULT HONSHA CO. LTD.	22,252	94,510
83,700	YAMAGUCHI FINANCIAL GROUP, INC.	555,179	513,818
4,600	YAMAHA MOTOR CO. LTD.	46,377	120,539
5,000	YASKAWA ELECTRIC CORP.	48,019	219,081
10,100	YUASA TRADING CO. LTD.	293,394	289,114
		75,622,501	107,762,682	11.31%
Jordan:
29,800	HIKMA PHARMACEUTICALS PLC	629,055	616,927
		629,055	616,927	0.07%
Macau:
45,200	SANDS CHINA LTD.(c)	104,151	157,759
		104,151	157,759	0.02%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,379	431,580
274,300	RHB BANK BHD.	377,864	347,174
		715,243	778,754	0.08%
Mexico:
201,200	BANCO DEL BAJIO S.A.(d)	360,810	732,448
191,892	CONTROLADORA VUELA CIA DE AVIACION S.A.B. DE C.V. ADR(c)(e)	2,108,660	2,387,137
126,204	GRUMA S.A.B. DE C.V., CLASS B	1,434,319	1,861,824
176,160	GRUPO AEROPORTUARIO DEL CENTRO NORTE S.A.B. DE C.V.	1,676,137	1,967,576
186,700	MEGACABLE HOLDINGS S.A.B. DE C.V. - CPO	409,781	475,660
428,429	QUALITAS CONTROLADORA S.A.B. DE C.V.	2,031,458	2,741,042
228,900	REGIONAL S.A.B. DE C.V.	1,836,028	1,748,888
		9,857,193	11,914,575	1.25%
Netherlands:
5,428	ADYEN N.V.(c)(d)	8,336,607	8,606,728
143,900	AEGON N.V.	363,250	618,421
122,823	AEGON N.V. (REGISTERED)	301,298	528,139
459	AKZO NOBEL N.V.	18,664	35,826
14,277	ASM INTERNATIONAL N.V.	4,327,118	5,797,781
5,173	ASML HOLDING N.V.	2,298,941	3,534,685
8,878	ASML HOLDING N.V. (REGISTERED)	1,508,128	6,043,343
21,600	ASR NEDERLAND N.V.	788,307	861,049
30,400	EUROCOMMERCIAL PROPERTIES N.V.	737,193	692,642
3,610	EXOR N.V.(c)	90,616	297,479
51,500	FORFARMERS N.V.	322,452	182,178
980	HEINEKEN HOLDING N.V.	24,979	90,020
2,822	HEINEKEN N.V.	79,167	303,802
176,792	ING GROEP N.V.	1,288,761	2,103,308
4,634	JUST EAT TAKEAWAY.COM N.V.(c)(d)	71,044	88,580
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont'd):
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	$203,381	603,931
3,281	KONINKLIJKE DSM N.V.	122,903	387,790
65,970	KONINKLIJKE KPN N.V.	190,999	232,999
304,785	KONINKLIJKE PHILIPS N.V.	6,613,831	5,564,114
5,254	NN GROUP N.V.	212,994	190,628
117,200	ORDINA N.V.	366,521	759,431
11,126	PROSUS N.V.(c)	599,758	870,081
8,117	QIAGEN N.V. (c)	119,394	368,974
209	RANDSTAD N.V.	4,033	12,407
23,800	SIGNIFY N.V.(d)	640,632	793,565
49,916	STELLANTIS N.V.	203,470	908,269
97,212	UNIVERSAL MUSIC GROUP N.V.	2,511,442	2,457,425
6,193	WOLTERS KLUWER N.V.	101,075	781,489
		32,446,958	43,715,084	4.59%
New Zealand:
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	112,913
		115,879	112,913	0.01%
Norway:
6,359	ADEVINTA ASA(c)	37,714	45,094
30,933	AKER BP ASA	1,041,758	758,991
32,200	ATEA ASA(c)	360,833	393,664
1,166,602	AUTOSTORE HOLDINGS LTD.(c)(d)	1,616,828	2,519,137
36,524	BAKKAFROST P/F	1,737,962	2,367,728
12,068	DNB BANK ASA	82,736	216,467
9,616	EQUINOR ASA ADR(e)	174,189	273,383
65,300	EUROPRIS ASA(d)	420,002	454,332
39,398	KONGSBERG GRUPPEN ASA	1,577,378	1,591,239
23,955	NORSK HYDRO ASA	48,328	179,139
2,400	YARA INTERNATIONAL ASA	55,523	104,491
		7,153,251	8,903,665	0.93%
Poland:
24,000	ASSECO POLAND S.A.	487,128	424,099
37,500	CYFROWY POLSAT S.A.	259,610	145,615
20,074	DINO POLSKA S.A.(c)(d)	1,297,293	1,819,085
		2,044,031	2,388,799	0.25%
Portugal:
28,336	EDP - ENERGIAS DE PORTUGAL S.A.	83,675	154,405
14,452	GALP ENERGIA SGPS S.A.	143,129	163,971
9,417	JERONIMO MARTINS SGPS S.A.	105,676	220,838
123,300	NAVIGATOR (THE) CO. S.A.	307,999	441,006
155,480	SONAE SGPS S.A.	170,597	169,675
		811,076	1,149,895	0.12%
Russia:
152,020	CIAN PLC ADR(c)(e)(f)	2,339,655	-
3,168	GLOBALTRANS INVESTMENT PLC GDR (REGISTERED)(c)(f)	21,771	-
24,310	HEADHUNTER GROUP PLC ADR(c)(e)(f)	515,030	-
25,740,000	RUSHYDRO PJSC(b)(f)	218,665	-
		3,095,121	-	0.00%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	728,784
779,800	AZTECH GLOBAL LTD.	481,808	475,908
147,000	CAPITALAND ASCENDAS REIT	291,464	317,386
30,100	CITY DEVELOPMENTS LTD.	170,621	167,195
28,200	DBS GROUP HOLDINGS LTD.	158,529	700,833
26,889	GRAB HOLDINGS LTD., CLASS A(c)	66,621	80,936
39,200	KEPPEL CORP. LTD.	150,880	166,145
5,640	KEPPEL REIT	1,183	3,763
16,500	OVERSEA-CHINESE BANKING CORP. LTD.	141,635	153,856
4,931	SEA LTD. ADR(c)(e)	269,692	426,778
748,133	SEMBCORP MARINE LTD.(c)	74,130	67,005
51,700	SINGAPORE AIRLINES LTD.	194,072	222,970
13,000	SINGAPORE EXCHANGE LTD.	40,226	92,185
9,500	UNITED OVERSEAS BANK LTD.	119,702	213,166
53,000	UOL GROUP LTD.	258,414	277,156
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont'd):
63,000	VENTURE CORP. LTD.	$736,486	839,181
		3,421,432	4,933,247	0.52%
South Africa:
134,900	ADCOCK INGRAM HOLDINGS LTD.	394,451	388,899
33,591	AFRICAN RAINBOW MINERALS LTD.(b)	339,096	436,159
42,500	BARLOWORLD LTD.	242,391	213,201
132,200	INVESTEC PLC	773,831	735,481
8,997	METAIR INVESTMENTS LTD.	13,951	12,632
68,600	OCEANA GROUP LTD.	268,470	267,919
78,120	TELKOM S.A. SOC LTD.(c)	398,520	156,788
5,284	THUNGELA RESOURCES LTD.	1,910	60,005
7,550	TIGER BRANDS LTD.	88,168	84,996
42,500	ZEDA LTD.(c)	47,481	26,724
		2,568,269	2,382,804	0.25%
South Korea:
17,700	APTC CO. LTD.(c)	390,846	165,893
25,000	DAESANG CORP.	545,401	377,892
20,489	DB HITEK CO. LTD.	270,468	1,152,003
4,784	DL E&C CO. LTD.	210,584	119,669
1,907	DL HOLDINGS CO. LTD.	140,872	78,332
30,495	DOOSAN BOBCAT, INC.	884,955	1,029,605
9,900	GS HOLDINGS CORP.	371,567	308,433
9,075	HUONS CO. LTD.	416,763	222,254
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	427,980
46,124	HYUNDAI GREENFOOD CO. LTD.(g)	465,431	256,865
23,300	JW LIFE SCIENCE CORP.	391,190	208,974
18,600	KC TECH CO. LTD.	295,116	298,143
223,200	KOREA REAL ESTATE INVESTMENT & TRUST CO. LTD.	478,487	226,857
25,300	KT CORP.	539,161	573,593
64,100	LG UPLUS CORP.	723,972	534,726
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	459,145
4,775	MAEIL DAIRIES CO. LTD.	380,764	176,376
17,812	NAVER CORP.	2,195,643	2,803,869
185,746	SAMSUNG ELECTRONICS CO. LTD.	6,918,782	9,210,831
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	349,017
14,900	VIEWORKS CO. LTD.	386,364	347,426
		17,236,561	19,327,883	2.03%
Spain:
1,260	ACCIONA S.A.	78,312	252,475
8,611	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	192,446	274,388
1,333	AENA SME S.A.(c)(d)	146,281	215,834
6,379	AMADEUS IT GROUP S.A.(c)	179,436	427,117
90,991	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	434,563	650,061
74,980	BANCO SANTANDER S.A.	156,842	279,316
60,498	CAIXABANK S.A.	164,674	235,527
4,781	CELLNEX TELECOM S.A.(c)(d)	151,731	186,104
31,300	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	607,086	781,180
10,898	ENAGAS S.A.	184,898	209,348
140,872	FAES FARMA S.A.	588,215	481,400
39	FERROVIAL S.A.	588	1,147
69,814	IBERDROLA S.A.	430,525	869,622
12,493	INDUSTRIA DE DISENO TEXTIL S.A.	239,195	419,551
87,000	MEDIASET ESPANA COMUNICACION S.A.(c)	475,447	284,094
27,680	MIQUEL Y COSTAS & MIQUEL S.A.	387,291	364,531
10,622	NATURGY ENERGY GROUP S.A.	164,428	319,729
93,900	PROSEGUR CIA DE SEGURIDAD S.A.	216,845	186,792
11,393	RED ELECTRICA CORP. S.A.	163,842	200,408
31,112	REPSOL S.A.	268,381	478,918
71,500	TELEFONICA S.A.	252,344	308,536
		5,483,370	7,426,078	0.78%
Sweden:
2,065	ALLEIMA AB(c)	1,539	10,209
22,200	ASSA ABLOY AB, CLASS B	89,466	533,018
291,212	ATLAS COPCO AB, CLASS A	1,872,113	3,692,134
15,920	ATLAS COPCO AB, CLASS B	22,691	183,048
34,700	BILIA AB, CLASS A	639,435	428,548
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont'd):
32,900	BOLIDEN AB	$800,179	1,293,988
80,252	BYGGMAX GROUP AB	455,011	285,095
195,400	CLOETTA AB, CLASS B	556,844	412,101
3,608	ELECTROLUX AB, CLASS B	30,334	43,784
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B	16,773	39,265
9,604	EPIROC AB, CLASS A	18,146	190,700
4,000	EPIROC AB, CLASS B	7,248	68,184
8,600	ESSITY AB, CLASS B	62,137	245,932
56,365	EVOLUTION AB(d)	7,253,502	7,562,885
32,687	FASTIGHETS AB BALDER, CLASS B(c)	126,215	134,541
10,131	H & M HENNES & MAURITZ AB, CLASS B	98,015	144,658
141,853	HEMNET GROUP AB	1,972,151	2,368,995
25,557	HEXAGON AB, CLASS B	56,077	294,092
80,300	HUMANA AB(c)	413,356	114,235
17,500	HUSQVARNA AB, CLASS B	64,201	152,064
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	223,148
43,812	INVESTOR AB, CLASS B	150,033	872,780
49,100	INWIDO AB	276,126	521,916
36,400	KINDRED GROUP PLC SDR	177,628	406,975
7,801	KNOW IT AB	144,666	155,361
14,800	LOOMIS AB	372,004	506,610
44,500	MEKO AB	323,086	530,525
4,231	NIBE INDUSTRIER AB, CLASS B	36,599	48,250
127,439	NORDNET AB PUBL	1,491,488	2,106,876
29,428	ORRON ENERGY AB	485,724	38,713
77,000	RESURS HOLDING AB(d)	417,550	171,580
16,008	SANDVIK AB	135,894	340,192
55,935	SDIPTECH AB, CLASS B(c)	1,488,011	1,300,773
84,900	SECURITAS AB, CLASS B	649,198	756,983
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	388,605
2,634	SKANSKA AB, CLASS B	22,223	40,353
13,153	SVENSKA CELLULOSA AB S.C.A., CLASS B	76,212	172,976
20,449	SVENSKA HANDELSBANKEN AB, CLASS A	129,911	176,995
12,741	SWEDBANK AB, CLASS A	176,972	209,098
43,171	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	267,066	253,605
35,506	TETHYS OIL AB	259,465	187,556
82,745	THULE GROUP AB(d)	2,016,547	2,039,429
31,733	VITEC SOFTWARE GROUP AB, CLASS B	691,388	1,631,602
24,387	VOLVO AB, CLASS B	156,616	503,007
		24,725,513	31,781,384	3.34%
Switzerland:
229,542	ABB LTD. (REGISTERED)	4,790,594	7,871,468
4,727	ALCON, INC.	75,580	335,387
19,292	BACHEM HOLDING A.G.	1,249,144	1,940,857
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	75,522
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	402,249
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	354,199
43,234	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	3,096,119	6,930,448
1,200	DORMAKABA HOLDING A.G.	436,003	513,968
384	DUFRY A.G. (REGISTERED)(c)	8,927	17,103
54,800	EFG INTERNATIONAL A.G.(c)	442,650	536,370
44,301	GARMIN LTD.	4,741,247	4,470,857
990	GEBERIT A.G. (REGISTERED)	85,632	553,623
140	GIVAUDAN S.A. (REGISTERED)	76,496	456,203
260,193	GLOBAL BLUE GROUP HOLDING A.G.(b)(c)	2,399,460	1,561,158
6,900	HELVETIA HOLDING A.G. (REGISTERED)	678,020	962,908
106,327	HOLCIM A.G.(c)	5,337,351	6,858,836
3,711	JULIUS BAER GROUP LTD.	74,659	254,090
6,540	LONZA GROUP A.G. (REGISTERED)	3,224,470	3,933,582
117,259	MEDMIX A.G.(d)	4,422,551	2,448,143
101,747	NESTLE S.A. (REGISTERED)	5,154,391	12,420,949
146,985	NOVARTIS A.G. (REGISTERED)	10,365,853	13,493,940
45,962	POLYPEPTIDE GROUP A.G.(c)(d)	2,586,590	933,661
11,952	ROCHE HOLDING A.G.	1,552,784	3,420,512
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	167,014
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
120	SGS S.A. (REGISTERED)	$129,434	263,639
2,496	SIEGFRIED HOLDING A.G. (REGISTERED)(c)	2,157,247	1,838,017
26,559	SIKA A.G. (REGISTERED)	3,748,042	7,454,743
1,308	SONOVA HOLDING A.G. (REGISTERED)	84,414	385,707
2,344	STMICROELECTRONICS N.V. (REGISTERED)	46,287	125,381
635	SULZER A.G. (REGISTERED)	20,376	53,827
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	458,154
967	SWISS RE A.G.	77,541	99,462
194	SWISSCOM A.G. (REGISTERED)	49,414	123,784
349,335	UBS GROUP A.G. (REGISTERED)	5,114,813	7,376,613
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	826,772
8,800	VETROPACK HOLDING A.G. (REGISTERED)	405,746	443,470
8,800	VONTOBEL HOLDING A.G. (REGISTERED)	640,427	572,102
39,616	WIZZ AIR HOLDINGS PLC(c)(d)	1,221,399	1,459,217
6,700	ZEHNDER GROUP A.G. (REGISTERED)	261,335	547,027
4,209	ZURICH INSURANCE GROUP A.G.	808,513	2,013,969
		66,584,490	94,954,931	9.96%
Taiwan:
140,406	ASIA VITAL COMPONENTS CO. LTD.	526,616	654,279
125,000	CHC HEALTHCARE GROUP	178,135	284,637
219,000	CHICONY ELECTRONICS CO. LTD.	585,753	688,135
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	333,151
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	530,162
237,000	E INK HOLDINGS, INC.	1,373,826	1,451,583
77,000	INNODISK CORP.	450,307	797,453
145,000	JARLLYTEC CO. LTD.	327,630	320,367
383,000	KINDOM DEVELOPMENT CO. LTD.	503,834	377,911
660,000	POU CHEN CORP.	670,549	679,517
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	327,514
220,000	SIGURD MICROELECTRONICS CORP.	403,537	405,524
179,000	SINBON ELECTRONICS CO. LTD.	1,528,192	2,016,872
67,015	SINOPAC FINANCIAL HOLDINGS CO. LTD.	32,849	36,664
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	720,438
157,000	TAIWAN SURFACE MOUNTING TECHNOLOGY CORP.	456,051	503,933
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	510,575
142,000	USERJOY TECHNOLOGY CO. LTD.	374,944	374,324
187,000	ZHEN DING TECHNOLOGY HOLDING LTD.	694,432	704,356
		9,879,259	11,717,395	1.23%
Thailand:
500,300	POLYPLEX THAILAND PCL (REGISTERED)	376,789	257,502
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	157,954
1,424,300	SUPALAI PCL (REGISTERED)	958,380	924,681
331,320	THAI VEGETABLE OIL PCL (REGISTERED)	265,122	256,762
		1,833,949	1,596,899	0.17%
Turkey:
104,100	BIM BIRLESIK MAGAZALAR A.S.	669,519	804,806
53,800	COCA-COLA ICECEK A.S.	315,265	569,594
270,800	TURKCELL ILETISIM HIZMETLERI A.S.	605,645	449,690
		1,590,429	1,824,090	0.19%
United Arab Emirates:
420,176	NETWORK INTERNATIONAL HOLDINGS PLC(c)(d)	1,392,871	1,272,075
		1,392,871	1,272,075	0.13%
United Kingdom:
27,355	3I GROUP PLC	109,603	570,399
2,834	ADMIRAL GROUP PLC	35,119	71,334
540,200	AIRTEL AFRICA PLC(d)	753,867	710,385
52,849	ANGLO AMERICAN PLC	409,100	1,749,171
6,588	ASHTEAD GROUP PLC	294,400	403,635
136,091	ASSOCIATED BRITISH FOODS PLC	3,192,429	3,266,203
67,025	ASTRAZENECA PLC	8,270,810	9,303,081
217,456	AUTO TRADER GROUP PLC(d)	1,595,679	1,657,395
341,962	BAE SYSTEMS PLC	3,797,702	4,145,610
113,471	BAKKAVOR GROUP PLC(d)	166,389	145,841
1,013,661	BALTIC CLASSIFIEDS GROUP PLC	2,293,447	1,940,498
26,000	BANK OF GEORGIA GROUP PLC	447,200	881,590
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
14,400	BELLWAY PLC	$632,327	392,815
62,691	BERKELEY GROUP HOLDINGS PLC	3,326,515	3,252,511
115,735	BP PLC	603,532	732,712
1,096	BRITISH AMERICAN TOBACCO PLC	42,691	38,409
5,069	BUNZL PLC	39,524	191,539
8,744	BURBERRY GROUP PLC	51,148	279,788
157,500	CENTRAL ASIA METALS PLC	465,910	460,897
209,855	CNH INDUSTRIAL N.V.	1,975,096	3,210,223
391,759	COMPASS GROUP PLC	4,293,783	9,850,366
18,300	COMPUTACENTER PLC	578,995	485,039
2,276	CRODA INTERNATIONAL PLC	82,788	182,817
42,892	DECHRA PHARMACEUTICALS PLC	1,647,228	1,405,955
20,544	DIAGEO PLC	873,928	916,887
61,438	DIPLOMA PLC	2,006,361	2,135,189
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	302,208
108,100	DRAX GROUP PLC	316,682	809,692
11,278	ENTAIN PLC	146,379	175,519
33,887	FERGUSON PLC	4,356,094	4,471,907
15,306	GAMES WORKSHOP GROUP PLC	1,279,886	1,825,099
50,906	GSK PLC	747,876	907,928
46,518	HALEON PLC	141,587	185,586
1,707	HALMA PLC	38,256	47,125
4,854	HARGREAVES LANSDOWN PLC	45,104	48,038
220,182	HSBC HOLDINGS PLC	1,242,604	1,499,016
10,605	IMPERIAL BRANDS PLC	227,928	243,885
51,080	INCHCAPE PLC	363,678	489,749
25,000	INFORMA PLC	150,330	213,640
3,162	INTERCONTINENTAL HOTELS GROUP PLC	155,759	207,770
77,712	INTERNATIONAL DISTRIBUTIONS SERVICES PLC	220,280	216,118
4,528	INTERTEK GROUP PLC	190,215	226,949
518,146	J SAINSBURY PLC	1,239,535	1,784,293
234,700	JUPITER FUND MANAGEMENT PLC	895,723	393,038
295,800	KINGFISHER PLC	764,284	955,764
92,531	LEGAL & GENERAL GROUP PLC	219,999	273,692
80,708	LIBERTY GLOBAL PLC, CLASS A(c)	2,249,780	1,573,806
57,550	LIBERTY GLOBAL PLC, CLASS C(c)	1,685,769	1,172,869
6,927,018	LLOYDS BANKING GROUP PLC	4,668,034	4,086,571
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	586,021
278,852	M&G PLC	497,048	683,012
370,300	MAN GROUP PLC/JERSEY	651,704	1,077,897
222,659	MARSTON'S PLC(c)	353,697	98,795
81,570	MELROSE INDUSTRIES PLC	110,531	168,125
456,400	MITIE GROUP PLC	439,408	463,142
10,025	MONDI PLC	158,542	158,900
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	508,182
25,094	NATIONAL GRID PLC	179,570	340,617
297,247	NATWEST GROUP PLC	420,566	971,220
2,141	NEXT PLC	36,699	173,987
13,839	OCADO GROUP PLC(c)	76,149	91,847
123,700	OSB GROUP PLC	637,568	738,040
11,636	PEARSON PLC	115,255	121,435
10,230	PHOENIX GROUP HOLDINGS PLC	58,370	69,107
37,517	PRUDENTIAL PLC	383,673	513,094
72,274	QINETIQ GROUP PLC	288,399	289,814
9,159	RECKITT BENCKISER GROUP PLC	360,759	695,851
151,700	REDDE NORTHGATE PLC	615,982	647,997
57,235	REDROW PLC	447,916	337,440
384,600	REGIONAL REIT LTD.(d)(h)	487,088	257,432
21,616	RELX PLC	156,210	699,970
222,935	RELX PLC (LONDON EXCHANGE)	3,233,856	7,216,937
17,101	RIO TINTO PLC ADR(e)	459,762	1,173,129
120,868	ROLLS-ROYCE HOLDINGS PLC(c)	107,369	223,234
145,881	RS GROUP PLC	1,796,088	1,649,710
24,928	SAGE GROUP (THE) PLC	108,477	238,852
9,979	SCHRODERS PLC	43,138	56,865
16,135	SEGRO PLC	67,053	153,575
4,954	SEVERN TRENT PLC	76,220	175,959
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
120,965	SHELL PLC	$2,219,131	3,463,918
14,030	SMITH & NEPHEW PLC	98,533	195,205
414,000	SPEEDY HIRE PLC	294,411	171,871
1,007	SPIRAX-SARCO ENGINEERING PLC	115,138	147,781
7,418	ST. JAMES'S PLACE PLC	82,237	111,129
108,800	STANDARD CHARTERED PLC	699,097	827,832
82,413	STHREE PLC	315,585	425,026
12,700	STOLT-NIELSEN LTD.	390,340	404,838
144,800	SYNTHOMER PLC	719,407	209,433
148,000	TP ICAP GROUP PLC	641,118	328,848
126,800	TYMAN PLC	343,290	376,012
24,877	UNILEVER PLC	1,139,759	1,288,824
3,811	UNILEVER PLC ADR(e)	146,515	197,905
8,137	UNITED UTILITIES GROUP PLC	56,989	106,406
2,756	WHITBREAD PLC	54,937	101,802
26,206	WILLIS TOWERS WATSON PLC	5,866,542	6,089,750
94,600	WINCANTON PLC	471,523	252,169
34,827	WPP PLC	266,244	413,195
		86,771,522	106,182,681	11.14%
United States:
24,204	AON PLC, CLASS A	5,643,511	7,631,279
223,922	ARCH CAPITAL GROUP LTD.(c)	7,025,924	15,197,586
12,691	EPAM SYSTEMS, INC.(c)	5,348,965	3,794,609
11,868	LINDE PLC	3,948,771	4,169,406
3,082	METTLER-TOLEDO INTERNATIONAL, INC.(c)	2,082,669	4,716,107
16,766	RESMED, INC.	1,706,537	3,671,587
72,259	SENSATA TECHNOLOGIES HOLDING PLC	3,970,992	3,614,395
25,944	STERIS PLC	4,409,576	4,962,568
		34,136,945	47,757,537	5.01%
Uruguay:
19,036	GLOBANT S.A.(c)	3,168,702	3,122,094
		3,168,702	3,122,094	0.33%
Vietnam:
597,300	FPT CORP.	2,104,948	2,014,740
		2,104,948	2,014,740	0.21%
	Sub-total Common Stocks:	700,346,163	901,839,389	94.63%
Preferred Stocks:
Brazil:
263,400	CIA DE SANEAMENTO DO PARANA, 0.33%(i)	350,151	188,646
179,200	CIA ENERGETICA DE MINAS GERAIS, 2.01%(i)	357,186	404,472
		707,337	593,118	0.06%
Chile:
223,300	EMBOTELLADORA ANDINA S.A., CLASS B, 5.80%(i)	477,638	575,885
		477,638	575,885	0.06%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G., 9.04%(i)	49,612	155,585
18,800	JUNGHEINRICH A.G., 2.10%(i)	455,925	655,624
330	SARTORIUS A.G., 0.37%(i)	63,895	138,509
2,800	STO S.E. & CO. KGAA, 0.18%(i)	304,841	518,011
1,909	VOLKSWAGEN A.G., 6.98%(i)	256,999	260,491
		1,131,272	1,728,220	0.18%
South Korea:
79,865	SAMSUNG ELECTRONICS CO. LTD., 2.68%(i)	3,317,974	3,335,031
		3,317,974	3,335,031	0.35%
	Sub-total Preferred Stocks:	5,634,221	6,232,254	0.65%
Rights:
Taiwan:
8,406	ASIA VITAL COMPONENTS CO. LTD.(c)	-	12,700
		-	12,700	0.00%
	Sub-total Rights:	-	12,700	0.00%
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Participatory Notes:
United Kingdom:
244,577	RYANAIR HOLDINGS PLC, ISSUED BY HSBC BANK PLC, EXPIRES 10/31/23(c)	$2,722,979	3,956,442
		2,722,979	3,956,442	0.42%
	Sub-total Participatory Notes:	2,722,979	3,956,442	0.42%
Short-Term Investments:
6,489,390	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO, INSTITUTIONAL SHARES(j)	6,489,390	6,489,390
35,588,407	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, INSTITUTIONAL SHARES, 4.70%(k)	35,588,407	35,588,407
	Sub-total Short-Term Investments:	42,077,797	42,077,797	4.41%
	Grand total	$750,781,160	954,118,582	100.11%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Security is either wholly or partially on loan.
(c)	Non-income producing assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.90% of net assets as of March 31, 2023.
(f)	Security has been deemed worthless and is a Level 3 investment.
(g)	This is a Level 3 security.
(h)	Restricted security that has been deemed illiquid. At March 31, 2023, the value of these restricted illiquid securities amounted to $257,432 or 0.03% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Regional REIT Ltd.	1/7/2022	$487,088

(i)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(j)	Investment relates to cash collateral received from portfolio securities loaned.
(k)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2022, the value of the Clearwater International Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $22,771,623 with net purchases of $12,816,784 during the three months ended March 31, 2023.
At March 31, 2023, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	4.32%
Consumer Discretionary	13.31
Consumer Staples	8.76
Energy	3.09
Financials	16.27
Health Care	12.62
Industrials	18.91
Information Technology	13.49
Materials	6.37
Real Estate	1.56
Utilities	1.30
100.00%
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
At March 31, 2023, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	23.33%
United States Dollar	14.55
Japanese Yen	11.75
British Pound	11.04
Swiss Franc	9.58
Other currencies	29.75
100.00%
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. With respect to Fund investments that do not have readily available market quotations, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940. When prices are not readily available (including those for which trading has been suspended), are determined not to be reliable, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined by the Adviser using procedures approved by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2023.
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,234,183	$34,884,799	$—	$41,118,982
Brazil	2,367,827	2,809,681	—	5,177,508
Canada	22,786,848	42,506,824	—	65,293,672
Denmark	1,636,755	28,459,860	—	30,096,615
Finland	2,759,754	4,983,949	—	7,743,703
France	1,159,246	77,538,947	—	78,698,193
Germany	141,230	36,971,600	—	37,112,830
Hong Kong	51,228	16,340,700	—	16,391,928
India	6,910,478	17,485,077	—	24,395,555
Ireland	10,586,049	8,830,558	—	19,416,607
Israel	104,625	3,817,835	—	3,922,460
Italy	2,004,220	20,857,801	—	22,862,021
Japan	599,349	107,163,333	—	107,762,682
Mexico	2,387,137	9,527,438	—	11,914,575
Netherlands	6,571,482	37,143,602	—	43,715,084
Norway	273,383	8,630,282	—	8,903,665
Russia	—	—	—*	—*
Singapore	507,714	4,425,533	—	4,933,247
South Korea	—	19,071,018	256,865**	19,327,883
Switzerland	6,157,396	88,797,535	—	94,954,931
United Kingdom	10,207,459	95,975,222	—	106,182,681
United States	43,588,131	4,169,406	—	47,757,537
Uruguay	3,122,094	—	—	3,122,094
All other countries	—	101,034,936	—	101,034,936
Participatory Notes	—	3,956,442	—	3,956,442
Preferred Stocks	—	6,232,254	—	6,232,254
Rights	—	12,700	—	12,700
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CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$42,077,797	$—	$—	$42,077,797
Total	$172,234,385	$781,627,332	$256,865	$954,118,582

* Security has been deemed worthless and is a Level 3 investment.
** During the period, security transferred into Level 3 from Level 2 due to a trading halt on security.
For the Clearwater International Fund, the investment value is comprised of equity securities, rights, participatory notes and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2023 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
69	(Continued)